Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	NJ
Entity Registrant Name	NIDEC CORP
Entity Central Index Key	0001158967
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	145,075,080

CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	¥ 193,420	¥ 130,290
Trade notes and accounts receivable, net of allowance for doubtful accounts of ¥496 million on March 31, 2012 and ¥860 million on March 31, 2013:
Notes	10,479	11,207
Accounts	148,606	171,255
Inventories	99,826	91,453
Other current assets	48,359	35,082
Total current assets	500,690	439,287
Marketable securities and other securities investments	15,900	14,818
Investments in and advances to affiliated companies	1,246	754
Long-term Investments, Total	17,146	15,572
Property, plant and equipment:
Land	43,523	39,996
Buildings	159,270	133,911
Machinery and equipment	330,425	289,139
Construction in progress	21,837	22,196
Property, Plant and Equipment, Gross, Total	555,055	485,242
Less-Accumulated depreciation	(277,078)	(254,411)
Long-lived assets	277,977	230,831
Goodwill	132,893	80,525
Other non-current assets, net of allowance for doubtful accounts of ¥506 million on March 31, 2012 and ¥515 million on March 31, 2013	76,146	34,186
Total assets	1,004,852	800,401
Current liabilities:
Short-term borrowings	32,798	86,608
Current portion of long-term debt	133,628	674
Trade notes and accounts payable	134,165	107,345
Accrued expenses	31,854	22,983
Other current liabilities	32,432	34,750
Total current liabilities	364,877	252,360
Long-term liabilities:
Long-term debt	146,271	101,236
Accrued pension and severance costs	19,235	12,715
Other long-term liabilities	21,002	8,479
Total long-term liabilities	186,508	122,430
Commitments and contingencies (Note 21 and 23)
Equity:
Common stock authorized 2012 and 2013: 480,000,000 shares; issued: 2012- 145,075,080 shares / 2013- 145,075,080 shares	66,551	66,551
Additional paid-in capital	70,518	66,762
Retained earnings	322,650	326,777
Accumulated other comprehensive income (loss):
Foreign currency translation adjustments	12,473	(47,911)
Net unrealized gains and losses on securities	1,187	1,013
Net gains and losses on derivative instruments	242	73
Pension liability adjustments	(1,112)	(643)
Treasury stock, at cost: 2012- 8,240,496 shares / 2013- 10,393,522 shares	(57,007)	(42,440)
Total Nidec Corporation shareholders' equity	415,502	370,182
Noncontrolling interests	37,965	55,429
Total equity	453,467	425,611
Total liabilities and equity	¥ 1,004,852	¥ 800,401

CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Trade notes and accounts receivable, allowance for doubtful accounts	¥ 860	¥ 496
Other non-current assets, allowance for doubtful accounts	¥ 515	¥ 506
Common stock, authorized	480,000,000	480,000,000
Common stock, issued	145,075,080	145,075,080
Treasury stock, shares	10,393,522	8,240,496

CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Net sales	¥ 709,270		¥ 682,320	¥ 675,988
Operating expenses:
Cost of products sold	572,605		523,729	500,034
Selling, general and administrative expenses	84,760		55,471	55,348
Research and development expenses	34,278		30,050	27,737
Costs and Expenses, Total	691,643		609,250	583,119
Operating income	17,627		73,070	92,869
Other income (expense):
Interest and dividend income	1,831		1,634	1,049
Interest expense	(679)		(299)	(355)
Foreign exchange loss, net	(2,973)		(1,756)	(9,108)
Loss on marketable securities, net	(87)		(202)	(238)
Other, net	(2,292)		(1,591)	(2,251)
Nonoperating Income (Expense), Total	(4,200)		(2,214)	(10,903)
Income from continuing operations before income taxes	13,427		70,856	81,966
Income taxes	(6,568)		(18,801)	(18,309)
Equity in net income of affiliated companies	13		0	6
Income from continuing operations	6,872		52,055	63,663
Loss on discontinued operations			(7,768)	(6,171)
Consolidated net income	6,872		44,287	57,492
Less: Net income attributable to noncontrolling interests	1,126		(3,556)	(5,159)
Net income attributable to Nidec Corporation	7,998		40,731	52,333
Earning per share-basic
Income from continuing operations attributable to Nidec Corporation	¥ 59.37		¥ 336.33	¥ 406.1
Loss on discontinued operations attributable to Nidec Corporation			¥ (40.08)	¥ (30.19)
Net income attributable to Nidec Corporation	¥ 59.37	[1],[2]	¥ 296.25	¥ 375.91
Earning per share-diluted
Income from continuing operations attributable to Nidec Corporation	¥ 55.07		¥ 314.41	¥ 391.96
Loss on discontinued operations attributable to Nidec Corporation			¥ (37.52)	¥ (29.16)
Net income attributable to Nidec Corporation	¥ 55.07	[1]	¥ 276.89	¥ 362.8
Cash dividends paid	¥ 90		¥ 90	¥ 80
Net income attributable to Nidec Corporation
Income from continuing operations attributable to Nidec Corporation	7,998		46,242	56,536
Loss on discontinued operations attributable to Nidec Corporation			(5,511)	(4,203)
Net income attributable to Nidec Corporation	¥ 7,998		¥ 40,731	¥ 52,333

[1]	All potentially dilutive securities are excluded from the calculation in a situation where there is a net loss attributable to Nidec Corporation.
[2]	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Consolidated net income	¥ 6,872	¥ 44,287	¥ 57,492
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	61,964	(2,560)	(16,461)
Net unrealized gains and losses on securities	151	(7)	(907)
Net gains and losses on derivative instruments	169	(146)	219
Pension liability adjustments	(433)	93	433
Other comprehensive income (loss), Net-of-tax	61,851	(2,620)	(16,716)
Total comprehensive income	68,723	41,667	40,776
Less: Comprehensive (income) loss attributable to noncontrolling interests	(467)	(3,983)	(4,344)
Comprehensive income (loss) attributable to Nidec Corporation	¥ 68,256	¥ 37,684	¥ 36,432

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, except Share data, unless otherwise specified	Total	Common stock	Additional Paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock, at cost	Nidec Corporation total shareholders' equity	Non- controlling interests
Beginning Balance at Mar. 31, 2010	¥ 401,531	¥ 66,551	¥ 69,090	¥ 257,255	¥ (28,520)	¥ (24,067)	¥ 340,309	¥ 61,222
Beginning Balance (in shares) at Mar. 31, 2010		145,075,080
Comprehensive income:
Net income	57,492			52,333			52,333	5,159
Other comprehensive income (loss)
Foreign currency translation adjustments	(16,461)				(15,928)		(15,928)	(533)
Unrealized gains and losses on securities	(907)				(681)		(681)	(226)
Unrealized gains and losses on derivative instruments	219				219		219
Pension liability adjustments	433				489		489	(56)
Total comprehensive income	40,776						36,432	4,344
Purchase of treasury stock	(11,226)					(11,226)	(11,226)
Change in ownership of subsidiaries in connection with share exchange transaction	463		1,186			3,002	4,188	(3,725)
Dividends paid to shareholders of Nidec Corporation	(11,143)			(11,143)			(11,143)
Dividends paid to noncontrolling interests	(1,655)							(1,655)
Capital transaction with consolidated subsidiaries and other	(8,240)		(3,316)			6	(3,310)	(4,930)
Ending Balance at Mar. 31, 2011	410,506	66,551	66,960	298,445	(44,421)	(32,285)	355,250	55,256
Ending Balance (in shares) at Mar. 31, 2011		145,075,080
Comprehensive income:
Net income	44,287			40,731			40,731	3,556
Other comprehensive income (loss)
Foreign currency translation adjustments	(2,560)				(2,749)		(2,749)	189
Unrealized gains and losses on securities	(7)				(53)		(53)	46
Unrealized gains and losses on derivative instruments	(146)				(146)		(146)
Pension liability adjustments	93				(99)		(99)	192
Total comprehensive income	41,667						37,684	3,983
Purchase of treasury stock	(10,155)					(10,155)	(10,155)
Dividends paid to shareholders of Nidec Corporation	(12,399)			(12,399)			(12,399)
Dividends paid to noncontrolling interests	(1,444)							(1,444)
Capital transaction with consolidated subsidiaries and other	(2,564)		(198)				(198)	(2,366)
Ending Balance at Mar. 31, 2012	425,611	66,551	66,762	326,777	(47,468)	(42,440)	370,182	55,429
Ending Balance (in shares) at Mar. 31, 2012		145,075,080
Comprehensive income:
Net income	6,872			7,998			7,998	(1,126)
Other comprehensive income (loss)
Foreign currency translation adjustments	61,964				60,384		60,384	1,580
Unrealized gains and losses on securities	151				174		174	(23)
Unrealized gains and losses on derivative instruments	169				169		169
Pension liability adjustments	(433)				(469)		(469)	36
Total comprehensive income	68,723						68,256	467
Purchase of treasury stock	(31,277)					(31,277)	(31,277)
Change in ownership of subsidiaries in connection with share exchange transaction			3,270			16,710	19,980	(19,980)
Dividends paid to shareholders of Nidec Corporation	(12,125)			(12,125)			(12,125)
Dividends paid to noncontrolling interests	(1,421)							(1,421)
Acquisitions of new subsidiaries	3,391							3,391
Capital transaction with consolidated subsidiaries and other	565		486				486	79
Ending Balance at Mar. 31, 2013	¥ 453,467	¥ 66,551	¥ 70,518	¥ 322,650	¥ 12,790	¥ (57,007)	¥ 415,502	¥ 37,965
Ending Balance (in shares) at Mar. 31, 2013		145,075,080

CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Consolidated net income	¥ 6,872	¥ 44,287	¥ 57,492
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	34,935	31,511	32,981
Amortization	4,756	2,819	2,729
Loss on marketable securities, net	87	200	238
Loss on sales, disposal or impairment of property, plant and equipment	10,300	15,705	545
Loss recovery and gain on property, plant and equipment damaged in flood	(4,027)	(19,662)
Deferred income taxes	(12,049)	12,835	(4,496)
Equity in net (income) loss of affiliated companies	(13)	0	(6)
Foreign currency adjustments	1,744	236	5,523
Accrual for pension and severance costs, net payments	(396)	(915)	(3,745)
Changes in operating assets and liabilities:
Decrease (increase) in notes and accounts receivable	53,221	(14,819)	3,995
(Increase) decrease in inventories	14,090	(257)	(15,856)
Decrease in notes and accounts payable	(1,257)	(8,061)	(3,058)
Decrease in accrued income taxes	(7,263)	(2,259)	(124)
Other	9,286	(4,908)	6,866
Net cash provided by operating activities	110,286	56,712	83,084
Cash flows from investing activities:
Additions to property, plant and equipment	(61,368)	(41,446)	(55,010)
Proceeds from sales of property, plant and equipment	1,036	2,725	960
Insurance proceeds related to property, plant and equipment damaged in flood	880	20,804
Purchases of marketable securities	(147)	(213)	(12)
Proceeds from sale or redemption of marketable securities	692	414	72
Acquisitions of business, net of cash acquired	(79,884)	5,201	(51,594)
Other	4,937	(7,403)	(1,358)
Net cash used in investing activities	(133,854)	(19,918)	(106,942)
Cash flows from financing activities:
(Decrease) increase in short-term borrowings	(52,199)	26,060	(63,205)
Proceeds from issuance of long-term debt	71,307		278
Repayments of long-term debt	(12,392)	(1,229)	(2,016)
Proceeds from issuance of corporate bonds	100,000		100,500
Purchases of treasury stock	(31,277)	(10,155)	(11,226)
Payments for additional investments in subsidiaries	(92)	(454)	(7,827)
Dividends paid to shareholders of Nidec Corporation	(12,125)	(12,399)	(11,143)
Dividends paid to noncontrolling interests	(1,421)	(1,444)	(1,655)
Other	(684)	(1,193)	58
Net cash provided by (used in) financing activities	61,117	(814)	3,764
Effect of exchange rate changes on cash and cash equivalents	25,581	(11)	(8,894)
Net (decrease) increase in cash and cash equivalents	63,130	35,969	(28,988)
Cash and cash equivalents at beginning of year	130,290	94,321	123,309
Cash and cash equivalents at end of year	¥ 193,420	¥ 130,290	¥ 94,321

Nature of operations	12 Months Ended
Mar. 31, 2013
Nature of operations

1. Nature of operations:

NIDEC Corporation (the “Company”) and its subsidiaries (collectively “NIDEC”) are primarily engaged in the design, development, manufacture and marketing of i) small precision motors, which include spindle motors for hard disk drives, motors for optical disk drives, small precision fans, motor appliances and other small motors; ii) automotive, appliance, commercial and industrial products, which are used in various electric household appliances, commercial and industrial equipment and automobiles; iii) machinery, which includes, test systems, measuring equipment, power transmission equipment, factory automation systems, press machines, card readers and industrial robots; iv) electronic and optical components, which include camera shutters, camera lens units, switches, trimmer potentiometers, processing and precision plastic mold products; and v) other products, which include other services. Manufacturing operations are located primarily in Asia (China, Thailand, Vietnam and the Philippines), Japan and North America, and sales subsidiaries are primarily located in Asia, Japan, North America and Europe.

The main customers for NIDEC are manufacturers of hard disk drives. NIDEC also sells its products to the manufacturers of various electric household appliances, automation equipment, automotive components, home video game consoles, telecommunication equipment and audio-visual equipment.

The product category has been renamed from “General motors” to “Automotive, appliance, commercial and industrial products.” For more information, see Note 25 to our audited consolidated financial statements included elsewhere in this annual report.

Summary of significant accounting policies	12 Months Ended
Mar. 31, 2013
Summary of significant accounting policies

2. Summary of significant accounting policies:

The Company and its subsidiaries in Japan maintain their records and prepare their financial statements in accordance with accounting principles generally accepted in Japan, and its foreign subsidiaries in conformity with those of their countries of domicile. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with accounting principles generally accepted in the United States of America. Significant accounting policies after reflecting adjustments for the above are as follows:

Estimates -

The preparation of NIDEC’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Some of the more significant estimates include the valuation of inventories, allowance for doubtful accounts, depreciation and amortization of long-lived assets, valuation allowance for deferred tax assets, valuation of investment securities, fair value of financial instruments, uncertain tax positions, pension liabilities, the recoverability of long-lived assets and goodwill, and fair value of assets acquired and liabilities assumed. Actual results could differ from those estimates.

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the Company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Companies over which NIDEC exercises significant influence, but which it does not control, are classified as affiliated companies and accounted for using the equity method. Consolidated net income includes NIDEC’s equity in current earnings (losses) of such companies, after elimination of unrealized intercompany profits.

On occasion, NIDEC may acquire additional shares of the voting rights of a consolidated subsidiary or dispose of a part of those shares or a Nidec consolidated subsidiary may issue its shares to third parties. With respect to such transactions, all transactions for changes in a parent’s ownership interest in a subsidiary that do not result in the subsidiary ceasing to be a subsidiary are recognized as equity transactions.

The FASB Accounting Standards Codification™(ASC) 810, “Consolidation” requires the consolidation or disclosure of variable interest entities. NIDEC does not hold any variable interests in a variable interest entity.

Translation of foreign currencies -

Non monetary asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at the year-end exchange rates and all income and expense accounts are translated at exchange rates that approximate those prevailing at the time of the transactions. The resulting translation adjustments are included as a component of accumulated other comprehensive income in shareholders’ equity.

Monetary assets and liabilities denominated in foreign currencies are translated at the year-end exchange rates and the resulting transaction gains or losses are taken into income.

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments, with original maturities of three months or less that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Inventories -

Inventories are stated at the lower of cost or market. Cost is determined principally on the weighted average cost basis. Cost includes the cost of materials, labor and applied factory overhead. Projects in progress, which mainly relate to production of factory automation equipment based on contracts with customers, are stated at the lower of cost or market, cost being determined as the accumulated production cost.

Marketable securities -

Marketable securities consist of equity securities that are listed on recognized stock exchanges and debt securities. Equity securities designated as available-for-sale are carried at fair value with changes in unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Realized gains and losses are determined on the average cost method and are reflected in the statement of income. Other than temporary declines in market value of individual securities classified as available-for-sale are charged to income in the period the loss occurs. Debt securities designated as held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts.

Derivative financial instruments -

NIDEC manages the exposures of fluctuations in foreign exchange rate, interest rate and commodity prices movements through the use of derivative financial instruments which include foreign exchange forward contracts, currency option contracts, interest rate swap agreements and commodities agreements. NIDEC does not hold derivative financial instruments for trading purposes.

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged in current earnings. However certain derivatives may qualify for hedge accounting as a cash flow hedge, if the hedging relationship is expected to be highly effective in achieving offsetting of cash flows of the hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these derivatives designated as cash flow hedge derivatives are deferred in accumulated other comprehensive income and charged to earnings when the underlying transaction being hedged occurs.

NIDEC designates certain foreign exchange forward contracts, interest rate swap agreements and commodities agreements as cash flow hedges. NIDEC formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or forecasted transactions. NIDEC also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not a highly effective hedge or that it has ceased to be a highly effective hedge, NIDEC discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the previously recognized net derivative gains or losses remain in accumulated other comprehensive income until the hedged transaction occurs, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into earnings immediately.

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to expense in the year incurred.

Effective April 1, 2011, NIDEC changed the depreciation method from the declining-balance method to the straight-line method as a result of taking business situation into consideration.

NIDEC believes that the straight-line method better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated. Under the provisions of ASC 250, “Accounting Changes and Error Corrections,” a change in depreciation method is treated as a change in accounting estimate. The effect of the change in depreciation method has been reflected on a prospective basis beginning April 1, 2011, and prior period results were not restated. The change in depreciation methods caused an increase in Income from continuing operations before income taxes by ¥1,241 million, Income from continuing operations by ¥813 million and Earning per share by ¥5.92 respectively for the year ended March 31, 2012.

Depreciation of property, plant and equipment is computed on the straight-line method at rates based on the estimated useful lives of the assets. Estimated useful lives range from 10 to 20 years for most spindle motor factories, from 7 to 47 years for factories to produce other products, 50 years for the head office and sales offices, from 3 to 18 years for leasehold improvements, and from 2 to 15 years for machinery and equipment.

Depreciation expense amounted to ¥32,981 million, ¥31,511 million, and ¥34,935 million for the years ended March 31, 2011, 2012 and 2013, respectively.

Lease-

NIDEC capitalizes leases and related obligations when any of the four criteria are met within the guidance of ASC 840 “Leases”. Under ASC840, these leases and related obligations are capitalized at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments.

Goodwill and other intangible assets -

Goodwill and other intangible assets are accounted for under ASC350, “Intangibles—Goodwill and Other”.

Goodwill acquired in business combinations is not amortized but tested annually for impairment. NIDEC tests for impairment at the reporting unit level on January 1st of each year. In addition, NIDEC tests for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This test is a two-step process. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value, which is based on discounted future cash flows, exceeds the carrying amount, goodwill is not considered impaired. If the carrying amount exceeds the fair value, the second step must be performed to measure the amount of the impairment loss, if any. The second step compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill.

Other intangible assets include proprietary technology and customer relationships, as well as software and other intangible assets acquired in business combinations. Intangible assets with an indefinite life are not subject to amortization and are tested for impairment once on January 1st of each year or more frequently if an event occurs or circumstances change. Intangible assets with a definite life are amortized on a straight-line basis over their estimated useful lives. The weighted average amortization period for proprietary technology, customer relationships and software are 12 years, 18 years and 6 years, respectively.

Long-lived assets -

NIDEC reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted future cash flows expected to result from the use of the asset group and its eventual disposition. The amount of the impairment loss to be recorded is calculated as the excess of the assets group’s carrying value over its fair value. Long-lived assets that are to be disposed of other than by sale are considered to be held and used until the disposal. Long-lived assets that are to be disposed of by sale are reported at the lower of their carrying value or fair value less costs to sell. Reductions in carrying value are recognized in the period in which long-lived assets are classified as held for sale.

Revenue recognition -

NIDEC recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectibility is reasonably assured. For small precision motors, automotive, appliance, commercial and industrial products and electronic and optical components, these criteria are generally met at the time a product is delivered to the customers’ site which is the time the customer has taken title to the product and the risk and rewards of ownership have been substantively transferred. These conditions are met at the time of delivery to customers in domestic sales (FOB destination) and at the time of shipment for export sales (FOB shipping point). Revenue for machinery sales is recognized upon receipt of final customer acceptance. At the time the related revenue is recognized, NIDEC makes provisions for estimated product returns. Revenue from a part of sales of automotive, appliance, commercial and industrial products under long-term construction type arrangements are recognized under the percentage-of-completion method. Under the percentage-of-completion method, revenue is recognized as a percentage of estimated total revenue that incurred costs to date bear to estimated total costs after giving effect to estimates of costs to complete based upon the most recent information.

Research and development expenses -

Research and development expenses, mainly consisting of personnel and depreciation expenses at research and development branches, are charged to operations as incurred.

Advertising costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥246 million, ¥228 million, and ¥296 million for the years ended March 31, 2011, 2012 and 2013, respectively.

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

NIDEC recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in other, net in the consolidated statements of income.

Earnings per share -

Basic net income per common share is calculated by dividing net income by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income per common share is similar to the calculation of basic net income per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds and options.

Other comprehensive income -

NIDEC’s other comprehensive income is primarily comprised of unrealized gains and losses on marketable securities designated as available-for-sale, foreign currency translation adjustments, adjustments to recognize pension liabilities associated with NIDEC’s defined benefit pension plans and unrealized gains (or losses) from derivative instruments qualifying cash flow hedge.

Reclassification

Certain reclassifications of previously reported amounts have been made to the consolidated statements of income and cash flows for the years ended March 31, 2011 and 2012 to conform to the current year presentation.

As of March 31, 2011, NIDEC discontinued its specialty lens unit business. The results of the specialty lens unit business were previously recorded in the Nidec Copal reporting segments. As of March 31, 2012, NIDEC discontinued its lens actuator business and its tape drive and disk drive mechanism business included within the Nidec Sankyo reportable segment, and its compact digital camera lens unit business included within the Nidec Copal reportable segment. The operating results of the discontinued businesses and exit costs with related taxes were recorded as “Loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20, “Presentation of Financial Statements-Discontinued Operations”.

Accounting Changes

As of April 1, 2012, NIDEC adopted FASB Accounting Standards Codification™ (ASC) 220 “Comprehensive Income” updated by Accounting Standards Update (ASU) No. 2011-05 “Presentation of Comprehensive Income” and ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” ASU 2011-05 eliminates the option to report other comprehensive income and its components in the consolidated statement of changes in equity and requires an entity to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. ASU 2011-12 indefinitely defers the requirement in ASU 2011-05 to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. During the deferral period, the existing requirements in U.S. GAAP for the presentation of reclassification adjustments must continue to be followed. These standards are provisions for disclosure. The adoption of these standards did not have any impact on NIDEC’s consolidated financial position, results of operations and liquidity.

As of April 1, 2012, NIDEC adopted FASB ASC 350 “Intangibles-Goodwill and Other.” updated by ASU 2011-08 “Testing Goodwill for Impairment.” ASU 2011-08 allows an entity the option of performing a qualitative assessment before calculating the fair value of a reporting unit. If an entity determines, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The adoption of this standard did not have material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

Recent Accounting Pronouncements to be adopted in future periods

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.” ASU 2012-02 allows an entity the option of performing a qualitative assessment before calculating the fair value of an indefinite-lived intangible asset and performing the quantitative impairment test. If an entity determines, on the basis of qualitative factors, that it is more likely than not that the asset is impaired, the quantitative impairment test would be required. ASU 2012-02 is effective for annual and interim impairment tests of indefinite-lived intangible assets performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. NIDEC is currently evaluating the potential impact from adopting ASU 2012-02 on its consolidated financial position, results of operations and liquidity.

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” ASU 2013-02 requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. This standard is provision for disclosure. The adoption of this standard will not have any impact on NIDEC’s consolidated financial position, results of operations and liquidity.

Acquisitions	12 Months Ended
Mar. 31, 2013
Acquisitions

3. Acquisitions

On September 30, 2010, NIDEC acquired all of the assets, the liabilities and the voting rights of Emerson Electric Co.’s motors and controls business which consists of industrial, air conditioning and home appliance motor business (subsequently renamed “Nidec Motor Corporation”) for cash of ¥57,442 million in order to address the need of rapidly globalizing customers by securing a strong presence in North America to complement existing operations in Asia and Europe. NIDEC also aims to complement and expand its product lineup and accelerate operational growth by effectively blending NIDEC’s industry-leading brushless motor technologies with the EMC business.

On July 1, 2011, NIDEC acquired all of the voting rights of Sanyo Seimitsu Co., Ltd. which consists of small precision motor product category, particularly vibration motors for mobile phones of Sanyo Electric Co., Ltd., in order to further develop and expand our small precision motor product category by effectively using the operational resources of, and efficiently developing new products and expanding sales opportunities for small precision motor product category. Sanyo Seimitsu Co., Ltd. was subsequently renamed Nidec Seimitsu Corporation. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On April 2, 2012, NIDEC acquired all of the voting rights in The Minster Machine Company (“Minster”), which consists of machinery product category, particularly medium-sized and large-sized high-speed, high-rigidity press machines and large-sized press machines for dies for motor parts, in order to continues to pursue NIDEC’s group-wide growth strategy by seeking to increase sales by expanding our business not only in NIDEC’s existing electronic parts market but also in wider markets, including the beverage can and automobile parts markets. The Minster Machine Company, was subsequently renamed Nidec Minster Corporation.

On May 31, 2012, NIDEC acquired all of the voting rights in Ansaldo Sistemi Industriali S.p.A. (“Ansaldo”), an Italian company, which consists of automotive, appliance, commercial and industrial products business for cash of ¥36,564 million, where NIDEC has increasingly focused our efforts as one of the principal growth area, in order to accelerate the global expansion of NIDEC’s industrial motor business by gaining sales platforms in markets where NIDEC currently do not have significant sales and by expanding NIDEC’s product offering to include a wide range of products that are currently not in our product portfolio. Ansaldo Sistemi Industriali S.p.A was subsequently renamed Nidec ASI S.p.A.

On September 28, 2012, NIDEC acquired all of the voting rights in Avtron Industrial Automation, Inc. (“Avtron”), which consists of rich system engineering resources, experience, the customer relationship and a sales channel in North America, in order to strengthen the industrial motor and automation solutions business and accelerate the Company’s strategy to achieve synergies with acquired companies.

On October 2, 2012, NIDEC acquired 51.4% of the voting rights of SCD Co., Ltd. (“SCD”), a South Korean company, which consists of development, manufacturing and sale of motor drive units for refrigerators and motors for air conditioners, in order to gain an opportunity to enter into business with South Korean home appliance manufacturers that have a strong presence in emerging economies, and seeks to expand sales of its rich product line-up.

On November 1, 2012, NIDEC acquired all of the voting rights in Kinetek Group Inc. (“Kinetek”), which conducts its commercial motor business on a global basis and occupies a leading position in various markets for commercial motors used in such end-products as elevators/escalators, commercial food refrigerators, floor care equipment, golf and utility vehicles, material handling vehicles and aerial lifts for cash of ¥35,697 million, in order to strengthen NIDEC’s commercial motor business.

On December 28, 2012, NIDEC acquired 51.0% of the voting rights of Nidec Kaiyu Auto Electric (Jiangsu) Co., Ltd. (“Kaiyu”), a Chinese company, which consists of development, manufacturing and sale of brush motors for electric power steering (“EPS”) systems and automotive fans, in order to acquire technologies for brush motors for EPS systems, which NIDEC currently does not possess, and business opportunities in the Chinese automobile market, new entry into which has been difficult.

The total amount of the acquisition of the voting rights of Minster, Avtron, SCD and Kaiyu is cash of ¥18,386 million.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

	Yen in millions
	April 2, 2012	May 31, 2012	September 28, 2012	October 2, 2012	November 1, 2012	December 28, 2012
	Minster	Ansaldo	Avtron	SCD	Kinetek	Kaiyu
Cash and cash equivalents	¥2,585	¥976	¥53	¥642	¥5,632	¥874
Accounts receivable	1,260	7,668	358	449	5,465	361
Inventories	2,995	3,432	411	305	5,706	128
Other current assets	215	8,171	59	1,004	1,475	39
Property, plant and equipment	1,915	5,964	313	2,165	4,271	87
Goodwill	4,785	18,902	2,778	1,597	12,342	870
Intangible assets	4,286	12,296	2,016	—	14,960	180
Other non-current assets	1,840	446	—	581	1,619	39

Total assets acquired	19,881	57,855	5,988	6,743	51,470	2,578

Accounts payable	(684)	(6,666)	(230)	(617)	(3,898)	(452)
Other current liabilities	(4,069)	(8,552)	(121)	(264)	(2,888)	(387)
Other non-current liabilities	(5,926)	(6,073)	(776)	(139)	(8,987)	—

Total liabilities assumed	(10,679)	(21,291)	(1,127)	(1,020)	(15,773)	(839)

Noncontrolling interests	—	—	—	(2,418)	—	(721)

Net assets acquired	¥9,202	¥36,564	¥4,861	¥3,305	¥35,697	¥1,018

Intangible assets of ¥29,227 million subject to amortization include customer relationships of ¥20,464 million, developed technologies of ¥6,493 million and other intangible assets of ¥2,270 million. NIDEC has estimated the weighted average amortization period for the customer relationships and developed technologies to be 15 year and 18 year, respectively.

Intangible assets not subject to amortization include trademarks of ¥4,511 million.

Allocated Operating Segment	Amount of Goodwill
Nidec Sankyo	1,597
Nidec Motor	34,021
Nidec Motors & Actuators	870
All Others	4,785

Total	41,273

It is allocated to Nidec Motor segment is attributable primarily to expected synergies of accelerate the global expansion of NIDEC’s industrial motor business and strengthen NIDEC’s commercial motor business.

No goodwill is considered to be tax-deductible.

The fair value of noncontrolling interests was measured based on the market price per share of SCD as of the acquisition date.

Acquisition-related cost of ¥554 million was included in selling, general and administrative expenses in the consolidated statements of income for the year ended March 31, 2013.

Net sales and losses of these companies that are included in the consolidated statement of income for the year ended March 31, 2013 are ¥49,845 million and ¥215 million respectively.

The following represents the unaudited pro forma results of operations of NIDEC for the year ended March 31, 2012 and 2013, as if the acquisition in these companies had occurred on April 1, 2011 and 2012. The unaudited pro forma results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the dates indicated. And the unaudited pro forma excludes acquisition and integration costs which the acquirees paid.

	Yen in millions
	For the year ended March 31 (Unaudited)
	2012	2013
Pro forma net sales	¥772,786	¥741,211
Pro forma net income	39,851	7,948

	Yen
Pro forma net income attributable to Nidec Corporation per share
—basic	¥289.85	¥59.00
—diluted	270.90	54.73

Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2013
Goodwill and other intangible assets

4. Goodwill and other intangible assets:

Intangible assets subject to amortization are summarized as follows:

	Yen in millions
	March 31
	2012		2013
	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization
Proprietary technology	¥1,690	¥870	¥9,831	¥1,454
Customer relationships	16,114	3,150	42,684	5,801
Software	10,879	5,242	13,830	6,878
Other	4,095	1,946	5,725	1,925

Total	¥32,778	¥11,208	¥72,070	¥16,058

The weighted average amortization periods for proprietary technology, customer relationships and software are 12 years, 18 years and 6 years, respectively.

Total amortization of intangible assets for the years ended March 31, 2011, 2012 and 2013 amounted to ¥2,605 million, ¥2,664 million and ¥4,595 million, respectively.

Total indefinite lived intangible assets amounted to ¥1,755 million and ¥7,208 million as of March 31, 2012 and 2013, respectively.

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions
2014	¥5,733
2015	5,408
2016	5,174
2017	4,765
2018	4,314

NIDEC has completed the annual impairment test for existing goodwill and indefinite lived intangible assets as required by ASC 350 as of January 1, 2013. For the years ended March 31, 2011, 2012 and 2013, NIDEC has determined that the fair value of each reporting unit which includes goodwill has been in excess of its carrying amount. Accordingly, for the years ended March 31, 2011, 2012 and 2013, no goodwill impairment loss has been recorded except for losses due to the discontinued operations described below.

As of March 31, 2012, NIDEC discontinued the lens actuator (“LAC”) business and the tape drive and disk drive mechanism (“PGN”) business included within the “Nidec Sankyo” reportable segment. The goodwill impairment loss was ¥1,359 million. As of March 31, 2012, NIDEC discontinued the compact digital camera lens unit (“CLU”) business included within the “Nidec Copal” reportable segment. The goodwill impairment loss was ¥686 million.

Goodwill impairment losses of the LAC, PGN and CLU businesses were recorded as “Loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20 “Presentation of Financial Statements-Discontinued Operations”.

The carrying amounts of goodwill by operating reportable segment as of March 31, 2012 and 2013 are as follows.

	Yen in millions
	March 31,
	2012	2013
Nidec Electronics (Thailand)	¥6,109	¥6,994
Nidec (Zhejiang)	912	1,044
Nidec Sankyo	26,100	27,622
Nidec Copal	16,462	16,462
Nidec Tosok	1,107	1,038
Nidec Copal Electronics	6,561	6,561
Nidec Techno Motor	2,049	2,049
Nidec Motor	11,984	55,008
Nidec Motors & Actuators	4,737	6,193
All Others	4,504	9,922

	¥80,525	¥132,893

Reportable segment information is described in Note 25 (2).

The changes in the carrying amount of goodwill for the year ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	Balance as of April 1, 2011	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2012
Goodwill:
Nidec Electronics (Thailand)	¥6,181	¥—	¥—	¥(72)	¥6,109
Nidec (Zhejiang)	922	—	—	(10)	912
Nidec Sankyo	27,459	—	(1,359)	—	26,100
Nidec Copal	17,148	—	(686)	—	16,462
Nidec Tosok	1,107	—	—	—	1,107
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	11,984	—	—	0	11,984
Nidec Motors & Actuators	4,886	—	—	(149)	4,737
All Others	3,810	694	—	—	4,504

	¥82,107	¥694	¥(2,045)	¥(231)	¥80,525

The changes in the carrying amount of goodwill for the year ended March 31, 2012 and 2013 are as follows:

	Yen in millions
	Balance as of April 1, 2012	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2013
Goodwill:
Nidec Electronics (Thailand)	¥6,109	¥—	¥—	¥885	¥6,994
Nidec (Zhejiang)	912	—	—	132	1,044
Nidec Sankyo	26,100	1,597	—	(75)	27,622
Nidec Copal	16,462	—	—	—	16,462
Nidec Tosok	1,107	—	—	(69)	1,038
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	11,984	34,021	—	9,003	55,008
Nidec Motors & Actuators	4,737	870	—	586	6,193
All Others	4,504	4,785	—	633	9,922

	¥80,525	¥41,273	¥—	¥11,095	¥132,893

Supplemental cash flow information	12 Months Ended
Mar. 31, 2013
Supplemental cash flow information

5. Supplemental cash flow information:

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Cash paid during the fiscal year for:
Income taxes	¥22,088	¥8,197	¥25,879
Interest	372	327	395
Non-cash investing and financing activities:
Capital leasing receivables	—	31	—
Capital lease obligations	1,022	214	206
Change in ownership of subsidiaries in connection with share exchange transaction
—Change in common stock	1,186	—	3,270
—Change in treasury stock	3,002	—	16,710

Allowance for doubtful accounts	12 Months Ended
Mar. 31, 2013
Allowance for doubtful accounts

6. Allowance for doubtful accounts:

NIDEC estimates losses for uncollectible accounts based on historical experience and the evaluation of the likelihood of success in collecting specific customer receivables.

An analysis of activity within the allowance for doubtful accounts for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions
	2011	2012	2013
Allowance for doubtful accounts at beginning of the year	¥1,830	¥1,013	¥1,002
Provision for doubtful accounts, net of reversal	26	30	166
Write-offs	(912)	(30)	(90)
Translation adjustment and other	69	(11)	297

Allowance for doubtful accounts at the end of the year	¥1,013	¥1,002	¥1,375

Inventories	12 Months Ended
Mar. 31, 2013
Inventories

7. Inventories:

Inventories consist of the following:

	Yen in millions
	March 31
	2012	2013
Finished goods	¥40,069	¥42,599
Raw materials	25,363	30,839
Work in progress	22,362	23,526
Supplies and other	3,659	2,862

	¥91,453	¥99,826

Other current assets	12 Months Ended
Mar. 31, 2013
Other current assets

8. Other current assets:

Other current assets as of March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Other receivable	¥10,802	¥13,740
Deferred tax assets (Note 16)	6,448	12,787
Costs on uncompleted construction contracts	—	5,799
Time deposit	7,810	1,552
Other	10,022	14,481

	¥35,082	¥48,359

“Other” primarily consists of taxes receivable and prepaid expenses.

Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2013
Marketable securities and other securities investments

9. Marketable securities and other securities investments:

Marketable securities and other securities investments include debt and equity securities of which the aggregate fair value, gross unrealized gains and losses and cost are as follows:

	Yen in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,633	¥5,610	¥192	¥14,051
Held-to-maturity
Japanese government debt securities	301	1	—	302

	¥8,934	¥5,611	¥192	¥14,353

Securities not practicable to fair value
Equity securities	¥466

	Yen in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥7,838	¥5,814	¥3	¥13,649
Debt securities	405	11	5	411
Held-to-maturity
Japanese government debt securities	301	3	—	304

	¥8,544	¥5,828	¥8	¥14,364

Securities not practicable to fair value
Equity securities	¥1,539

During the years ended March 31, 2011, 2012 and 2013, the net unrealized gain on available-for-sale securities included as a component of accumulated other comprehensive income, net of applicable taxes, decreased by ¥681 million, decreased by ¥53 million and increased by ¥174 million, respectively.

Proceeds from sale or redemption of marketable securities were ¥72 million, ¥100 million and ¥692 million for the years ended March 31, 2011, 2012 and 2013, respectively. On those sales, gross realized gains were ¥12 million, ¥0 million and ¥347 million and gross realized losses were ¥0 million, ¥0 million and ¥0 million, respectively.

NIDEC holds long-term investment securities that are classified as “marketable securities and other securities investments.” The securities issued by various non-public companies are recorded at cost, as their fair values are not readily determinable. NIDEC’s management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial position of the underlying companies and the prevailing market conditions in which these companies operate to determine if NIDEC’s investment in each individual company is impaired and whether the impairment is other-than-temporary. If any impairment is determined to be other-than-temporary, the cost of the investment is written-down by the impaired amount and the amount is recognized currently as a realized loss.

The following table presents the gross unrealized losses on, and fair value of, NIDEC’s investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Yen in millions
	March 31, 2012
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥1,103	¥92	¥770	¥100

	Yen in millions
	March 31, 2013
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥16	¥1	¥23	¥2
Debt securities	182	5	—	—

	¥198	¥6	¥23	¥2

NIDEC presumes a decline in value of investment securities is impaired if the fair value is below the original cost. Among the impaired investment securities, NIDEC presumes a decline in value of debt and equity securities is other-than-temporary if the fair value is significantly below the original cost for an extended period of time. The presumption of an other-than-temporary impairment may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. On the other hand, even if a fair value is not significantly less than the original cost, there may be cases where impairment losses are recognized when specific factors indicate the decline in the fair value is other-than-temporary. As of March 31, 2013, NIDEC determined that the decline in value for debt and equity securities with unrealized losses shown in the above table is temporary in nature.

For the years ended March 31, 2012 and 2013, held-to-maturity securities of ¥301 million and ¥301 million were pledged as collateral for the deferred payments of certain taxes based on the Japanese Custom Act and Consumption Tax Law, respectively.

Other non-current assets	12 Months Ended
Mar. 31, 2013
Other non-current assets

10. Other non-current assets:

Other non-current assets as of March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Intangible assets *	¥23,325	¥63,220
Deferred tax assets	5,482	7,116
Other	5,379	5,810

	¥34,186	¥76,146

Notes:

*	“Intangible assets” information is described in Note 4 “Goodwill and other intangible assets”

Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2013
Short-term borrowings and long-term debt

11. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Loans, principally from banks with average interest at March 31, 2012 and 2013 of 0.22% and 0.21% per annum, respectively	¥59,608	¥32,798
Commercial papers with average interest at March 31, 2012 of 0.11% per annum	27,000	—

	¥86,608	¥32,798

At March 31, 2013, NIDEC had unused lines of credit amounting to ¥212,634 million with banks. Under these programs, NIDEC is authorized to obtain short-term financing at prevailing interest rates.

Long-term debt at March 31, 2012 and 2013 is comprised of the following:

	Yen in millions
	March 31
	2012	2013
Unsecured loans, representing obligations principally to banks and an insurance company Due 2012 to 2026 in 2012 with interest ranging from 0.00% to 6.40% per annum in 2012 Due 2013 to 2026 in 2013 with interest ranging from 0.00% to 6.40% per annum in 2013	¥255	¥73,925
Zero coupon convertible bonds due 2015 Convertible at ¥10,626 for one common share, redeemable before due date (see notes below)	100,347	100,247
Unsecured straight bonds due 2017 Interest at 0.39% per annum in 2013	—	65,000
Unsecured straight bonds due 2019 Interest at 0.60% per annum in 2013	—	15,000
Unsecured straight bonds due 2022 Interest at 0.96% per annum in 2013	—	20,000
Unsecured straight bonds due 2014 Issued by subsidiaries in 2011 which was newly consolidated in 2013 Interest at 0.72% per annum in 2013	—	100
Long-term capital lease obligations Due 2012 to 2026 in 2012, with interest from 0.00% to 9.15% per annum in 2012 Due 2013 to 2019 in 2013, with interest from 0.00% to 8.27% per annum in 2013	1,308	5,627

	101,910	279,899
Less—Bonds current portion due within one year	—	(100,247)
Less—Long-term debt current portion due within one year	(22)	(31,841)
Less—Capital lease obligation current portion due within one year	(652)	(1,540)

	¥101,236	¥146,271

Note:

Detail of Zero coupon convertible bonds, due 2015 is as follow;

	Yen in millions
	March 31
	2012	2013
Principal amount	¥100,000	¥100,000
Unamortized premium	347	247

Total	¥100,347	¥100,247

The yen denominated Zero coupon convertible bonds with stock acquisition rights due 2015, which are listed at Singapore Stock Exchange, were issued on September 21, 2010, and are redeemable at 100% of face value on September 18, 2015 (maturity date). Concerning stock acquisition rights, the conversion price per share is ¥10,626 and the number of convertible shares is 9,410,878 as of March 31, 2013. The bonds are included in the calculation of diluted earnings per share as their impact is dilutive.

The bonds are puttable by the holder if certain events occur such as exercising their option to require the NIDEC to redeem its bonds on September 20, 2013, upon occurrence of a corporate event including a merger event, asset transfer event, corporate split event or a delisting event.

The bonds are also callable by NIDEC if certain events occur such as the outstanding principal balance less than 10% of the aggregate principal amount on the issuance date, a change or an amendment in the tax laws or regulations of Japan which cannot be avoided by NIDEC, the corporate events or the delisting of the shares.

The bonds were reclassified from Long-term debts to Current portion of long-term debt, because any holder of the bonds with stock acquisition rights is entitled, at its option, to require the NIDEC to redeem such bonds on September 20, 2013 at 100% of its principal amount.

NIDEC was not required to bifurcate any of the embedded features contained in the bonds for accounting purposes.

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

Yen in millions
Year ending March 31
2014	¥133,628
2015	26,184
2016	18,899
2017	515
2018	65,540
2019 and thereafter	¥35,133

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. There was no collateral furnished pursuant to the standard agreements with banks as of March 31, 2013 and 2012.

Other current liabilities	12 Months Ended
Mar. 31, 2013
Other current liabilities

12. Other current liabilities:

Other current liabilities as of March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Payable for property, plant and equipment	¥11,734	¥10,354
Advances received	748	6,437
Other	22,268	15,641

	¥34,750	¥32,432

“Other” primarily consists of income taxes payable.

Pension and severance plans	12 Months Ended
Mar. 31, 2013
Pension and severance plans

13. Pension and severance plans:

The Company and certain subsidiaries sponsor pension and retirement plans, which entitle employees, under most circumstances, to lump-sum indemnities or pension payments based on current rates of pay and length of service or the number of “points.” Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the mandatory retirement age.

For the year ended March 31, 2011 and 2012, the Company and certain subsidiaries in Japan changed pension and severance plans as follows:

•	Shifting a portion of NIDEC’s defined benefit plan to defined contribution plan in accordance with the Defined Contribution Pension Act in Japan.

•	Modified the terms of the defined benefit plan.

According to the changes, gains and loss from curtailments and settlements and prior service credit were recognized in consolidated financial statements.

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions
	March 31
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥15,455	¥14,255
Service cost	983	910
Interest cost	213	197
Actuarial loss	337	163
Acquisition and other	691	26
Plan amendment	(625)	—
Curtailments	(221)	—
Settlements	(1,304)	—
Benefits paid	(1,274)	(1,472)

	14,255	14,079

Change in plan assets:
Fair value of plan assets at beginning of year	7,699	7,096
Actual return on plan assets	330	823
Employer contribution	677	622
Settlements	(1,043)	—
Benefits paid	(567)	(714)

Fair value of plan assets at end of year	7,096	7,827

Funded status	¥(7,159)	¥(6,252)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2012	2013
Accrued pension and severance costs	¥7,159	¥6,272
Other non-current assets	—	(20)

Net amounts recognized	¥7,159	¥6,252

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2012	2013
Actuarial loss	¥(2,243)	¥(1,741)
Prior service credit	1,559	1,407

Pension liability adjustments, pre-tax	¥(684)	¥(334)

The accumulated benefit obligations for all defined benefit pension plans were ¥14,002 million and ¥13,873 million for the years ended March 31, 2012 and 2013, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2012	2013
Projected benefit obligations	¥14,255	¥13,924
Accumulated benefit obligations	14,002	13,718
Fair value of plan assets	¥7,096	¥7,653

Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31
	2012	2013
Discount rate	1.6%	1.3%
Rate of compensation increase	2.3%	2.2%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the year ended March 31
	2011	2012	2013
Discount rate	1.8%	1.6%	1.6%
Expected return on plan assets	2.3%	2.3%	2.3%
Rate of compensation increase	2.3%	2.2%	2.3%

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Components of net periodic (benefit) cost:
Service cost	¥949	¥983	¥910
Interest cost	253	213	197
Expected return on plan assets	(165)	(134)	(139)
Amortization of net actuarial loss	106	120	123
Amortization of prior service credit	(135)	(171)	(146)
(Gains) losses from curtailments and settlements	(249)	296	—

Net periodic pension cost	¥759	¥1,307	¥945

Prior service cost and actuarial gain and loss are amortized using the straight-line method over the average remaining service period of active employees. The estimated prior service credit and net actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2014 are ¥146 million and ¥103 million, respectively.

Foreign plans:

	Yen in millions
	March 31
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥5,661	¥6,119
Service cost	441	549
Interest cost	230	625
Actuarial (gain) loss	287	992
Acquisition and other	—	10,171
Foreign currency exchange rate changes	(254)	2,297
Benefits paid	(246)	(787)

	6,119	19,966

Change in plan assets:
Fair value of plan assets at beginning of year	593	563
Actual return on plan assets	37	505
Employer contribution	50	588
Acquisition and other	—	4,994
Foreign currency exchange rate changes	(12)	886
Benefits paid	(105)	(522)

Fair value of plan assets at end of year	563	7,014

Funded status	¥(5,556)	¥(12,952)

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2012	2013
Accrued pension and severance costs	¥5,556	¥12,952

Net amounts recognized	¥5,556	¥12,952

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2012	2013
Actuarial loss	¥(195)	¥(952)

Pension liability adjustments, pre-tax	¥(195)	¥(952)

The accumulated benefit obligations for all defined benefit pension plans were ¥5,882 million and ¥19,708 million for the years ended March 31, 2012 and 2013, respectively.

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2012	2013
Projected benefit obligations	¥6,119	¥19,966
Accumulated benefit obligations	5,882	19,708
Fair value of plan assets	¥563	¥7,014

Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31
	2012	2013
Discount rate	4.9%	4.4%
Rate of compensation increase	3.0%	3.0%

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the year ended March 31
	2011	2012	2013
Discount rate	4.8%	5.7%	4.7%
Expected return on plan assets	2.0%	4.4%	7.5%
Rate of compensation increase	2.5%	2.9%	3.0%

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Components of net periodic (benefit) cost:
Service cost	¥321	¥441	¥549
Interest cost	206	230	625
Expected return on plan assets	(90)	(48)	(445)
Amortization of net actuarial loss (gain)	5	(2)	6

Net periodic pension cost	¥442	¥621	¥735

Actuarial gain and losses are amortized using the straight-line method over the average remaining service period of active employees. The estimated net actuarial losses for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost for the year ending March 31, 2014 is ¥26 million.

Japanese plans and foreign plans:

NIDEC’s policy and objective for plan asset management is to generate a stable return on the investment over the long term, which enable NIDEC’s pension funds to meet future benefit payment requirements under risks which NIDEC considers permissible. NIDEC formulates “basic” portfolio that suits the above-mentioned policy, and ensure that plan assets are allocated under this “basic” portfolio. NIDEC evaluates its actual return and revises the “basic” portfolio, if necessary.

NIDEC’s portfolio for plans consists of three major components: approximately 4% is invested in equity securities, approximately 4% is invested in debt securities, and approximately 92% is invested in other investment vehicles, primarily consisting of investments in pooled funds and life insurance company general accounts.

The equity securities are selected from stocks that are listed on the securities exchanges. The debt securities are selected from Japanese and foreign government bonds, public debt instruments, and corporate bonds. Pooled funds included in other assets invest in equity and debt securities in mixture selected from same as above two categories. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital.

The three levels of input used to measure fair value are more fully described in Note 20. The fair values of NIDEC’s pension plan assets at March 31, 2012 and 2013, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥307	¥307	¥—	¥—
Foreign companies	228	228	—	—
Debt securities:
Pooled funds *1	598	—	598	—
Other assets:
Cash and cash equivalents	837	837	—	—
Life insurance company general accounts	2,833	—	2,833	—
Pooled funds *2	2,855	—	2,855	—

Total	¥7,658	¥1,372	¥6,286	¥—

*1	These funds invest in approximately 81% Japanese bonds, 19% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 32% Japanese companies and 21% foreign companies, and debt security consisting of approximately 28% Japanese bonds and 12% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2013	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥302	¥302	¥—	¥—
Foreign companies	302	302	—	—
Debt securities:
Pooled funds *1	593	—	593	—
Other assets:
Cash and cash equivalents	1,103	1,103	—	—
Life insurance company general accounts	3,040	—	3,040	—
Pooled funds *2	7,431	—	7,431	—
Others	2,070	—	—	2,070

Total	¥14,841	¥1,707	¥11,064	¥2,070

*1	These funds invest in approximately 86% Japanese bonds, 14% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 12% Japanese companies and 60% foreign companies, and debt security consisting of approximately 9% Japanese bonds and 16% foreign bonds.

Level 1 assets are comprised primarily of cash and cash equivalents and equity securities, which are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised primarily of pooled funds that invest in equity and debt securities, and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. The net asset value is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Investments in life insurance company general accounts are valued at conversion value.

The table below sets forth a summary of changes in the fair value of plan assets categorized as Level 3 for the years ended March 31, 2013.

Others	Yen in millions
March 31
2013
Balance at beginning of year	¥—
Acquisition*	1,159
Purchases	582
Sales and settlements	—
Actual return on plan assets and other	329

Balance at end of year	¥2,070

*	As a result of the Acquisition of Minster, we acquired the plan assets categorized as Level 3.

Others consist primarily of interests in common/collective trusts. The investments employ a funds of funds strategy in various hedge funds with multiple strategies. These investments are valued using the net asset values as provided by the funds.

NIDEC expects to contribute approximately ¥1,389 million to its defined benefit plans for the year ending March 31, 2014.

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions
	Japanese plans	Foreign plans
2014	¥801	¥908
2015	740	948
2016	786	983
2017	744	1,094
2018	706	1,066
Years 2019-2023	¥4,252	¥6,820

Certain subsidiaries have a number of multiemployer plans. Total amounts of cost recognized for certain subsidiaries’ contributions to the plans were ¥206 million, ¥252 million and ¥182 million for the years ended March 31, 2011, 2012 and 2013, respectively. NIDEC expects to contribute approximately ¥166 million for the year ending March 31, 2014.

Certain subsidiaries have a number of defined contribution plans. Total amounts of cost recognized for certain subsidiaries’ contribution to the plans were ¥982 million, ¥1,533 million and ¥1,999 million for the years ended March 31, 2011, 2012 and 2013, respectively. NIDEC expects to contribute approximately ¥2,140 million for the year ending March 31, 2014.

Other long-term liabilities	12 Months Ended
Mar. 31, 2013
Other long-term liabilities

14. Other long-term liabilities:

Other long-term liabilities as of March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Deferred tax liabilities	¥2,943	¥14,500
Unrecognized tax benefits, accrued interest and penalty*	2,163	2,173
Other	3,373	4,329

	¥8,479	¥21,002

Notes:

*	“Unrecognized tax benefits, accrued interest and penalty” information is described in Note 16 “Income taxes”

Equity	12 Months Ended
Mar. 31, 2013
Equity

15. Equity:

The Japanese Company Law (the “Company Law”) provides that an amount equal to 10% of cash dividends from retained earnings by the Company and its Japanese subsidiaries must be appropriated as a legal reserve. No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

The amount of statutory retained earnings of the Company available for dividend payments to shareholders was ¥109,970 million and ¥69,109 million for the years ended March 31, 2012 and 2013, respectively. In accordance with customary practice in Japan, the appropriations are not accrued in the financial statements for the period to which they relate, but are recorded in the subsequent accounting period. Retained earnings for the year ended March 31, 2013 includes amounts representing final cash dividends of ¥5,387 million, ¥40 per share.

Repurchased treasury stock is not entitled to a dividend under the Company Law. NIDEC resolved to repurchase its own shares at several meetings of its Board of Directors during the years ended March 31, 2012 and 2013. In accordance with the resolution, NIDEC repurchased 1,645,800 shares of treasury stock for the aggregate cost of ¥10,148 million and 5,078,200 shares of treasury stock for the aggregate cost of ¥31,209 million during years ended March 31, 2012 and 2013. NIDEC owned 8,240,496 shares, or ¥42,440 million and 10,155,522 shares, or ¥56,109 million of treasury stock repurchased for the years ended March 31, 2012 and 2013, which were restricted regarding the payment of cash dividend. On October 1, 2012, the Company made the Nidec Sankyo Corporation (“NSNK”) a wholly owned subsidiary by way of share exchange transaction. The Company allocated 3,175,315 shares of its common stock held in treasury, for the share exchange transaction. As a result of this share exchange transaction the Company’s interests in NSNK increased from 77.1% to 100%.

Retained earnings relating to equity in undistributed earnings reflect ¥189 million, ¥190 million and ¥152 million of accumulated deficit of the companies accounted for by the equity method for the years ended March 31, 2011, 2012 and 2013.

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount
For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,667)	¥67	¥(16,600)
Reclassification adjustments for gains and losses realized in net income	139	—	139
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(1,739)	714	(1,025)
Reclassification adjustments for gains and losses realized in net income	190	(72)	118
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains arising during period	546	(208)	338
Reclassification adjustments for gains and losses realized in net income	(192)	73	(119)
Pension liability adjustment:
Actuarial losses arising during period	(657)	267	(390)
Prior service credit arising during period	841	(345)	496
Reclassification adjustments for actuarial gains and losses realized in net income	688	(282)	406
Reclassification adjustments for prior service credit and cost realized in net income	(135)	56	(79)

Other comprehensive income (loss)	¥(16,986)	¥270	¥(16,716)

For the year ended March 31, 2012:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,665)	¥—	¥(2,665)
Reclassification adjustments for gains and losses realized in net income	105	—	105
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(358)	129	(229)
Reclassification adjustments for gains and losses realized in net income	253	(31)	222
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized losses arising during period	(541)	216	(325)
Reclassification adjustments for gains and losses realized in net income	291	(112)	179
Pension liability adjustment:
Actuarial losses arising during period	(831)	114	(717)
Prior service cost arising during period	(10)	4	(6)
Reclassification adjustments for actuarial gains and losses realized in net income	891	(340)	551
Reclassification adjustments for prior service credit and cost realized in net income	463	(198)	265

Other comprehensive income (loss)	¥(2,402)	¥(218)	¥(2,620)

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax Amount
For the year ended March 31, 2013:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥61,830	¥—	¥61,830
Reclassification adjustments for gains and losses realized in net income	134	—	134
Unrealized gains (losses) from securities:
Unrealized holding gains arising during period	156	(56)	100
Reclassification adjustments for gains and losses realized in net income	88	(37)	51
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains arising during period	93	(30)	63
Reclassification adjustments for gains and losses realized in net income	196	(90)	106
Pension liability adjustment:
Actuarial losses arising during period	(328)	(93)	(421)
Prior service cost arising during period	—	—	—
Reclassification adjustments for actuarial gains and losses realized in net income	130	(45)	85
Reclassification adjustments for prior service credit and cost realized in net income	(152)	55	(97)

Other comprehensive income (loss)	¥62,147	¥(296)	¥61,851

Income taxes	12 Months Ended
Mar. 31, 2013
Income taxes

16. Income taxes:

The components of income from continuing operations before income tax comprise the following:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Income (loss) from continuing operations before income taxes:
The Company and domestic subsidiaries	¥22,311	¥46,181	¥(7,473)
Foreign subsidiaries	59,655	24,675	20,900

	¥81,966	¥70,856	¥13,427

The provision for income taxes consists of the following:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥12,162	¥(4,462)	¥9,200
Foreign subsidiaries	8,256	6,694	5,713

Total current	20,418	2,232	14,913

Deferred income tax expense (benefit):
The Company and domestic subsidiaries	(1,990)	16,289	(5,504)
Foreign subsidiaries	(119)	280	(2,841)

Total deferred	(2,109)	16,569	(8,345)

Total provision	¥18,309	¥18,801	¥6,568

NIDEC is subject to a number of different income taxes, which, in the aggregate, indicate a statutory rate in Japan of approximately 41.0% in 2011 and 2012 and approximately 38.0% in 2013. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the year ended March 31
	2011	2012	2013
Statutory tax rate	41.0%	41.0%	38.0%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(22.4)	(16.1)	(43.6)
Tax (benefit) on undistributed earnings	(0.1)	5.1	8.9
Valuation allowance	(1.7)	4.1	33.7
Liabilities for unrecognized tax benefits	5.3	(10.5)	2.3
Accumulated earnings tax of foreign subsidiaries	0.3	0.0	0.0
Changes in Japanese income tax rates	—	1.4	—
Other	(0.1)	1.5	9.6

Effective income tax rate	22.3%	26.5%	48.9%

The effective income tax rate increased 22.4 percentage points from 26.5% for the year ended March 31, 2012 to 48.9% for the year ended March 31, 2013. The increase was mainly due to an increase in valuation allowance relating to deferred tax assets of consolidated subsidiaries with operating losses carryforwards for tax purposes that are not expected to be realized. On the other hand, the tax benefit in foreign subsidiaries had an effect of reducing the effective tax rate.

Tax benefit in foreign subsidiaries primarily relates to income sourced from foreign subsidiaries mainly in Thailand and the Philippines.

In Thailand, NIDEC received privileges under the promotional certificates issued in March and August 2010. Under these privileges, NIDEC received an exemption from corporate income tax for a period of eight years from the date of commencement of certain revenue-generating activities identified by the promotional certificate.

In the Philippines, NIDEC received certain tax incentives in April 2007, which included an income tax holiday for four years. This income tax holiday will be extended more for two years. In September 2011 NIDEC received another income tax holiday of a new project for four years.

The aggregate amounts and per share effects of tax holidays are as follows:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Aggregate amounts of tax holidays	¥6,839	¥4,023	¥2,968

Per share—basic	¥49.13	¥29.26	¥22.03

Diluted	¥47.44	¥27.38	¥20.60

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2012	2013
Deferred tax assets:
Inventories	¥3,089	¥3,142
Marketable securities	—	1,102
Property, plant and equipment	4,394	—
Accrued bonus	2,324	2,242
Accrued enterprise tax	317	—
Pension and severance plans	3,677	4,526
Operating loss carryforwards for tax purposes	6,672	13,646
Foreign tax credit	7,880	5,402
Accrued vacation	949	1,135
Accrued expenses	1,838	3,636
Other	1,904	2,613

Gross deferred tax assets	33,044	37,444
Less—Valuation allowance	(9,786)	(14,492)

Net deferred tax assets	23,258	22,952

Deferred tax liabilities:
Refund of enterprise taxes	—	(285)
Basis difference of acquired assets	(3,613)	(4,495)
Property, plant and equipment	—	(1,058)
Undistributed earnings not permanently reinvested	(6,097)	(7,856)
Marketable securities	(125)	—
Intangible assets	(1,068)	(4,601)
Transfer pricing adjustments	(9,362)	—
Other	(1,172)	(1,083)

Gross deferred tax liabilities	(21,437)	(19,378)

Net deferred tax assets	¥1,821	¥3,574

Operating loss carryforwards for tax purposes on March 31, 2013 amounted to approximately ¥43,511 million and are available as an offset against future taxable income of such subsidiaries.

With the exception of ¥7,253 million with no expiration period, total available operating loss carryforwards expire at various dates primarily up to 9 years. Operating loss carryforwards for tax purposes occur mainly in Japan and will become expired primarily up to 2022.

The valuation allowance mainly relates to deferred tax assets of consolidated subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2011	2012	2013
Valuation allowance at beginning of year	¥(7,606)	¥(6,235)	¥(9,786)
Additions	(1,535)	(3,490)	(7,660)
Deductions	2,906	1,581	2,994
Impact on newly acquired companies	—	(1,642)	(40)

Valuation allowance at end of year	¥(6,235)	¥(9,786)	¥(14,492)

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2012	2013
Deferred tax assets:
Other current assets	¥6,448	¥12,787
Other non-current assets	5,482	7,116
Deferred tax liabilities:
Other current liabilities	(7,166)	(1,829)
Other long-term liabilities	(2,943)	(14,500)

Net deferred tax assets	¥1,821	¥3,574

Management of NIDEC intends to reinvest certain undistributed earnings of foreign subsidiaries for an indefinite period of time. As a result, no deferred tax liability has been recorded on undistributed earnings of these subsidiaries, which are not expected to be remitted in the foreseeable future, aggregating ¥119,781 million as of March 31, 2013. NIDEC estimates an additional deferred tax liability of ¥12,162 million would be required at such time if the full amount of these accumulated earnings were expected to be remitted.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Yen in millions
	March 31,
	2011	2012	2013
Balance at April 1	¥4,887	¥9,199	¥1,766
Additions for tax positions of the current year	4,312	1,766	44
Additions for tax positions of prior years	—	—	551
Settlements	—	(9,199)	—

Balance at March 31	¥9,199	¥1,766	¥2,361

Total amount of unrecognized tax benefits that would reduce the effective tax rate, if recognized, is ¥2,361 million.

Although NIDEC believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future periods. A significant change to the unrecognized tax benefits might occur within the next twelve months. NIDEC does not expect that such change will have a significant impact on consolidated results of operations and financial position.

NIDEC recognizes interest and penalties related to unrecognized tax benefits as a component of other, net in the consolidated statements of income. The interest and penalties for the fiscal year ended March 31, 2011, 2012 and 2013, respectively, had no material impact on its consolidated results of operations. The total gross accrued interest and penalty were ¥396 million and ¥192 million at March 31, 2012 and 2013, respectively.

NIDEC remains subject to income tax examination for the tax returns related to the years beginning on and after January 1, 2006, with various tax jurisdictions including Japan.

Reconciliation of the differences between basic and diluted earnings per share	12 Months Ended
Mar. 31, 2013
Reconciliation of the differences between basic and diluted earnings per share

17. Reconciliation of the differences between basic and diluted earnings per share:

The tables below set forth a reconciliation of the differences between basic and diluted income attributable to Nidec Corporation per share for the years ended March 31, 2011, 2012 and 2013.

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2011:
Basic net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	¥56,536	139,216	¥406.10
Loss on discontinued operations attributable to Nidec Corporation	(4,203)	139,216	(30.19)
Net income attributable to Nidec Corporation	52,333	139,216	375.91

Effect of dilutive securities:
Zero coupon convertible bonds	(29)	4,950
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	56,507	144,166	391.96
Loss on discontinued operations attributable to Nidec Corporation	(4,203)	144,166	(29.16)
Net income attributable to Nidec Corporation	¥52,304	144,166	¥362.80

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2012:
Basic net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	¥46,242	137,490	¥336.33
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	137,490	(40.08)
Net income attributable to Nidec Corporation	40,731	137,490	296.25

Effect of dilutive securities:
Zero coupon convertible bonds	(55)	9,411
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	46,187	146,901	314.41
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	146,901	(37.52)
Net income attributable to Nidec Corporation	¥40,676	146,901	¥276.89

For the year ended March 31, 2013:
Basic net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥7,998	134,714	¥59.37

Effect of dilutive securities:
Zero coupon convertible bonds	(61)	9,411
Diluted net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥7,937	144,125	¥55.07

Derivatives	12 Months Ended
Mar. 31, 2013
Derivatives

18. Derivatives:

NIDEC manages the exposures to fluctuations in foreign exchange rate, interest rate, and commodity prices movements through the use of derivative financial instruments which include foreign exchange forward contracts, currency option contracts, interest rate swap agreement and commodities agreements. NIDEC does not hold derivative financial instruments for trading purpose. NIDEC is exposed to credit risk in the event of non-performance by counterparties to the derivative contracts, but such risk is considered mitigated by the high credit rating of the counterparties.

Cash flow hedges

NIDEC uses foreign exchange forward contracts, interest rate swap agreements and commodities agreements designated as cash flow hedges to protect against a portion of foreign exchange rate risks, interest rate risks and commodity prices risks inherent in its forecasted transactions related to purchase commitments.

Derivatives not designated as hedges

NIDEC is unable or has elected not to apply hedge accounting to some of these derivatives from time to time. The changes in the fair value of these contracts are recorded in ‘Other income (expense)’.

The Contractual Amounts Outstanding of Derivative Instruments

Derivatives designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2012	March 31, 2013
Foreign exchange forward contracts	¥7,609	¥7,403
Interest rate swap agreements	—	32,205
Commodity futures	3,102	3,739

Derivatives not designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2012	March 31, 2013
Foreign exchange forward contracts	¥—	¥149
Currency option contracts	—	231

Fair Values of Derivative Instruments

Derivatives designated as cash flow hedge are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions
		March 31, 2012	March 31, 2013
Foreign exchange forward contracts	Other current assets	¥165	¥659
Commodity futures	Other current assets	22	—

		Liability Derivatives
	Balance sheet location	Yen in millions
		March 31, 2012	March 31, 2013
Foreign exchange forward contracts	Other current liabilities	¥—	¥22
Interest rate swap agreements	Other current liabilities	—	20
Commodity futures	Other current liabilities	44	181

Derivatives not designated as hedging instruments are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions
		March 31, 2012	March 31, 2013
Foreign exchange forward contracts	Other current assets	¥—	¥16
Currency option contracts	Other current assets	—	10

The Effect of Derivative Instruments on the Consolidated Statements of Income for the year ended March 31

Derivatives designated as cash flow hedge are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Foreign exchange forward contracts	¥152	¥(68)	¥277
Interest rate swap agreements	—	—	(6)
Commodity futures	67	(78)	(102)

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of income location	Yen in millions
		For the year ended March 31
		2011	2012	2013
Foreign exchange forward contracts	Cost of sales	¥55	¥17	¥81
Interest rate swap agreements	Interest expense	—	—	(4)
Commodity futures	Cost of sales	64	(196)	(183)

The amount of hedge ineffectiveness and net gains (losses) excluded from the assessment of hedge effectiveness was not material for the year ended March 31, 2013.

A net gain of ¥178 million in accumulated other comprehensive income at March 31, 2013 is expected to be reclassified into earnings within the next 12 months.

As of March 31, 2013, the maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions was approximately 33 months.

Derivatives not designated as hedging instruments are as follows:

Gains (losses) recognized in income

	Statement of income location	Yen in millions
		For the year ended March 31
		2011	2012	2013
Foreign exchange forward contracts	Foreign exchange gain (loss), net	¥2	¥—	¥22
Currency option contracts	Foreign exchange gain (loss), net	—	—	40
Interest rate currency swap agreements	Other, net	(1)	2	—

Fair Value	12 Months Ended
Mar. 31, 2013
Fair Value

19. Fair Value:

Under Statement of ASC 820, “Fair Value Measurements and Disclosures”, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect NIDEC’s assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The hierarchy is broken down into three levels.

Level 1 inputs are quoted prices in active markets for identical assets or liabilities.

Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs (other than quoted prices) that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 inputs are unobservable inputs for the asset or liability.

Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Assets and Liabilities that are measured at Fair Value on a Recurring Basis:

The following table provides information by level for assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis.

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,051	¥14,051	—	—
Derivatives	187	22	165	—

Total assets:	¥14,238	¥14,073	¥165	—

Liabilities:
Derivatives	¥44	¥44	—	—

	Yen in millions
	Fair Value at March 31, 2013	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,060	¥13,649	411	—
Derivatives	685	—	685	—

Total assets:	¥14,745	¥13,649	¥1,096	—

Liabilities:
Derivatives	¥223	¥181	42	—

Level 1 securities and derivatives including commodity futures are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Level 2 securities are valued using non-active market prices for identical assets.

Level 2 derivatives including foreign exchange contracts are valued using quotes obtained from counterparties or third parties, which are periodically validated by pricing models using observable market inputs, such as foreign currency exchange rates, and interest rates.

Fair value of financial instruments:

The estimated fair values of NIDEC’s financial instruments, excluding those disclosed elsewhere, are summarized as follows:

	Yen in millions		Yen in millions
	March 31, 2012		March 31, 2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value
Asset (Liability)
Cash and cash equivalents	¥130,290	¥130,290	¥193,420	¥193,420
Short-term investments	7,810	7,810	1,552	1,552
Short-term loan receivable	119	119	132	132
Long-term loan receivable	85	86	89	91
Short-term borrowings	(59,608)	(59,608)	(32,798)	(32,798)
Commercial papers	(27,000)	(27,000)	—	—
Long-term debt including the current portion and excluding capital lease obligation and bonds	(255)	(227)	(73,925)	(73,907)
Bonds including the current portion	¥(100,347)	¥(102,991)	¥(200,347)	¥(200,850)

The following are explanatory notes relating to the financial instruments.

Cash and cash equivalents, short-term investments, short-term loans receivable, short-term borrowings and commercial papers: In the normal course of business, substantially all cash and cash equivalents, short-term investments (time deposits), short-term loans receivable, short-term borrowings and commercial papers are highly liquid and are carried at amounts that approximate fair value.

Long-term loan receivable: NIDEC’s long-term loan receivable instruments are classified as Level 2 instruments. The fair value of long-term loans was estimated by discounting expected future cash flows.

Long-term debt: NIDEC’s long-term debt instruments are classified as Level 2 instruments. The fair value of long-term bank loans (including the current portion and excluding the capital lease obligation and bonds) was estimated based on the discounted amounts of future cash flows using NIDEC’s current incremental borrowing rates for similar liabilities.

Bonds: NIDEC’s bonds instruments are classified as Level 2 instruments. The fair value of bonds issued by NIDEC was estimated based on their market price that are not active other than quoted prices.

Related party transactions	12 Months Ended
Mar. 31, 2013
Related party transactions

20. Related party transactions:

As of March 31, 2013, the Chief Executive Officer (“CEO”) of the Company, a business entity indirectly owned by the CEO, and the CEO’s immediate family member held 9.0%, 4.1% and 1.9% of the outstanding shares of the Company, respectively.

In October 2010, the Company entered into a share exchange transaction with NSRV to make NSRV a wholly owned subsidiary of the Company. The Company allocated 721,534 shares of the Company’s common stock held in treasury into shareholders of NSRV except for the Company. The CEO was allocated 74,100 shares of the Company’s common stock held in treasury in exchange for shares of NSRV which the CEO had owned. This related party transaction with the CEO was at arm’s-length. This related party transaction did not have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

In October 2012, the Company entered into a share exchange transaction with NSNK to make NSNK a wholly owned subsidiary of the Company. The Company allocated 3,175,315 shares of the Company’s common stock held in treasury into shareholders of NSNK except for the Company. The CEO was allocated 153,136 shares of the Company’s common stock held in treasury in exchange for shares of NSNK which the CEO had owned. This related party transaction with the CEO was at arm’s-length. This related party transaction did not have a material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

Lease commitments	12 Months Ended
Mar. 31, 2013
Lease commitments

21. Lease commitments:

NIDEC leases certain assets under capital lease and operating lease arrangements. An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31
Class of property	2012	2013
Machinery and equipment	¥3,091	¥6,950
Other leased assets	112	65
Less—Accumulated amortization	(2,152)	(1,345)

	¥1,051	¥5,670

Amortization expenses under capital leases for the years ended March 31, 2011, 2012 and 2013 were ¥1,039 million, ¥835 million and ¥524 million, respectively.

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2013 are as follows:

Yen in millions
Year ending March 31:
2014	¥1,775
2015	1,664
2016	1,666
2017	539
2018	539
2019 and thereafter	21

Total minimum lease payments	6,204
Less—Amount representing interest	(577)

Present value of net minimum lease payments	5,627
Less—Current obligations	(1,540)

Long-term capital lease obligations	¥4,087

Nidec Corporation entered into a sale-leaseback transaction for certain machinery and equipment with third-party financial institutions in the amount of approximately ¥4,107 million of cash proceeds. As the present value of the minimum lease payments was more than 90% of the fair market value of the asset on the leaseback transaction, Nidec Corporation is accounting for the transaction as a capital lease.

Rental expenses under operating leases for the years ended March 31, 2011, 2012 and 2013 were ¥1,472 million, ¥1,526 million and ¥2,719 million, respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2013 are as follows:

Yen in millions
Year ending March 31:
2014	¥2,237
2015	1,581
2016	1,336
2017	1,074
2018	927
2019 and thereafter	2,543

Total minimum future rentals	¥9,698

NIDEC is a lessor in direct financing leases and operating leases for which a portion of the land, office and manufacturing facilities is subleased over various terms. The direct financing leases did not have a material impact on our consolidated financial position or results of operations.

Rental revenues under operating leases for the years ended March 31, 2011, 2012 and 2013 were ¥376 million, ¥373 million and ¥412 million, respectively.

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms as of March 31, 2013 are as follows:

Yen in millions
Year ending March 31:
2014	¥161
2015	22
2016	22
2017	22
2018	22
2019 and thereafter	22

Total minimum future rentals	¥271

Flooding in Thailand	12 Months Ended
Mar. 31, 2013
Flooding in Thailand

22. Flooding in Thailand:

The flooding in Thailand that occurred in October 2011 caused water damage to buildings, machinery, and other property, plant and equipment as well as inventories at some of NIDEC’s subsidiaries. For the year ended March 31, 2012, NIDEC has recognized a loss of ¥17,269 million, which comprises ¥13,730 million for property, plant and equipment and ¥3,539 million for inventory associated with water damage. For the year ended March 31, 2013, NIDEC has not recognized a loss.

NIDEC has insurance policies which cover certain damage directly caused by the flooding in Thailand. The insurance policies cover the damage associated with fixed assets and inventories. NIDEC has recognized insurance recoveries up to fair value or replacement cost that was approved by insurance company at some of NIDEC’s subsidiaries. As a result, NIDEC has recorded a net gain of ¥5,932 million and ¥4,027 million in operating gain for the year ended March 31, 2012 and 2013, respectively.

Other commitments and contingencies, concentrations and factors that may affect future operations	12 Months Ended
Mar. 31, 2013
Other commitments and contingencies, concentrations and factors that may affect future operations

23. Other commitments and contingencies, concentrations and factors that may affect future operations:

Commitments -

Commitments outstanding at March 31, 2013 for the purchase of property, plant and equipment and other assets approximated ¥9,000 million.

Contingencies -

NIDEC has guaranteed approximately ¥73 million of bank loans for employees in connection with their housing costs at March 31, 2013. If an employee defaults on his/her loan payments, NIDEC would be liable under the guarantee. The maximum undiscounted amount of NIDEC’s obligation to make future payments in the event of defaults is approximately ¥73 million. The current carrying amount of the liabilities for NIDEC’s obligations under the guarantee is zero.

NIDEC is contingently liable under bid bonds, advance payment bonds, performance bonds, warranty bonds and payment bonds, totaling ¥5,822 million as of March 31, 2013, primarily for guarantees of our performance on projects currently in execution or under warranty. Those consist mainly of Nidec ASI’s contingent liabilities through acquisition of Nidec ASI. No material claims have been made against guarantees, and based on our current experience and current expectations, we do not anticipate any material claims.

Concentration of risk -

NIDEC is dependent on a number of large customers for a substantial portion of NIDEC’s net sales. Sales to NIDEC’s two largest customers represented approximately 25%, 22% and 20% of consolidated net sales for the years ended March 31, 2011, 2012 and 2013, respectively. Sales to NIDEC’s largest customer were approximately 13%, 12% and 11% of consolidated net sales for the years ended March 31, 2011, 2012 and 2013, respectively. Accounts receivable are financial instruments that expose NIDEC to a concentration of credit risk. At March 31, 2012, the two largest customers with outstanding accounts receivable balances totaled ¥39,159 million, or 23% of the gross accounts receivable, compared to ¥19,534 million, or 13% of the gross accounts receivable, at March 31, 2013. If any one or group of these customer’s receivable balances should be deemed uncollectable, it would have a materially adverse effect on NIDEC’s results of operations and financial condition.

Product warranty –

NIDEC guarantees the performance of products delivered and services rendered for a certain period or term. Estimates for warranty cost are made based on historical warranty claim experience. The changes in product warranty liability for the years ended March 31, 2012 and 2013 are summarized as follows:

	Yen in millions
	March 31
	2012	2013
Balance at beginning of year	¥959	¥971
Addition	643	1,626
Utilization	(620)	(664)
Foreign exchange impact	(11)	268

Balance at end of year	¥971	¥2,201

Discontinued Operations	12 Months Ended
Mar. 31, 2013
Discontinued Operations

24. Discontinued Operations

As of March 31, 2011, NIDEC discontinued the specialty lens unit (“SLU”) business included within the “Nidec Copal” reportable segment, in order to improve profitability by prioritizing NIDEC’s investment of management resources to the development and production of new products, areas with more potential for growth than the SLU business. The SLU business had been established during the year ended March 31, 2010. Total exit costs were ¥3,522 million (net of tax ¥2,410 million), which includes loss on disposal of inventories and fixed assets.

As of March 31, 2012, NIDEC discontinued the lens actuator (“LAC”) business, the tape drive and disk drive mechanism (“PGN”) business included within the “NSNK” reportable segment, and the compact digital camera lens unit (“CLU”) business included within the “NCPL” reportable segment, in order to improve profitability by prioritizing NIDEC’s investment of management resources to the development and production of new products and areas with more potential for growth than the LAC, PGN and CLU businesses. Total exit costs of the LAC, PGN and CLU businesses were ¥5,800 million (net of tax ¥4,412 million), which includes an impairment loss of ¥2,045 million of goodwill, loss on disposal of inventories and fixed assets, and other closing costs.

The operating results of the SME, SLU, LAC, PGN and CLU businesses and exit costs with related taxes were recorded as “net loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20 “Presentation of Financial Statements-Discontinued Operations”. All prior period information has been reclassified to be consistent with the current period presentation.

Operating results of discontinued operations for the year ended March 31, 2011 and 2012 were as follows:

	Yen in millions
	For the year ended March 31, 2011
	SLU business	LAC business	PGN business	CLU business	Total
Net sales	¥5,120	¥2,391	¥3,168	¥6,983	¥17,662

Loss on discontinued operations before income taxes	¥(4,571)	¥(1,409)	¥(663)	¥(369)	¥(7,012)
Income taxes	1,065	(289)	8	57	841

Loss on discontinued operations	¥(3,506)	¥(1,698)	¥(655)	¥(312)	¥(6,171)

	Yen in millions
	For the year ended March 31, 2012
	LAC business	PGN business	CLU business	Total
Net sales	¥1,576	¥1,365	¥2,674	¥5,615

Loss on discontinued operations before income taxes	¥(2,203)	¥(1,817)	¥(3,776)	¥(7,796)
Income taxes	(269)	129	168	28

Loss on discontinued operations	¥(2,472)	¥(1,688)	¥(3,608)	¥(7,768)

Segment information	12 Months Ended
Mar. 31, 2013
Segment information

25. Segment information:

(1) Enterprise-wide information:

Product information –

The following table provides product information for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Net sales:
Small precision motors:
Hard disk drives spindle motors	¥196,265	¥176,932	¥165,427
Other small precision motors *1 *3	152,121	154,505	154,297

Sub-total	348,386	331,437	319,724
Automotive, appliance, commercial and industrial products *2	163,411	208,529	248,464
Machinery	77,329	64,904	63,526
Electronic and optical components *3	78,368	69,377	69,188
Others *2	8,494	8,073	8,368

Consolidated total	¥675,988	¥682,320	¥709,270

Notes:

*1:	Starting in the year ended March 31, 2013, the “small precision motors” product category is divided into “hard disk drives spindle motors” and “other small precision motors.” To enable comparisons between periods, previously reported amounts have been reclassified.
*2:	Starting in the year ended March 31, 2013, the “general motors” product category is renamed as “automotive, appliance, commercial and industrial products” and the automotive components that were previously included in the “other” product category have been reclassified to the “automotive, appliance, commercial and industrial products” product category. To enable comparisons between periods, previously reported amounts have been reclassified.
*3:	Starting in the year ended March 31, 2013, the motor application products that were previously included in the “electronic and optical components” product category have been reclassified to the “small precision motors” product category. To enable comparisons between periods, previously reported amounts have been reclassified.

The “Hard disk drives spindle motors” group of products consists of hard disk drives spindle motors for 3.5-inch, 2.5-inch, and 1.8-inch hard disk drives.

The “Other small precision motors” group of products consists of brushless motors for many types of products, including optical disk drive motors, OA equipment motors, brushless fans, which are used in many types of products, including computers and game machines for the purpose of lowering the temperature of central processing units in these products, automotive fans, vibration motors for mobile phones, brush DC motors for many types of products, stepping motors, and motor application products.

The “Automotive, appliance, commercial and industrial products” group of products consists of home appliances, commercial and industrial motors and related products, automotive motors, and automotive components.

The “Machinery” group of products consists of test systems, measuring equipment, power transmission equipment, factory automation systems, card readers, industrial robots and press machines.

The “Electronic and optical components” group of products consists of camera shutters, camera lens units, switches, trimmer potentiometers, processing and precision plastic mold products.

“Others” consists of other services and other components.

Geographic information –

Revenues from external customers, which are attributed to countries based on the location of the parent company or the subsidiaries that transacted with the external customer for the years ended March 31, 2011, 2012 and 2013, and long-lived assets for the years ended March 31, 2012 and 2013 are as follows:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Net sales:
Japan	¥295,376	¥260,470	¥213,169
U.S.A.	46,579	71,317	99,260
Singapore	28,015	40,595	55,712
Thailand	99,932	75,908	81,678
The Philippines	10,657	19,683	18,543
China	139,264	148,553	150,631
Other	56,165	65,794	90,277

Consolidated total	¥675,988	¥682,320	¥709,270

	Yen in millions
	For the year ended March 31
	2012	2013
Long-lived assets:
Japan	¥84,299	¥86,612
U.S.A.	15,650	21,047
Singapore	1,412	1,899
Thailand	33,476	42,418
The Philippines	11,691	11,838
China	47,260	56,756
Other	37,043	57,407

Consolidated total	¥230,831	¥277,977

(2) Operating segment information:

The operating segments reported below are defined as components of an enterprise for which separate financial information is available and regularly reviewed by NIDEC’s chief operating decision maker. NIDEC’s chief operating decision maker utilizes various measurements to assess segment performance and allocate resources to segments.

The Nidec Corporation segment comprises Nidec Corporation in Japan, which primarily develops and sells hard disk drives spindle motors, DC motors, fans, and automotive products.

The Nidec Electronics (Thailand) segment comprises Nidec Electronics (Thailand) Co., Ltd., a subsidiary in Thailand, and its consolidated subsidiaries, which primarily produce and sell hard disk drive motors. This segment also includes other subsidiaries in Asia which produce components for hard disk drives.

The Nidec (Zhejiang) segment comprises Nidec (Zhejiang) Corporation, a subsidiary in China, which primarily produces and sells hard disk drive motors.

The Nidec (Dalian) segment comprises Nidec (Dalian) Limited, a subsidiary in China, which primarily produces and sells DC motors and fans but excludes its automotive products business.

The Nidec Singapore segment comprises Nidec Singapore Pte. Ltd., a subsidiary in Singapore, and its consolidated subsidiary, which primarily sell hard disk drive motors, DC motors and fans.

The Nidec (H.K.) segment comprises Nidec (H.K.) Co., Ltd., a subsidiary in Hong Kong, and its consolidated subsidiaries, which primarily sell hard disk drive motors, DC motors and fans.

The Nidec Philippines segment comprises Nidec Philippines Corporation, a subsidiary in the Philippines, and its consolidated subsidiary, which primarily produce and sell hard disk drive motors.

The Nidec Sankyo segment comprises Nidec Sankyo Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell DC motors, machinery, and electronic parts.

The Nidec Copal segment comprises Nidec Copal Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell optical and electronic parts and machinery.

The Nidec Tosok segment comprises Nidec Tosok Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell automotive parts.

The Nidec Copal Electronics segment comprises Nidec Copal Electronics Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell electronic parts.

The Nidec Techno Motor segment comprises Nidec Techno Motor Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell commercial and industrial products.

The Nidec Motor segment comprises Nidec Motor Corporation and other subsidiaries in North America, which are subsidiaries of Nidec US Holdings Corporation, an intermediate holding company in the United States, as well as other subsidiaries in Latin America, Asia and Europe, which primarily produce and sell home appliance, commercial and industrial products. This segment also includes Nidec ASI, Avtron and Kinetek, which were newly consolidated for the year ended March 31, 2013.

The Nidec Motors & Actuators segment comprises Nidec Motors & Actuators in France, other subsidiaries in Europe and North America, and other manufacturing subsidiaries in China, which primarily produce and sell automotive products.

The All Others segment comprises subsidiaries that are operating segments but not designated as reportable segments due to their immateriality.

In accordance with ASC 205-20, “Presentation of Financial Statements—Discontinued Operations,” amounts in the segment information do not reflect discontinued operations, and previous periods’ segment information has been reclassified.

NIDEC evaluates performance based on segmental profit and loss, which consists of sales and operating revenues less operating expenses. All segmental operating income or loss is accounted for under Japanese GAAP, except for Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec (Dalian), Nidec Singapore, Nidec (H.K.), Nidec Philippines, Nidec Motor and Nidec Motors & Actuators. Therefore segmental data has not been prepared under U.S. GAAP on a basis that is consistent with the consolidated financial statements or on any other single basis that is consistent between segments. There are several differences between U.S. GAAP and the underlying accounting bases used by management, the principal differences that affect segmental operating income or loss are accounting for pension and severance costs, and leases. Our segmental operating income or loss is presented in accordance with financial reporting principles and practices generally accepted in Japan. Management believes that the monthly segmental information is available on a timely basis, and that it is sufficiently accurate at the segment income or loss level for management’s purposes.

The following tables show net sales to external customers and other financial information by operating segment for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Net sales to external customers:
Nidec Corporation	¥72,334	¥46,901	¥23,748
Nidec Electronics (Thailand)	86,086	64,226	63,349
Nidec (Zhejiang)	24,500	26,430	21,109
Nidec (Dalian)	4,218	4,269	3,648
Nidec Singapore	19,082	34,220	50,039
Nidec (H.K.)	55,724	50,748	52,028
Nidec Philippines	7,337	15,326	14,707
Nidec Sankyo	86,027	78,589	73,201
Nidec Copal	58,396	51,124	49,627
Nidec Tosok	29,745	33,358	31,090
Nidec Copal Electronics	30,553	29,098	26,845
Nidec Techno Motor	42,935	40,058	39,940
Nidec Motor	50,886	83,999	119,093
Nidec Motors & Actuators	38,371	44,748	44,707
All Others	69,402	78,268	96,236

Total	675,596	681,362	709,367
Adjustments *1	392	958	(97)

Consolidated total	¥675,988	¥682,320	¥709,270

*1	US GAAP adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.

NIDEC had sales to two customers of ¥165,797 million and ¥151,253 million for the year ended March 31, 2011 and 2012, and sales to one customer of ¥74,897 million for the year ended March 31, 2013 within the Nidec Corporation, Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec Singapore, Nidec (H.K.) and “All Others” segments, that exceeded 10% of NIDEC’s net sales.

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Net sales to other operating segments:
Nidec Corporation	¥74,406	¥100,064	¥108,282
Nidec Electronics (Thailand)	45,219	36,649	35,492
Nidec (Zhejiang)	6,618	3,617	2,977
Nidec (Dalian)	20,852	15,471	11,117
Nidec Singapore	451	448	709
Nidec (H.K.)	1,587	1,162	1,734
Nidec Philippines	28,504	24,390	25,682
Nidec Sankyo	556	396	300
Nidec Copal	2,632	2,318	2,093
Nidec Tosok	201	150	190
Nidec Copal Electronics	27	20	20
Nidec Techno Motor	889	952	3,143
Nidec Motor	—	30	154
Nidec Motors & Actuators	6,702	11,607	15,170
All Others	55,039	52,900	55,665

Total	243,683	250,174	262,728
Intersegment elimination	(243,683)	(250,174)	(262,728)

Consolidated total	—	—	—

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Operating income or loss:
Nidec Corporation	¥6,799	¥7,497	¥(4,856)
Nidec Electronics (Thailand)	21,473	15,027	10,525
Nidec (Zhejiang)	2,351	774	(2,689)
Nidec (Dalian)	2,658	431	(409)
Nidec Singapore	245	781	1,115
Nidec (H.K.)	564	359	146
Nidec Philippines	5,403	7,799	4,883
Nidec Sankyo	13,226	7,414	4,210
Nidec Copal	9,557	6,384	(3,192)
Nidec Tosok	4,009	3,140	1,715
Nidec Copal Electronics	4,969	4,194	3,277
Nidec Techno Motor	4,018	4,591	4,168
Nidec Motor	240	2,111	723
Nidec Motors & Actuators	1,274	3,126	3,447
All Others	16,184	11,201	10,541

Total	92,970	74,829	33,604

Consolidation adjustments mainly related to elimination of intersegment profits	1,455	2,789	2,167
Reclassification *1	(1,090)	(3,072)	(17,606)
U.S. GAAP adjustments and Others *2	(466)	(1,476)	(538)

	¥92,869	¥73,070	¥17,627

*1	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly includes gain (loss) from sales (or disposal) of fixed assets.
*2	Others is mainly from the amortization of capitalized assets related to business combinations.

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Depreciation:
Nidec Corporation	¥1,072	¥995	¥917
Nidec Electronics (Thailand)	6,569	5,085	5,572
Nidec (Zhejiang)	1,430	1,231	1,196
Nidec (Dalian)	780	802	914
Nidec Singapore	79	70	133
Nidec (H.K.)	7	6	7
Nidec Philippines	2,734	2,598	2,750
Nidec Sankyo	3,830	3,715	3,773
Nidec Copal	3,990	3,115	3,806
Nidec Tosok	2,119	2,660	2,930
Nidec Copal Electronics	1,254	1,150	1,318
Nidec Techno Motor	1,676	1,491	1,890
Nidec Motor	2,914	3,892	6,481
Nidec Motors & Actuators	1,383	1,423	1,470
All Others	4,150	4,297	5,265

Total	33,987	32,530	38,422
U.S. GAAP adjustments *1 and Others *2	(1,006)	(1,019)	(3,487)

Consolidated total	¥32,981	¥31,511	¥34,935

*1	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
*2	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.

	Yen in millions
	For the year ended March 31
	2012	2013
Segment assets:
Nidec Corporation	¥488,939	¥565,451
Nidec Electronics (Thailand)	107,523	91,784
Nidec (Zhejiang)	15,267	13,897
Nidec (Dalian)	19,119	24,159
Nidec Singapore	23,886	21,590
Nidec (H.K.)	17,345	15,678
Nidec Philippines	31,530	37,084
Nidec Sankyo	99,089	107,393
Nidec Copal	70,809	62,376
Nidec Tosok	38,035	43,566
Nidec Copal Electronics	35,517	38,684
Nidec Techno Motor	33,846	42,508
Nidec Motor	72,846	178,429
Nidec Motors & Actuators	43,053	46,601
All Others	127,875	158,270

Total	1,224,679	1,447,470
Elimination of intersegment assets, net of taxes	(510,192)	(579,649)
Intangible assets and other fair value adjustments	11,809	11,819
Goodwill	80,525	132,893
U.S.GAAP adjustments and Others *1	(6,420)	(7,681)

Consolidated total	¥800,401	¥1,004,852

*1	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.

	Yen in millions
	For the year ended March 31
	2012	2013
Expenditure for segment assets:
Nidec Corporation	¥659	¥1,991
Nidec Electronics (Thailand)	4,600	14,588
Nidec (Zhejiang)	662	710
Nidec (Dalian)	1,597	2,372
Nidec Singapore	87	417
Nidec (H.K.)	5	5
Nidec Philippines	2,370	1,876
Nidec Sankyo	5,278	4,777
Nidec Copal	8,363	9,539
Nidec Tosok	4,813	5,814
Nidec Copal Electronics	1,348	984
Nidec Techno Motor	2,719	5,144
Nidec Motor	1,993	3,594
Nidec Motors & Actuators	2,190	1,845
All Others	4,762	7,712

Consolidated total	¥41,446	¥61,368

NIDEC did not have significant non-cash items other than depreciation in reported profit. Equity in earnings of affiliates were not allocated to the segments in the financial information report available and were not regularly reviewed by NIDEC’s chief operating decision maker. Intersegment sales were made at prices that approximate current market value.

Subsequent events	12 Months Ended
Mar. 31, 2013
Subsequent events

26. Subsequent events:

Dividends for the fiscal year ended March 31, 2013

Subsequent to March 31, 2013, the Company’s Board of Directors declared a cash dividend of ¥5,387 million payable on June 5, 2013 to stockholders as of March 31, 2013.

A Share Exchange Agreement to Make Nidec Seimitsu Corporation a Wholly Owned Subsidiary of Nidec Corporation

On April 23, 2013, NIDEC decided, at a meeting of the board of directors, to enter into a share exchange transaction (the “Share Exchange”) with Nidec Seimitsu Corporation (“NSTJ”) to make NSTJ a wholly owned subsidiary, and entered into a share exchange agreement with NSTJ on the same day.

1)	Reason for the share exchange

The Company and NSTJ have determined that, in order for NSTJ to further grow its business and improve its profitability, it is imperative that management decisions be made promptly and flexibly, resources be fully shared with the Company, investments by both the Company and NSTJ produce better results, and an operational structure be established where NSTJ is fully integrated with the Company to achieve better performance.

2)	Share exchange procedure and effective date

The Share Exchange will become effective on September 1, 2013, per approval of NSTJ’s shareholders at the ordinary general meeting held on June 15, 2013. The Company uses a simplified share exchange procedure in accordance with Article 796, Paragraph 3, of the Company Act, without obtaining the approval of its shareholders for the Share Exchange.

3)	Ratio applied to the allocation of shares

For each share of NSTJ common stock, 0.017 shares of the Company’s common stock will be allocated.

In the event of a significant change to the factors and assumptions used for calculating the ratio, the above share exchange ratio may be modified upon the agreement of the Company and NSTJ.

4)	Number of shares of the Company allocated in the share exchange

The Company expects to allocate 2,075 shares of its common stock in the Share Exchange. The Company intends to use shares of its common stock held in treasury, and does not intend to issue any new shares, for the Share Exchange.

A Share Exchange Agreement to Make Nidec Copal Corporation a Wholly Owned Subsidiary of Nidec Corporation

On April 23, 2013, NIDEC decided, at a meeting of the board of directors, to enter into a share exchange transaction (the “Share Exchange”) with Nidec Copal Corporation (“NCPL”) to make NCPL a wholly owned subsidiary, and entered into a share exchange agreement with NCPL on the same day.

1)	Reason for the share exchange

The Company and NCPL have determined that, in order for NCPL to further grow its business and improve its profitability, it is imperative that management decisions be made promptly and flexibly, resources be fully shared with the Company, investments by both the Company and NCPL produce better results, and an operational structure be established where NCPL is fully integrated with the Company to achieve better performance.

2)	Share exchange procedure and effective date

The Share Exchange will become effective on October 1, 2013, per approval of NCPL’s shareholders at the ordinary general meeting held on June 19, 2013. The Company uses a simplified share exchange procedure in accordance with Article 796, Paragraph 3, of the Company Act, without obtaining the approval of its shareholders for the Share Exchange.

3)	Ratio applied to the allocation of shares

For each share of NCPL common stock, 0.122 shares of the Company’s common stock will be allocated.

In the event of a significant change to the factors and assumptions used for calculating the ratio, the above share exchange ratio may be modified upon the agreement of the Company and NCPL.

4)	Number of shares of the Company allocated in the share exchange

The Company expects to allocate 2,575,845 shares of its common stock in the Share Exchange. The Company intends to use shares of its common stock held in treasury, and does not intend to issue any new shares, for the Share Exchange.

A Share Exchange Agreement to Make Nidec Tosok Corporation a Wholly Owned Subsidiary of Nidec Corporation

On April 23, 2013, NIDEC decided, at a meeting of the board of directors, to enter into a share exchange transaction (the “Share Exchange”) with Nidec Tosok Corporation (“NTSC”) to make NTSC a wholly owned subsidiary, and entered into a share exchange agreement with NTSC on the same day.

1)	Reason for the share exchange

The Company and NTSC have determined that, in order for NTSC to further grow its business and improve its profitability, it is imperative that management decisions be made promptly and flexibly, resources be fully shared with the Company, investments by both the Company and NTSC produce better results, and an operational structure be established where NTSC is fully integrated with the Company to achieve better performance.

2)	Share exchange procedure and effective date

The Share Exchange will become effective on October 1, 2013, per approval of NTSC’s shareholders at the ordinary general meeting held on June 20, 2013. The Company uses a simplified share exchange procedure in accordance with Article 796, Paragraph 3, of the Company Act, without obtaining the approval of its shareholders for the Share Exchange.

3)	Ratio applied to the allocation of shares

For each share of NTSC common stock, 0.124 shares of the Company’s common stock will be allocated.

In the event of a significant change to the factors and assumptions used for calculating the ratio, the above share exchange ratio may be modified upon the agreement of the Company and NTSC.

4)	Number of shares of the Company allocated in the share exchange

The Company expects to allocate 1,312,016 shares of its common stock in the Share Exchange. The Company intends to use shares of its common stock held in treasury, and does not intend to issue any new shares, for the Share Exchange.

Quarterly Financial Data for the year ended March 31, 2013	12 Months Ended
Mar. 31, 2013
Quarterly Financial Data for the year ended March 31, 2013

27. Quarterly Financial Data for the year ended March 31, 2013: (Unaudited)

	Yen in millions
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	¥179,021	¥174,519	¥169,670	¥186,060	¥709,270
Income before income taxes	18,334	18,243	1,259	(24,409)	13,427
Net income (loss) attributable to Nidec Corporation	¥13,282	¥12,917	¥894	¥(19,095)	¥7,998

Net income (loss) attributable to Nidec Corporation per share:
Basic *1 *2	97.99	97.28	6.60	(141.45)	59.37
Diluted *1	91.53	90.74	6.06	(141.45)	55.07

Notes:

*1:	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.
*2:	All potentially dilutive securities are excluded from the calculation in a situation where there is a net loss attributable to Nidec Corporation.

Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2013
Estimates

Estimates -

The preparation of NIDEC’s consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Some of the more significant estimates include the valuation of inventories, allowance for doubtful accounts, depreciation and amortization of long-lived assets, valuation allowance for deferred tax assets, valuation of investment securities, fair value of financial instruments, uncertain tax positions, pension liabilities, the recoverability of long-lived assets and goodwill, and fair value of assets acquired and liabilities assumed. Actual results could differ from those estimates.

Basis of consolidation and accounting for investments in affiliated companies

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the Company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Companies over which NIDEC exercises significant influence, but which it does not control, are classified as affiliated companies and accounted for using the equity method. Consolidated net income includes NIDEC’s equity in current earnings (losses) of such companies, after elimination of unrealized intercompany profits.

On occasion, NIDEC may acquire additional shares of the voting rights of a consolidated subsidiary or dispose of a part of those shares or a Nidec consolidated subsidiary may issue its shares to third parties. With respect to such transactions, all transactions for changes in a parent’s ownership interest in a subsidiary that do not result in the subsidiary ceasing to be a subsidiary are recognized as equity transactions.

The FASB Accounting Standards Codification™(ASC) 810, “Consolidation” requires the consolidation or disclosure of variable interest entities. NIDEC does not hold any variable interests in a variable interest entity.

Translation of foreign currencies

Translation of foreign currencies -

Non monetary asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at the year-end exchange rates and all income and expense accounts are translated at exchange rates that approximate those prevailing at the time of the transactions. The resulting translation adjustments are included as a component of accumulated other comprehensive income in shareholders’ equity.

Monetary assets and liabilities denominated in foreign currencies are translated at the year-end exchange rates and the resulting transaction gains or losses are taken into income.

Cash and cash equivalents

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments, with original maturities of three months or less that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Inventories

Inventories -

Inventories are stated at the lower of cost or market. Cost is determined principally on the weighted average cost basis. Cost includes the cost of materials, labor and applied factory overhead. Projects in progress, which mainly relate to production of factory automation equipment based on contracts with customers, are stated at the lower of cost or market, cost being determined as the accumulated production cost.

Marketable securities

Marketable securities -

Marketable securities consist of equity securities that are listed on recognized stock exchanges and debt securities. Equity securities designated as available-for-sale are carried at fair value with changes in unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Realized gains and losses are determined on the average cost method and are reflected in the statement of income. Other than temporary declines in market value of individual securities classified as available-for-sale are charged to income in the period the loss occurs. Debt securities designated as held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts.

Derivative financial instruments

Derivative financial instruments -

NIDEC manages the exposures of fluctuations in foreign exchange rate, interest rate and commodity prices movements through the use of derivative financial instruments which include foreign exchange forward contracts, currency option contracts, interest rate swap agreements and commodities agreements. NIDEC does not hold derivative financial instruments for trading purposes.

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged in current earnings. However certain derivatives may qualify for hedge accounting as a cash flow hedge, if the hedging relationship is expected to be highly effective in achieving offsetting of cash flows of the hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these derivatives designated as cash flow hedge derivatives are deferred in accumulated other comprehensive income and charged to earnings when the underlying transaction being hedged occurs.

NIDEC designates certain foreign exchange forward contracts, interest rate swap agreements and commodities agreements as cash flow hedges. NIDEC formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or forecasted transactions. NIDEC also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not a highly effective hedge or that it has ceased to be a highly effective hedge, NIDEC discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the previously recognized net derivative gains or losses remain in accumulated other comprehensive income until the hedged transaction occurs, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into earnings immediately.

Property, plant and equipment

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to expense in the year incurred.

Effective April 1, 2011, NIDEC changed the depreciation method from the declining-balance method to the straight-line method as a result of taking business situation into consideration.

NIDEC believes that the straight-line method better reflects the pattern of consumption of the future benefits to be derived from those assets being depreciated. Under the provisions of ASC 250, “Accounting Changes and Error Corrections,” a change in depreciation method is treated as a change in accounting estimate. The effect of the change in depreciation method has been reflected on a prospective basis beginning April 1, 2011, and prior period results were not restated. The change in depreciation methods caused an increase in Income from continuing operations before income taxes by ¥1,241 million, Income from continuing operations by ¥813 million and Earning per share by ¥5.92 respectively for the year ended March 31, 2012.

Depreciation of property, plant and equipment is computed on the straight-line method at rates based on the estimated useful lives of the assets. Estimated useful lives range from 10 to 20 years for most spindle motor factories, from 7 to 47 years for factories to produce other products, 50 years for the head office and sales offices, from 3 to 18 years for leasehold improvements, and from 2 to 15 years for machinery and equipment.

Depreciation expense amounted to ¥32,981 million, ¥31,511 million, and ¥34,935 million for the years ended March 31, 2011, 2012 and 2013, respectively.

Lease

Lease-

NIDEC capitalizes leases and related obligations when any of the four criteria are met within the guidance of ASC 840 “Leases”. Under ASC840, these leases and related obligations are capitalized at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments.

Goodwill and other intangible assets

Goodwill and other intangible assets -

Goodwill and other intangible assets are accounted for under ASC350, “Intangibles—Goodwill and Other”.

Goodwill acquired in business combinations is not amortized but tested annually for impairment. NIDEC tests for impairment at the reporting unit level on January 1st of each year. In addition, NIDEC tests for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This test is a two-step process. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value, which is based on discounted future cash flows, exceeds the carrying amount, goodwill is not considered impaired. If the carrying amount exceeds the fair value, the second step must be performed to measure the amount of the impairment loss, if any. The second step compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill.

Other intangible assets include proprietary technology and customer relationships, as well as software and other intangible assets acquired in business combinations. Intangible assets with an indefinite life are not subject to amortization and are tested for impairment once on January 1st of each year or more frequently if an event occurs or circumstances change. Intangible assets with a definite life are amortized on a straight-line basis over their estimated useful lives. The weighted average amortization period for proprietary technology, customer relationships and software are 12 years, 18 years and 6 years, respectively.

Long-lived assets

Long-lived assets -

NIDEC reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted future cash flows expected to result from the use of the asset group and its eventual disposition. The amount of the impairment loss to be recorded is calculated as the excess of the assets group’s carrying value over its fair value. Long-lived assets that are to be disposed of other than by sale are considered to be held and used until the disposal. Long-lived assets that are to be disposed of by sale are reported at the lower of their carrying value or fair value less costs to sell. Reductions in carrying value are recognized in the period in which long-lived assets are classified as held for sale.

Revenue recognition

Revenue recognition -

NIDEC recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectibility is reasonably assured. For small precision motors, automotive, appliance, commercial and industrial products and electronic and optical components, these criteria are generally met at the time a product is delivered to the customers’ site which is the time the customer has taken title to the product and the risk and rewards of ownership have been substantively transferred. These conditions are met at the time of delivery to customers in domestic sales (FOB destination) and at the time of shipment for export sales (FOB shipping point). Revenue for machinery sales is recognized upon receipt of final customer acceptance. At the time the related revenue is recognized, NIDEC makes provisions for estimated product returns. Revenue from a part of sales of automotive, appliance, commercial and industrial products under long-term construction type arrangements are recognized under the percentage-of-completion method. Under the percentage-of-completion method, revenue is recognized as a percentage of estimated total revenue that incurred costs to date bear to estimated total costs after giving effect to estimates of costs to complete based upon the most recent information.

Research and development expenses

Research and development expenses -

Research and development expenses, mainly consisting of personnel and depreciation expenses at research and development branches, are charged to operations as incurred.

Advertising costs

Advertising costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥246 million, ¥228 million, and ¥296 million for the years ended March 31, 2011, 2012 and 2013, respectively.

Income taxes

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

NIDEC recognizes the financial statement effects of tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties accrued related to unrecognized tax benefits are included in other, net in the consolidated statements of income.

Earnings per share

Earnings per share -

Basic net income per common share is calculated by dividing net income by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income per common share is similar to the calculation of basic net income per share, except that the weighted-average number of shares outstanding includes the additional dilution from potential common stock equivalents such as convertible bonds and options.

Other comprehensive income

Other comprehensive income -

NIDEC’s other comprehensive income is primarily comprised of unrealized gains and losses on marketable securities designated as available-for-sale, foreign currency translation adjustments, adjustments to recognize pension liabilities associated with NIDEC’s defined benefit pension plans and unrealized gains (or losses) from derivative instruments qualifying cash flow hedge.

Reclassification

Reclassification

Certain reclassifications of previously reported amounts have been made to the consolidated statements of income and cash flows for the years ended March 31, 2011 and 2012 to conform to the current year presentation.

As of March 31, 2011, NIDEC discontinued its specialty lens unit business. The results of the specialty lens unit business were previously recorded in the Nidec Copal reporting segments. As of March 31, 2012, NIDEC discontinued its lens actuator business and its tape drive and disk drive mechanism business included within the Nidec Sankyo reportable segment, and its compact digital camera lens unit business included within the Nidec Copal reportable segment. The operating results of the discontinued businesses and exit costs with related taxes were recorded as “Loss on discontinued operations” in the consolidated statement of income in accordance with ASC 205-20, “Presentation of Financial Statements-Discontinued Operations”.

Accounting Changes

Accounting Changes

As of April 1, 2012, NIDEC adopted FASB Accounting Standards Codification™ (ASC) 220 “Comprehensive Income” updated by Accounting Standards Update (ASU) No. 2011-05 “Presentation of Comprehensive Income” and ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” ASU 2011-05 eliminates the option to report other comprehensive income and its components in the consolidated statement of changes in equity and requires an entity to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. ASU 2011-12 indefinitely defers the requirement in ASU 2011-05 to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. During the deferral period, the existing requirements in U.S. GAAP for the presentation of reclassification adjustments must continue to be followed. These standards are provisions for disclosure. The adoption of these standards did not have any impact on NIDEC’s consolidated financial position, results of operations and liquidity.

As of April 1, 2012, NIDEC adopted FASB ASC 350 “Intangibles-Goodwill and Other.” updated by ASU 2011-08 “Testing Goodwill for Impairment.” ASU 2011-08 allows an entity the option of performing a qualitative assessment before calculating the fair value of a reporting unit. If an entity determines, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The adoption of this standard did not have material impact on NIDEC’s consolidated financial position, results of operations and liquidity.

Recent Accounting Pronouncements to be adopted in future periods

Recent Accounting Pronouncements to be adopted in future periods

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.” ASU 2012-02 allows an entity the option of performing a qualitative assessment before calculating the fair value of an indefinite-lived intangible asset and performing the quantitative impairment test. If an entity determines, on the basis of qualitative factors, that it is more likely than not that the asset is impaired, the quantitative impairment test would be required. ASU 2012-02 is effective for annual and interim impairment tests of indefinite-lived intangible assets performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. NIDEC is currently evaluating the potential impact from adopting ASU 2012-02 on its consolidated financial position, results of operations and liquidity.

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” ASU 2013-02 requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012. This standard is provision for disclosure. The adoption of this standard will not have any impact on NIDEC’s consolidated financial position, results of operations and liquidity.

Acquisitions (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

	Yen in millions
	April 2, 2012	May 31, 2012	September 28, 2012	October 2, 2012	November 1, 2012	December 28, 2012
	Minster	Ansaldo	Avtron	SCD	Kinetek	Kaiyu
Cash and cash equivalents	¥2,585	¥976	¥53	¥642	¥5,632	¥874
Accounts receivable	1,260	7,668	358	449	5,465	361
Inventories	2,995	3,432	411	305	5,706	128
Other current assets	215	8,171	59	1,004	1,475	39
Property, plant and equipment	1,915	5,964	313	2,165	4,271	87
Goodwill	4,785	18,902	2,778	1,597	12,342	870
Intangible assets	4,286	12,296	2,016	—	14,960	180
Other non-current assets	1,840	446	—	581	1,619	39

Total assets acquired	19,881	57,855	5,988	6,743	51,470	2,578

Accounts payable	(684)	(6,666)	(230)	(617)	(3,898)	(452)
Other current liabilities	(4,069)	(8,552)	(121)	(264)	(2,888)	(387)
Other non-current liabilities	(5,926)	(6,073)	(776)	(139)	(8,987)	—

Total liabilities assumed	(10,679)	(21,291)	(1,127)	(1,020)	(15,773)	(839)

Noncontrolling interests	—	—	—	(2,418)	—	(721)

Net assets acquired	¥9,202	¥36,564	¥4,861	¥3,305	¥35,697	¥1,018

Unaudited Pro Forma Results of Operations

The following represents the unaudited pro forma results of operations of NIDEC for the year ended March 31, 2012 and 2013, as if the acquisition in these companies had occurred on April 1, 2011 and 2012. The unaudited pro forma results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the dates indicated. And the unaudited pro forma excludes acquisition and integration costs which the acquirees paid.

	Yen in millions
	For the year ended March 31 (Unaudited)
	2012	2013
Pro forma net sales	¥772,786	¥741,211
Pro forma net income	39,851	7,948

	Yen
Pro forma net income attributable to Nidec Corporation per share
—basic	¥289.85	¥59.00
—diluted	270.90	54.73

Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill Allocated to Operating Segment

The changes in the carrying amount of goodwill for the year ended March 31, 2011 and 2012 are as follows:

	Yen in millions
	Balance as of April 1, 2011	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2012
Goodwill:
Nidec Electronics (Thailand)	¥6,181	¥—	¥—	¥(72)	¥6,109
Nidec (Zhejiang)	922	—	—	(10)	912
Nidec Sankyo	27,459	—	(1,359)	—	26,100
Nidec Copal	17,148	—	(686)	—	16,462
Nidec Tosok	1,107	—	—	—	1,107
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	11,984	—	—	0	11,984
Nidec Motors & Actuators	4,886	—	—	(149)	4,737
All Others	3,810	694	—	—	4,504

	¥82,107	¥694	¥(2,045)	¥(231)	¥80,525

The changes in the carrying amount of goodwill for the year ended March 31, 2012 and 2013 are as follows:

	Yen in millions
	Balance as of April 1, 2012	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2013
Goodwill:
Nidec Electronics (Thailand)	¥6,109	¥—	¥—	¥885	¥6,994
Nidec (Zhejiang)	912	—	—	132	1,044
Nidec Sankyo	26,100	1,597	—	(75)	27,622
Nidec Copal	16,462	—	—	—	16,462
Nidec Tosok	1,107	—	—	(69)	1,038
Nidec Copal Electronics	6,561	—	—	—	6,561
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	11,984	34,021	—	9,003	55,008
Nidec Motors & Actuators	4,737	870	—	586	6,193
All Others	4,504	4,785	—	633	9,922

	¥80,525	¥41,273	¥—	¥11,095	¥132,893

Schedule of Finite-Lived Intangible Assets by Major Class

Intangible assets subject to amortization are summarized as follows:

	Yen in millions
	March 31
	2012		2013
	Gross carrying amounts	Accumulated amortization	Gross carrying amounts	Accumulated amortization
Proprietary technology	¥1,690	¥870	¥9,831	¥1,454
Customer relationships	16,114	3,150	42,684	5,801
Software	10,879	5,242	13,830	6,878
Other	4,095	1,946	5,725	1,925

Total	¥32,778	¥11,208	¥72,070	¥16,058

Schedule of Expected Amortization Expense

The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Years ending March 31,	Yen in millions
2014	¥5,733
2015	5,408
2016	5,174
2017	4,765
2018	4,314

Goodwill by Reportable Segment

The carrying amounts of goodwill by operating reportable segment as of March 31, 2012 and 2013 are as follows.

	Yen in millions
	March 31,
	2012	2013
Nidec Electronics (Thailand)	¥6,109	¥6,994
Nidec (Zhejiang)	912	1,044
Nidec Sankyo	26,100	27,622
Nidec Copal	16,462	16,462
Nidec Tosok	1,107	1,038
Nidec Copal Electronics	6,561	6,561
Nidec Techno Motor	2,049	2,049
Nidec Motor	11,984	55,008
Nidec Motors & Actuators	4,737	6,193
All Others	4,504	9,922

	¥80,525	¥132,893

Series of Individually Immaterial Business Acquisitions
Goodwill Allocated to Operating Segment

Allocated Operating Segment	Amount of Goodwill
Nidec Sankyo	1,597
Nidec Motor	34,021
Nidec Motors & Actuators	870
All Others	4,785

Total	41,273

Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Cash Flow, Supplemental Disclosures

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Cash paid during the fiscal year for:
Income taxes	¥22,088	¥8,197	¥25,879
Interest	372	327	395
Non-cash investing and financing activities:
Capital leasing receivables	—	31	—
Capital lease obligations	1,022	214	206
Change in ownership of subsidiaries in connection with share exchange transaction
—Change in common stock	1,186	—	3,270
—Change in treasury stock	3,002	—	16,710

Allowance for doubtful accounts (Tables)	12 Months Ended
Mar. 31, 2013
Allowance for Doubtful Accounts

An analysis of activity within the allowance for doubtful accounts for the years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions
	2011	2012	2013
Allowance for doubtful accounts at beginning of the year	¥1,830	¥1,013	¥1,002
Provision for doubtful accounts, net of reversal	26	30	166
Write-offs	(912)	(30)	(90)
Translation adjustment and other	69	(11)	297

Allowance for doubtful accounts at the end of the year	¥1,013	¥1,002	¥1,375

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Inventory, Current

Inventories consist of the following:

	Yen in millions
	March 31
	2012	2013
Finished goods	¥40,069	¥42,599
Raw materials	25,363	30,839
Work in progress	22,362	23,526
Supplies and other	3,659	2,862

	¥91,453	¥99,826

Other current assets (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Prepaid Expenses and Other Current Assets

Other current assets as of March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Other receivable	¥10,802	¥13,740
Deferred tax assets (Note 16)	6,448	12,787
Costs on uncompleted construction contracts	—	5,799
Time deposit	7,810	1,552
Other	10,022	14,481

	¥35,082	¥48,359

Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2013
Investments in Debt and Marketable Equity Securities and Certain Trading Assets Disclosure

Marketable securities and other securities investments include debt and equity securities of which the aggregate fair value, gross unrealized gains and losses and cost are as follows:

	Yen in millions
	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥8,633	¥5,610	¥192	¥14,051
Held-to-maturity
Japanese government debt securities	301	1	—	302

	¥8,934	¥5,611	¥192	¥14,353

Securities not practicable to fair value
Equity securities	¥466

	Yen in millions
	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥7,838	¥5,814	¥3	¥13,649
Debt securities	405	11	5	411
Held-to-maturity
Japanese government debt securities	301	3	—	304

	¥8,544	¥5,828	¥8	¥14,364

Securities not practicable to fair value
Equity securities	¥1,539

Unrealized Loss Position Investments

The following table presents the gross unrealized losses on, and fair value of, NIDEC’s investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position.

	Yen in millions
	March 31, 2012
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥1,103	¥92	¥770	¥100

	Yen in millions
	March 31, 2013
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥16	¥1	¥23	¥2
Debt securities	182	5	—	—

	¥198	¥6	¥23	¥2

Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Other Assets, Noncurrent

Other non-current assets as of March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Intangible assets *	¥23,325	¥63,220
Deferred tax assets	5,482	7,116
Other	5,379	5,810

	¥34,186	¥76,146

Notes:

*	“Intangible assets” information is described in Note 4 “Goodwill and other intangible assets”

Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Short-term Debt

Short-term borrowings at March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Loans, principally from banks with average interest at March 31, 2012 and 2013 of 0.22% and 0.21% per annum, respectively	¥59,608	¥32,798
Commercial papers with average interest at March 31, 2012 of 0.11% per annum	27,000	—

	¥86,608	¥32,798

Schedule of Long-term Debt Instruments

Long-term debt at March 31, 2012 and 2013 is comprised of the following:

	Yen in millions
	March 31
	2012	2013
Unsecured loans, representing obligations principally to banks and an insurance company Due 2012 to 2026 in 2012 with interest ranging from 0.00% to 6.40% per annum in 2012 Due 2013 to 2026 in 2013 with interest ranging from 0.00% to 6.40% per annum in 2013	¥255	¥73,925
Zero coupon convertible bonds due 2015 Convertible at ¥10,626 for one common share, redeemable before due date (see notes below)	100,347	100,247
Unsecured straight bonds due 2017 Interest at 0.39% per annum in 2013	—	65,000
Unsecured straight bonds due 2019 Interest at 0.60% per annum in 2013	—	15,000
Unsecured straight bonds due 2022 Interest at 0.96% per annum in 2013	—	20,000
Unsecured straight bonds due 2014 Issued by subsidiaries in 2011 which was newly consolidated in 2013 Interest at 0.72% per annum in 2013	—	100
Long-term capital lease obligations Due 2012 to 2026 in 2012, with interest from 0.00% to 9.15% per annum in 2012 Due 2013 to 2019 in 2013, with interest from 0.00% to 8.27% per annum in 2013	1,308	5,627

	101,910	279,899
Less—Bonds current portion due within one year	—	(100,247)
Less—Long-term debt current portion due within one year	(22)	(31,841)
Less—Capital lease obligation current portion due within one year	(652)	(1,540)

	¥101,236	¥146,271

Schedule of Maturities of Long-term Debt

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

Yen in millions
Year ending March 31
2014	¥133,628
2015	26,184
2016	18,899
2017	515
2018	65,540
2019 and thereafter	¥35,133

Yen Denominated zero coupon convertible bonds due 2015
Schedule of Long-term Debt Instruments	Detail of Zero coupon convertible bonds, due 2015 is as follow;

	Yen in millions
	March 31
	2012	2013
Principal amount	¥100,000	¥100,000
Unamortized premium	347	247

Total	¥100,347	¥100,247

Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Other Current Liabilities

Other current liabilities as of March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Payable for property, plant and equipment	¥11,734	¥10,354
Advances received	748	6,437
Other	22,268	15,641

	¥34,750	¥32,432

Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Allocation of Plan Assets

The fair values of NIDEC’s pension plan assets at March 31, 2012 and 2013, by asset category, are as follows:

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥307	¥307	¥—	¥—
Foreign companies	228	228	—	—
Debt securities:
Pooled funds *1	598	—	598	—
Other assets:
Cash and cash equivalents	837	837	—	—
Life insurance company general accounts	2,833	—	2,833	—
Pooled funds *2	2,855	—	2,855	—

Total	¥7,658	¥1,372	¥6,286	¥—

*1	These funds invest in approximately 81% Japanese bonds, 19% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 32% Japanese companies and 21% foreign companies, and debt security consisting of approximately 28% Japanese bonds and 12% foreign bonds.

	Yen in millions
	Fair Value at March 31, 2013	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥302	¥302	¥—	¥—
Foreign companies	302	302	—	—
Debt securities:
Pooled funds *1	593	—	593	—
Other assets:
Cash and cash equivalents	1,103	1,103	—	—
Life insurance company general accounts	3,040	—	3,040	—
Pooled funds *2	7,431	—	7,431	—
Others	2,070	—	—	2,070

Total	¥14,841	¥1,707	¥11,064	¥2,070

*1	These funds invest in approximately 86% Japanese bonds, 14% foreign bonds.
*2	These funds primarily invest in listed equity securities consisting of approximately 12% Japanese companies and 60% foreign companies, and debt security consisting of approximately 9% Japanese bonds and 16% foreign bonds.

Changes in Fair Value of Plan Assets Categorized as Level Three

The table below sets forth a summary of changes in the fair value of plan assets categorized as Level 3 for the years ended March 31, 2013.

Others	Yen in millions
March 31
2013
Balance at beginning of year	¥—
Acquisition*	1,159
Purchases	582
Sales and settlements	—
Actual return on plan assets and other	329

Balance at end of year	¥2,070

*	As a result of the Acquisition of Minster, we acquired the plan assets categorized as Level 3.

Schedule of Expected Benefit Payments

The future benefit payments for defined benefit plans are expected as follows:

	Yen in millions
	Japanese plans	Foreign plans
2014	¥801	¥908
2015	740	948
2016	786	983
2017	744	1,094
2018	706	1,066
Years 2019-2023	¥4,252	¥6,820

Japanese plans
Schedule of Net Funded Status

Information regarding NIDEC’s employees’ defined benefit plans is as follows:

Japanese plans:

	Yen in millions
	March 31
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥15,455	¥14,255
Service cost	983	910
Interest cost	213	197
Actuarial loss	337	163
Acquisition and other	691	26
Plan amendment	(625)	—
Curtailments	(221)	—
Settlements	(1,304)	—
Benefits paid	(1,274)	(1,472)

	14,255	14,079

Change in plan assets:
Fair value of plan assets at beginning of year	7,699	7,096
Actual return on plan assets	330	823
Employer contribution	677	622
Settlements	(1,043)	—
Benefits paid	(567)	(714)

Fair value of plan assets at end of year	7,096	7,827

Funded status	¥(7,159)	¥(6,252)

Schedule of Amounts Recognized in Balance Sheet

Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2012	2013
Accrued pension and severance costs	¥7,159	¥6,272
Other non-current assets	—	(20)

Net amounts recognized	¥7,159	¥6,252

Schedule of Net Periodic Benefit Cost Not yet Recognized

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2012	2013
Actuarial loss	¥(2,243)	¥(1,741)
Prior service credit	1,559	1,407

Pension liability adjustments, pre-tax	¥(684)	¥(334)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2012	2013
Projected benefit obligations	¥14,255	¥13,924
Accumulated benefit obligations	14,002	13,718
Fair value of plan assets	¥7,096	¥7,653

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Components of net periodic (benefit) cost:
Service cost	¥949	¥983	¥910
Interest cost	253	213	197
Expected return on plan assets	(165)	(134)	(139)
Amortization of net actuarial loss	106	120	123
Amortization of prior service credit	(135)	(171)	(146)
(Gains) losses from curtailments and settlements	(249)	296	—

Net periodic pension cost	¥759	¥1,307	¥945

Japanese plans | Benefit Obligations
Schedule of Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31
	2012	2013
Discount rate	1.6%	1.3%
Rate of compensation increase	2.3%	2.2%

Japanese plans | Net Periodic Benefit Costs
Schedule of Assumptions Used

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the year ended March 31
	2011	2012	2013
Discount rate	1.8%	1.6%	1.6%
Expected return on plan assets	2.3%	2.3%	2.3%
Rate of compensation increase	2.3%	2.2%	2.3%

Foreign plans
Schedule of Net Funded Status

	Yen in millions
	March 31
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥5,661	¥6,119
Service cost	441	549
Interest cost	230	625
Actuarial (gain) loss	287	992
Acquisition and other	—	10,171
Foreign currency exchange rate changes	(254)	2,297
Benefits paid	(246)	(787)

	6,119	19,966

Change in plan assets:
Fair value of plan assets at beginning of year	593	563
Actual return on plan assets	37	505
Employer contribution	50	588
Acquisition and other	—	4,994
Foreign currency exchange rate changes	(12)	886
Benefits paid	(105)	(522)

Fair value of plan assets at end of year	563	7,014

Funded status	¥(5,556)	¥(12,952)

Schedule of Amounts Recognized in Balance Sheet	Amounts included in the consolidated balance sheet are comprised of:

	Yen in millions
	March 31
	2012	2013
Accrued pension and severance costs	¥5,556	¥12,952

Net amounts recognized	¥5,556	¥12,952

Schedule of Net Periodic Benefit Cost Not yet Recognized

Amounts included in accumulated other comprehensive income (loss) as pension liability adjustments are comprised of:

	Yen in millions
	March 31
	2012	2013
Actuarial loss	¥(195)	¥(952)

Pension liability adjustments, pre-tax	¥(195)	¥(952)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31
	2012	2013
Projected benefit obligations	¥6,119	¥19,966
Accumulated benefit obligations	5,882	19,708
Fair value of plan assets	¥563	¥7,014

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Components of net periodic (benefit) cost:
Service cost	¥321	¥441	¥549
Interest cost	206	230	625
Expected return on plan assets	(90)	(48)	(445)
Amortization of net actuarial loss (gain)	5	(2)	6

Net periodic pension cost	¥442	¥621	¥735

Foreign plans | Benefit Obligations
Schedule of Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31
	2012	2013
Discount rate	4.9%	4.4%
Rate of compensation increase	3.0%	3.0%

Foreign plans | Net Periodic Benefit Costs
Schedule of Assumptions Used

Weighted-average assumptions used to determine net pension and severance costs for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the year ended March 31
	2011	2012	2013
Discount rate	4.8%	5.7%	4.7%
Expected return on plan assets	2.0%	4.4%	7.5%
Rate of compensation increase	2.5%	2.9%	3.0%

Other long-term liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Other Noncurrent Liabilities

Other long-term liabilities as of March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Deferred tax liabilities	¥2,943	¥14,500
Unrecognized tax benefits, accrued interest and penalty*	2,163	2,173
Other	3,373	4,329

	¥8,479	¥21,002

Notes:

*	“Unrecognized tax benefits, accrued interest and penalty” information is described in Note 16 “Income taxes”

Equity (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount
For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,667)	¥67	¥(16,600)
Reclassification adjustments for gains and losses realized in net income	139	—	139
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(1,739)	714	(1,025)
Reclassification adjustments for gains and losses realized in net income	190	(72)	118
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains arising during period	546	(208)	338
Reclassification adjustments for gains and losses realized in net income	(192)	73	(119)
Pension liability adjustment:
Actuarial losses arising during period	(657)	267	(390)
Prior service credit arising during period	841	(345)	496
Reclassification adjustments for actuarial gains and losses realized in net income	688	(282)	406
Reclassification adjustments for prior service credit and cost realized in net income	(135)	56	(79)

Other comprehensive income (loss)	¥(16,986)	¥270	¥(16,716)

For the year ended March 31, 2012:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,665)	¥—	¥(2,665)
Reclassification adjustments for gains and losses realized in net income	105	—	105
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(358)	129	(229)
Reclassification adjustments for gains and losses realized in net income	253	(31)	222
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized losses arising during period	(541)	216	(325)
Reclassification adjustments for gains and losses realized in net income	291	(112)	179
Pension liability adjustment:
Actuarial losses arising during period	(831)	114	(717)
Prior service cost arising during period	(10)	4	(6)
Reclassification adjustments for actuarial gains and losses realized in net income	891	(340)	551
Reclassification adjustments for prior service credit and cost realized in net income	463	(198)	265

Other comprehensive income (loss)	¥(2,402)	¥(218)	¥(2,620)

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax Amount
For the year ended March 31, 2013:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥61,830	¥—	¥61,830
Reclassification adjustments for gains and losses realized in net income	134	—	134
Unrealized gains (losses) from securities:
Unrealized holding gains arising during period	156	(56)	100
Reclassification adjustments for gains and losses realized in net income	88	(37)	51
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains arising during period	93	(30)	63
Reclassification adjustments for gains and losses realized in net income	196	(90)	106
Pension liability adjustment:
Actuarial losses arising during period	(328)	(93)	(421)
Prior service cost arising during period	—	—	—
Reclassification adjustments for actuarial gains and losses realized in net income	130	(45)	85
Reclassification adjustments for prior service credit and cost realized in net income	(152)	55	(97)

Other comprehensive income (loss)	¥62,147	¥(296)	¥61,851

Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Income before Income Tax, Domestic and Foreign

The components of income from continuing operations before income tax comprise the following:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Income (loss) from continuing operations before income taxes:
The Company and domestic subsidiaries	¥22,311	¥46,181	¥(7,473)
Foreign subsidiaries	59,655	24,675	20,900

	¥81,966	¥70,856	¥13,427

Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes consists of the following:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥12,162	¥(4,462)	¥9,200
Foreign subsidiaries	8,256	6,694	5,713

Total current	20,418	2,232	14,913

Deferred income tax expense (benefit):
The Company and domestic subsidiaries	(1,990)	16,289	(5,504)
Foreign subsidiaries	(119)	280	(2,841)

Total deferred	(2,109)	16,569	(8,345)

Total provision	¥18,309	¥18,801	¥6,568

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the year ended March 31
	2011	2012	2013
Statutory tax rate	41.0%	41.0%	38.0%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(22.4)	(16.1)	(43.6)
Tax (benefit) on undistributed earnings	(0.1)	5.1	8.9
Valuation allowance	(1.7)	4.1	33.7
Liabilities for unrecognized tax benefits	5.3	(10.5)	2.3
Accumulated earnings tax of foreign subsidiaries	0.3	0.0	0.0
Changes in Japanese income tax rates	—	1.4	—
Other	(0.1)	1.5	9.6

Effective income tax rate	22.3%	26.5%	48.9%

Summary of Income Tax Holiday

The aggregate amounts and per share effects of tax holidays are as follows:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Aggregate amounts of tax holidays	¥6,839	¥4,023	¥2,968

Per share—basic	¥49.13	¥29.26	¥22.03

Diluted	¥47.44	¥27.38	¥20.60

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2012	2013
Deferred tax assets:
Inventories	¥3,089	¥3,142
Marketable securities	—	1,102
Property, plant and equipment	4,394	—
Accrued bonus	2,324	2,242
Accrued enterprise tax	317	—
Pension and severance plans	3,677	4,526
Operating loss carryforwards for tax purposes	6,672	13,646
Foreign tax credit	7,880	5,402
Accrued vacation	949	1,135
Accrued expenses	1,838	3,636
Other	1,904	2,613

Gross deferred tax assets	33,044	37,444
Less—Valuation allowance	(9,786)	(14,492)

Net deferred tax assets	23,258	22,952

Deferred tax liabilities:
Refund of enterprise taxes	—	(285)
Basis difference of acquired assets	(3,613)	(4,495)
Property, plant and equipment	—	(1,058)
Undistributed earnings not permanently reinvested	(6,097)	(7,856)
Marketable securities	(125)	—
Intangible assets	(1,068)	(4,601)
Transfer pricing adjustments	(9,362)	—
Other	(1,172)	(1,083)

Gross deferred tax liabilities	(21,437)	(19,378)

Net deferred tax assets	¥1,821	¥3,574

Summary of Valuation Allowance

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2011	2012	2013
Valuation allowance at beginning of year	¥(7,606)	¥(6,235)	¥(9,786)
Additions	(1,535)	(3,490)	(7,660)
Deductions	2,906	1,581	2,994
Impact on newly acquired companies	—	(1,642)	(40)

Valuation allowance at end of year	¥(6,235)	¥(9,786)	¥(14,492)

Components of net deferred tax assets

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2012	2013
Deferred tax assets:
Other current assets	¥6,448	¥12,787
Other non-current assets	5,482	7,116
Deferred tax liabilities:
Other current liabilities	(7,166)	(1,829)
Other long-term liabilities	(2,943)	(14,500)

Net deferred tax assets	¥1,821	¥3,574

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Yen in millions
	March 31,
	2011	2012	2013
Balance at April 1	¥4,887	¥9,199	¥1,766
Additions for tax positions of the current year	4,312	1,766	44
Additions for tax positions of prior years	—	—	551
Settlements	—	(9,199)	—

Balance at March 31	¥9,199	¥1,766	¥2,361

Reconciliation of the differences between basic and diluted earnings per share (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Earnings Per Share Reconciliation

The tables below set forth a reconciliation of the differences between basic and diluted income attributable to Nidec Corporation per share for the years ended March 31, 2011, 2012 and 2013.

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2011:
Basic net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	¥56,536	139,216	¥406.10
Loss on discontinued operations attributable to Nidec Corporation	(4,203)	139,216	(30.19)
Net income attributable to Nidec Corporation	52,333	139,216	375.91

Effect of dilutive securities:
Zero coupon convertible bonds	(29)	4,950
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	56,507	144,166	391.96
Loss on discontinued operations attributable to Nidec Corporation	(4,203)	144,166	(29.16)
Net income attributable to Nidec Corporation	¥52,304	144,166	¥362.80

	Yen in millions	Thousands of shares	Yen
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2012:
Basic net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	¥46,242	137,490	¥336.33
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	137,490	(40.08)
Net income attributable to Nidec Corporation	40,731	137,490	296.25

Effect of dilutive securities:
Zero coupon convertible bonds	(55)	9,411
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation	46,187	146,901	314.41
Loss on discontinued operations attributable to Nidec Corporation	(5,511)	146,901	(37.52)
Net income attributable to Nidec Corporation	¥40,676	146,901	¥276.89

For the year ended March 31, 2013:
Basic net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥7,998	134,714	¥59.37

Effect of dilutive securities:
Zero coupon convertible bonds	(61)	9,411
Diluted net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥7,937	144,125	¥55.07

Derivatives (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Derivative Instruments

Derivatives designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2012	March 31, 2013
Foreign exchange forward contracts	¥7,609	¥7,403
Interest rate swap agreements	—	32,205
Commodity futures	3,102	3,739

Derivatives not designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2012	March 31, 2013
Foreign exchange forward contracts	¥—	¥149
Currency option contracts	—	231

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Derivatives designated as cash flow hedge are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions
		March 31, 2012	March 31, 2013
Foreign exchange forward contracts	Other current assets	¥165	¥659
Commodity futures	Other current assets	22	—

		Liability Derivatives
	Balance sheet location	Yen in millions
		March 31, 2012	March 31, 2013
Foreign exchange forward contracts	Other current liabilities	¥—	¥22
Interest rate swap agreements	Other current liabilities	—	20
Commodity futures	Other current liabilities	44	181

Derivatives not designated as hedging instruments are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions
		March 31, 2012	March 31, 2013
Foreign exchange forward contracts	Other current assets	¥—	¥16
Currency option contracts	Other current assets	—	10

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Derivatives designated as cash flow hedge are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Foreign exchange forward contracts	¥152	¥(68)	¥277
Interest rate swap agreements	—	—	(6)
Commodity futures	67	(78)	(102)

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of income location	Yen in millions
		For the year ended March 31
		2011	2012	2013
Foreign exchange forward contracts	Cost of sales	¥55	¥17	¥81
Interest rate swap agreements	Interest expense	—	—	(4)
Commodity futures	Cost of sales	64	(196)	(183)

Derivatives not designated as hedging instruments are as follows:

Gains (losses) recognized in income

	Statement of income location	Yen in millions
		For the year ended March 31
		2011	2012	2013
Foreign exchange forward contracts	Foreign exchange gain (loss), net	¥2	¥—	¥22
Currency option contracts	Foreign exchange gain (loss), net	—	—	40
Interest rate currency swap agreements	Other, net	(1)	2	—

Fair Value (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table provides information by level for assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis.

	Yen in millions
	Fair Value at March 31, 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,051	¥14,051	—	—
Derivatives	187	22	165	—

Total assets:	¥14,238	¥14,073	¥165	—

Liabilities:
Derivatives	¥44	¥44	—	—

	Yen in millions
	Fair Value at March 31, 2013	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3
Assets:
Marketable securities	¥14,060	¥13,649	411	—
Derivatives	685	—	685	—

Total assets:	¥14,745	¥13,649	¥1,096	—

Liabilities:
Derivatives	¥223	¥181	42	—

Fair Value, by Balance Sheet Grouping

The estimated fair values of NIDEC’s financial instruments, excluding those disclosed elsewhere, are summarized as follows:

	Yen in millions		Yen in millions
	March 31, 2012		March 31, 2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated Fair value
Asset (Liability)
Cash and cash equivalents	¥130,290	¥130,290	¥193,420	¥193,420
Short-term investments	7,810	7,810	1,552	1,552
Short-term loan receivable	119	119	132	132
Long-term loan receivable	85	86	89	91
Short-term borrowings	(59,608)	(59,608)	(32,798)	(32,798)
Commercial papers	(27,000)	(27,000)	—	—
Long-term debt including the current portion and excluding capital lease obligation and bonds	(255)	(227)	(73,925)	(73,907)
Bonds including the current portion	¥(100,347)	¥(102,991)	¥(200,347)	¥(200,850)

Lease commitments (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Capital Leased Assets

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31
Class of property	2012	2013
Machinery and equipment	¥3,091	¥6,950
Other leased assets	112	65
Less—Accumulated amortization	(2,152)	(1,345)

	¥1,051	¥5,670

Schedule of Future Minimum Lease Payments for Capital Leases

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2013 are as follows:

Yen in millions
Year ending March 31:
2014	¥1,775
2015	1,664
2016	1,666
2017	539
2018	539
2019 and thereafter	21

Total minimum lease payments	6,204
Less—Amount representing interest	(577)

Present value of net minimum lease payments	5,627
Less—Current obligations	(1,540)

Long-term capital lease obligations	¥4,087

Operating Leases of Lessee Disclosure

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2013 are as follows:

Yen in millions
Year ending March 31:
2014	¥2,237
2015	1,581
2016	1,336
2017	1,074
2018	927
2019 and thereafter	2,543

Total minimum future rentals	¥9,698

Schedule of Future Minimum Rental Payments for Operating Leases

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms as of March 31, 2013 are as follows:

Yen in millions
Year ending March 31:
2014	¥161
2015	22
2016	22
2017	22
2018	22
2019 and thereafter	22

Total minimum future rentals	¥271

Other commitments and contingencies, concentrations and factors that may affect future operations (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Product Warranty Liability

The changes in product warranty liability for the years ended March 31, 2012 and 2013 are summarized as follows:

	Yen in millions
	March 31
	2012	2013
Balance at beginning of year	¥959	¥971
Addition	643	1,626
Utilization	(620)	(664)
Foreign exchange impact	(11)	268

Balance at end of year	¥971	¥2,201

Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

Operating results of discontinued operations for the year ended March 31, 2011 and 2012 were as follows:

	Yen in millions
	For the year ended March 31, 2011
	SLU business	LAC business	PGN business	CLU business	Total
Net sales	¥5,120	¥2,391	¥3,168	¥6,983	¥17,662

Loss on discontinued operations before income taxes	¥(4,571)	¥(1,409)	¥(663)	¥(369)	¥(7,012)
Income taxes	1,065	(289)	8	57	841

Loss on discontinued operations	¥(3,506)	¥(1,698)	¥(655)	¥(312)	¥(6,171)

	Yen in millions
	For the year ended March 31, 2012
	LAC business	PGN business	CLU business	Total
Net sales	¥1,576	¥1,365	¥2,674	¥5,615

Loss on discontinued operations before income taxes	¥(2,203)	¥(1,817)	¥(3,776)	¥(7,796)
Income taxes	(269)	129	168	28

Loss on discontinued operations	¥(2,472)	¥(1,688)	¥(3,608)	¥(7,768)

Segment information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Entity-Wide Information, Revenue from External Customers by Products and Services

The following table provides product information for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Net sales:
Small precision motors:
Hard disk drives spindle motors	¥196,265	¥176,932	¥165,427
Other small precision motors *1 *3	152,121	154,505	154,297

Sub-total	348,386	331,437	319,724
Automotive, appliance, commercial and industrial products *2	163,411	208,529	248,464
Machinery	77,329	64,904	63,526
Electronic and optical components *3	78,368	69,377	69,188
Others *2	8,494	8,073	8,368

Consolidated total	¥675,988	¥682,320	¥709,270

Notes:

*1:	Starting in the year ended March 31, 2013, the “small precision motors” product category is divided into “hard disk drives spindle motors” and “other small precision motors.” To enable comparisons between periods, previously reported amounts have been reclassified.
*2:	Starting in the year ended March 31, 2013, the “general motors” product category is renamed as “automotive, appliance, commercial and industrial products” and the automotive components that were previously included in the “other” product category have been reclassified to the “automotive, appliance, commercial and industrial products” product category. To enable comparisons between periods, previously reported amounts have been reclassified.
*3:	Starting in the year ended March 31, 2013, the motor application products that were previously included in the “electronic and optical components” product category have been reclassified to the “small precision motors” product category. To enable comparisons between periods, previously reported amounts have been reclassified.

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

Revenues from external customers, which are attributed to countries based on the location of the parent company or the subsidiaries that transacted with the external customer for the years ended March 31, 2011, 2012 and 2013, and long-lived assets for the years ended March 31, 2012 and 2013 are as follows:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Net sales:
Japan	¥295,376	¥260,470	¥213,169
U.S.A.	46,579	71,317	99,260
Singapore	28,015	40,595	55,712
Thailand	99,932	75,908	81,678
The Philippines	10,657	19,683	18,543
China	139,264	148,553	150,631
Other	56,165	65,794	90,277

Consolidated total	¥675,988	¥682,320	¥709,270

	Yen in millions
	For the year ended March 31
	2012	2013
Long-lived assets:
Japan	¥84,299	¥86,612
U.S.A.	15,650	21,047
Singapore	1,412	1,899
Thailand	33,476	42,418
The Philippines	11,691	11,838
China	47,260	56,756
Other	37,043	57,407

Consolidated total	¥230,831	¥277,977

Schedule of Segment Reporting Information, by Segment

The following tables show net sales to external customers and other financial information by operating segment for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Net sales to external customers:
Nidec Corporation	¥72,334	¥46,901	¥23,748
Nidec Electronics (Thailand)	86,086	64,226	63,349
Nidec (Zhejiang)	24,500	26,430	21,109
Nidec (Dalian)	4,218	4,269	3,648
Nidec Singapore	19,082	34,220	50,039
Nidec (H.K.)	55,724	50,748	52,028
Nidec Philippines	7,337	15,326	14,707
Nidec Sankyo	86,027	78,589	73,201
Nidec Copal	58,396	51,124	49,627
Nidec Tosok	29,745	33,358	31,090
Nidec Copal Electronics	30,553	29,098	26,845
Nidec Techno Motor	42,935	40,058	39,940
Nidec Motor	50,886	83,999	119,093
Nidec Motors & Actuators	38,371	44,748	44,707
All Others	69,402	78,268	96,236

Total	675,596	681,362	709,367
Adjustments *1	392	958	(97)

Consolidated total	¥675,988	¥682,320	¥709,270

*1	US GAAP adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.

NIDEC had sales to two customers of ¥165,797 million and ¥151,253 million for the year ended March 31, 2011 and 2012, and sales to one customer of ¥74,897 million for the year ended March 31, 2013 within the Nidec Corporation, Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec Singapore, Nidec (H.K.) and “All Others” segments, that exceeded 10% of NIDEC’s net sales.

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Net sales to other operating segments:
Nidec Corporation	¥74,406	¥100,064	¥108,282
Nidec Electronics (Thailand)	45,219	36,649	35,492
Nidec (Zhejiang)	6,618	3,617	2,977
Nidec (Dalian)	20,852	15,471	11,117
Nidec Singapore	451	448	709
Nidec (H.K.)	1,587	1,162	1,734
Nidec Philippines	28,504	24,390	25,682
Nidec Sankyo	556	396	300
Nidec Copal	2,632	2,318	2,093
Nidec Tosok	201	150	190
Nidec Copal Electronics	27	20	20
Nidec Techno Motor	889	952	3,143
Nidec Motor	—	30	154
Nidec Motors & Actuators	6,702	11,607	15,170
All Others	55,039	52,900	55,665

Total	243,683	250,174	262,728
Intersegment elimination	(243,683)	(250,174)	(262,728)

Consolidated total	—	—	—

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Operating income or loss:
Nidec Corporation	¥6,799	¥7,497	¥(4,856)
Nidec Electronics (Thailand)	21,473	15,027	10,525
Nidec (Zhejiang)	2,351	774	(2,689)
Nidec (Dalian)	2,658	431	(409)
Nidec Singapore	245	781	1,115
Nidec (H.K.)	564	359	146
Nidec Philippines	5,403	7,799	4,883
Nidec Sankyo	13,226	7,414	4,210
Nidec Copal	9,557	6,384	(3,192)
Nidec Tosok	4,009	3,140	1,715
Nidec Copal Electronics	4,969	4,194	3,277
Nidec Techno Motor	4,018	4,591	4,168
Nidec Motor	240	2,111	723
Nidec Motors & Actuators	1,274	3,126	3,447
All Others	16,184	11,201	10,541

Total	92,970	74,829	33,604

Consolidation adjustments mainly related to elimination of intersegment profits	1,455	2,789	2,167
Reclassification *1	(1,090)	(3,072)	(17,606)
U.S. GAAP adjustments and Others *2	(466)	(1,476)	(538)

	¥92,869	¥73,070	¥17,627

*1	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly includes gain (loss) from sales (or disposal) of fixed assets.
*2	Others is mainly from the amortization of capitalized assets related to business combinations.

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Depreciation:
Nidec Corporation	¥1,072	¥995	¥917
Nidec Electronics (Thailand)	6,569	5,085	5,572
Nidec (Zhejiang)	1,430	1,231	1,196
Nidec (Dalian)	780	802	914
Nidec Singapore	79	70	133
Nidec (H.K.)	7	6	7
Nidec Philippines	2,734	2,598	2,750
Nidec Sankyo	3,830	3,715	3,773
Nidec Copal	3,990	3,115	3,806
Nidec Tosok	2,119	2,660	2,930
Nidec Copal Electronics	1,254	1,150	1,318
Nidec Techno Motor	1,676	1,491	1,890
Nidec Motor	2,914	3,892	6,481
Nidec Motors & Actuators	1,383	1,423	1,470
All Others	4,150	4,297	5,265

Total	33,987	32,530	38,422
U.S. GAAP adjustments *1 and Others *2	(1,006)	(1,019)	(3,487)

Consolidated total	¥32,981	¥31,511	¥34,935

*1	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
*2	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.

	Yen in millions
	For the year ended March 31
	2012	2013
Segment assets:
Nidec Corporation	¥488,939	¥565,451
Nidec Electronics (Thailand)	107,523	91,784
Nidec (Zhejiang)	15,267	13,897
Nidec (Dalian)	19,119	24,159
Nidec Singapore	23,886	21,590
Nidec (H.K.)	17,345	15,678
Nidec Philippines	31,530	37,084
Nidec Sankyo	99,089	107,393
Nidec Copal	70,809	62,376
Nidec Tosok	38,035	43,566
Nidec Copal Electronics	35,517	38,684
Nidec Techno Motor	33,846	42,508
Nidec Motor	72,846	178,429
Nidec Motors & Actuators	43,053	46,601
All Others	127,875	158,270

Total	1,224,679	1,447,470
Elimination of intersegment assets, net of taxes	(510,192)	(579,649)
Intangible assets and other fair value adjustments	11,809	11,819
Goodwill	80,525	132,893
U.S.GAAP adjustments and Others *1	(6,420)	(7,681)

Consolidated total	¥800,401	¥1,004,852

*1	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.

	Yen in millions
	For the year ended March 31
	2012	2013
Expenditure for segment assets:
Nidec Corporation	¥659	¥1,991
Nidec Electronics (Thailand)	4,600	14,588
Nidec (Zhejiang)	662	710
Nidec (Dalian)	1,597	2,372
Nidec Singapore	87	417
Nidec (H.K.)	5	5
Nidec Philippines	2,370	1,876
Nidec Sankyo	5,278	4,777
Nidec Copal	8,363	9,539
Nidec Tosok	4,813	5,814
Nidec Copal Electronics	1,348	984
Nidec Techno Motor	2,719	5,144
Nidec Motor	1,993	3,594
Nidec Motors & Actuators	2,190	1,845
All Others	4,762	7,712

Consolidated total	¥41,446	¥61,368

Quarterly Financial Data for the year ended March 31, 2013 (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Quarterly Financial Information

	Yen in millions
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	¥179,021	¥174,519	¥169,670	¥186,060	¥709,270
Income before income taxes	18,334	18,243	1,259	(24,409)	13,427
Net income (loss) attributable to Nidec Corporation	¥13,282	¥12,917	¥894	¥(19,095)	¥7,998

Net income (loss) attributable to Nidec Corporation per share:
Basic *1 *2	97.99	97.28	6.60	(141.45)	59.37
Diluted *1	91.53	90.74	6.06	(141.45)	55.07

Notes:

*1:	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.
*2:	All potentially dilutive securities are excluded from the calculation in a situation where there is a net loss attributable to Nidec Corporation.

Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Significant Accounting Policies [Line Items]
Cash and cash equivalents, maximum original maturities of highly liquid investments	three months or less
Depreciation	¥ 34,935	¥ 31,511	¥ 32,981
Advertising costs	296	228	246
Minimum percentage of likelihood of tax benefits being realized upon settlement in measurement of benefits from tax positions that meet the more-likely-than-not recognition threshold	50.00%
Proprietary technology
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	12 years
Customer relationships
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	18 years
Software
Significant Accounting Policies [Line Items]
Weighted average amortization period (in years)	6 years
Spindle motor factories | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	10 years
Spindle motor factories | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	20 years
Other products factories | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	7 years
Other products factories | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	47 years
Head office and sales offices
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	50 years
Leasehold Improvements | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	3 years
Leasehold Improvements | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	18 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	2 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful life (in years)	15 years
Change in Accounting Method Accounted for as Change in Estimate
Significant Accounting Policies [Line Items]
Increase in Income from continuing operations before income taxes due to change in depreciation method		1,241
Increase in Income from continuing operations due to change in depreciation method		¥ 813
Increase in earning per share due to change in depreciation method		¥ 5.92

Acquisitions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 Selling, General and Administrative Expenses	Mar. 31, 2013 Trademarks	Mar. 31, 2013 Customer relationships	Mar. 31, 2013 Developed Technology	Mar. 31, 2013 Other	Sep. 30, 2010 Emerson Electric Company Motors and Controls Business	May 31, 2012 Ansaldo Sistemi Industriali S.p.A. ("Ansaldo")	Oct. 02, 2012 SCD Co., Ltd. ("SCD")	Nov. 01, 2012 Kinetek Group Inc. ("Kinetek")	Dec. 28, 2012 Nidec Kaiyu Auto Electric (Jiangsu) Co., Ltd. ("Kaiyu")
Business Acquisition [Line Items]
Business acquisition, cash paid	¥ 18,386						¥ 57,442	¥ 36,564		¥ 35,697
Business acquisition, percentage of ownership acquired									51.40%		51.00%
Business acquisition, intangible assets subject to amortization	29,227			20,464	6,493	2,270
Business acquisition, intangible assets weighted average amortization period				15 years	18 years
Business acquisition, intangible assets not subject to amortization			4,511
Business acquisition, Acquisition-related cost		554
Business acquisition, net sales	49,845
Business acquisition, losses	¥ (215)

Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) (JPY ¥) In Millions, unless otherwise specified	Apr. 02, 2012 Minster Machine Company ("Minster")	May 31, 2012 Ansaldo Sistemi Industriali S.p.A. ("Ansaldo")	Sep. 28, 2012 Avtron Industrial Automation, Inc. ("Avtron")	Oct. 02, 2012 SCD Co., Ltd. ("SCD")	Nov. 01, 2012 Kinetek Group Inc. ("Kinetek")	Dec. 28, 2012 Nidec Kaiyu Auto Electric (Jiangsu) Co., Ltd. ("Kaiyu")
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 2,585	¥ 976	¥ 53	¥ 642	¥ 5,632	¥ 874
Accounts receivable	1,260	7,668	358	449	5,465	361
Inventories	2,995	3,432	411	305	5,706	128
Other current assets	215	8,171	59	1,004	1,475	39
Property, plant and equipment	1,915	5,964	313	2,165	4,271	87
Goodwill	4,785	18,902	2,778	1,597	12,342	870
Intangible assets	4,286	12,296	2,016		14,960	180
Other non-current assets	1,840	446		581	1,619	39
Total assets acquired	19,881	57,855	5,988	6,743	51,470	2,578
Accounts payable	(684)	(6,666)	(230)	(617)	(3,898)	(452)
Other current liabilities	(4,069)	(8,552)	(121)	(264)	(2,888)	(387)
Other non-current liabilities	(5,926)	(6,073)	(776)	(139)	(8,987)
Total liabilities assumed	(10,679)	(21,291)	(1,127)	(1,020)	(15,773)	(839)
Noncontrolling interests				(2,418)		(721)
Net assets acquired	¥ 9,202	¥ 36,564	¥ 4,861	¥ 3,305	¥ 35,697	¥ 1,018

Goodwill Allocated to Operating Segment (Detail) (Series of Individually Immaterial Business Acquisitions, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Goodwill [Line Items]
Goodwill	¥ 41,273
Nidec Sankyo
Goodwill [Line Items]
Goodwill	1,597
Nidec Motor
Goodwill [Line Items]
Goodwill	34,021
Nidec Motors & Actuators
Goodwill [Line Items]
Goodwill	870
All others
Goodwill [Line Items]
Goodwill	¥ 4,785

Pro Forma Results of Operations (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Business Acquisition [Line Items]
Pro forma net sales	¥ 741,211	¥ 772,786
Pro forma net income	¥ 7,948	¥ 39,851
Pro forma net income attributable to Nidec Corporation per share
-basic	¥ 59	¥ 289.85
-diluted	¥ 54.73	¥ 270.9

Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	¥ 72,070	¥ 32,778
Accumulated amortization	16,058	11,208
Proprietary technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	9,831	1,690
Accumulated amortization	1,454	870
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	42,684	16,114
Accumulated amortization	5,801	3,150
Software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	13,830	10,879
Accumulated amortization	6,878	5,242
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amounts	5,725	4,095
Accumulated amortization	¥ 1,925	¥ 1,946

Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Total amortization of intangible assets	¥ 4,595	¥ 2,664	¥ 2,605
Total indefinite lived intangible assets	7,208	1,755
Goodwill impairment loss		2,045
Proprietary technology
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	12 years
Customer relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	18 years
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	6 years
Other Businesses | Nidec Sankyo
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment loss		1,359
Compact Digital Camera Lens Unit Business | Nidec Copal
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment loss		¥ 686

Estimated Aggregate Amortization Expense for Intangible Assets for the Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Expected Amortization Expense [Line Items]
2014	¥ 5,733
2015	5,408
2016	5,174
2017	4,765
2018	¥ 4,314

Carrying Amounts of Goodwill by Operating Reportable Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill [Line Items]
Goodwill	¥ 132,893	¥ 80,525	¥ 82,107
Nidec Electronics (Thailand)
Goodwill [Line Items]
Goodwill	6,994	6,109
Nidec (Zhejiang)
Goodwill [Line Items]
Goodwill	1,044	912
Nidec Sankyo
Goodwill [Line Items]
Goodwill	27,622	26,100
Nidec Copal
Goodwill [Line Items]
Goodwill	16,462	16,462
Nidec Tosok
Goodwill [Line Items]
Goodwill	1,038	1,107
Nidec Copal Electronics
Goodwill [Line Items]
Goodwill	6,561	6,561
Nidec Techno Motor
Goodwill [Line Items]
Goodwill	2,049	2,049
Nidec Motor
Goodwill [Line Items]
Goodwill	55,008	11,984
Nidec Motors & Actuators
Goodwill [Line Items]
Goodwill	6,193	4,737
All others
Goodwill [Line Items]
Goodwill	¥ 9,922	¥ 4,504

Changes in the Carrying Amount of Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended																						12 Months Ended									12 Months Ended								12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2013 Nidec Electronics (Thailand)	Mar. 31, 2012 Nidec Electronics (Thailand)	Mar. 31, 2013 Nidec (Zhejiang)	Mar. 31, 2012 Nidec (Zhejiang)	Mar. 31, 2013 Nidec Sankyo	Mar. 31, 2012 Nidec Sankyo	Mar. 31, 2013 Nidec Copal	Mar. 31, 2012 Nidec Copal	Mar. 31, 2013 Nidec Tosok	Mar. 31, 2012 Nidec Tosok	Mar. 31, 2013 Nidec Copal Electronics	Mar. 31, 2012 Nidec Copal Electronics	Mar. 31, 2013 Nidec Techno Motor	Mar. 31, 2012 Nidec Techno Motor	Mar. 31, 2013 Nidec Motor	Mar. 31, 2012 Nidec Motor	Mar. 31, 2013 Nidec Motors & Actuators	Mar. 31, 2012 Nidec Motors & Actuators	Mar. 31, 2013 All others	Mar. 31, 2012 All others	Mar. 31, 2013 Goodwill before Accumulated Impairment	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Electronics (Thailand)	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Electronics (Thailand)	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec (Zhejiang)	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec (Zhejiang)	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Sankyo	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Sankyo	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Copal	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Copal	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Tosok	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Tosok	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Copal Electronics	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Copal Electronics	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Copal Electronics	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Techno Motor	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Techno Motor	Mar. 31, 2011 Goodwill before Accumulated Impairment Nidec Techno Motor	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Motor	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Motor	Mar. 31, 2013 Goodwill before Accumulated Impairment Nidec Motors & Actuators	Mar. 31, 2012 Goodwill before Accumulated Impairment Nidec Motors & Actuators	Mar. 31, 2013 Goodwill before Accumulated Impairment All others	Mar. 31, 2012 Goodwill before Accumulated Impairment All others
Goodwill [Line Items]
Beginning Balance	¥ 82,107	¥ 132,893	¥ 6,994	¥ 6,109	¥ 1,044	¥ 912	¥ 27,622	¥ 26,100	¥ 16,462	¥ 16,462	¥ 1,038	¥ 1,107	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 55,008	¥ 11,984	¥ 6,193	¥ 4,737	¥ 9,922	¥ 4,504	¥ 80,525	¥ 6,109	¥ 6,181	¥ 912	¥ 922	¥ 26,100	¥ 27,459	¥ 17,148	¥ 16,462	¥ 1,107	¥ 1,107	¥ 6,561	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 2,049	¥ 11,984	¥ 11,984	¥ 4,737	¥ 4,886	¥ 4,504	¥ 3,810
Acquisition	694																						41,273					1,597												34,021		870		4,785	694
Impairment loss	(2,045)																												(1,359)	(686)
Translation adjustments and Others	(231)																						11,095	885	(72)	132	(10)	(75)				(69)								9,003	0	586	(149)	633
Ending Balance	¥ 80,525	¥ 132,893	¥ 6,994	¥ 6,109	¥ 1,044	¥ 912	¥ 27,622	¥ 26,100	¥ 16,462	¥ 16,462	¥ 1,038	¥ 1,107	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 55,008	¥ 11,984	¥ 6,193	¥ 4,737	¥ 9,922	¥ 4,504	¥ 132,893	¥ 6,994	¥ 6,109	¥ 1,044	¥ 912	¥ 27,622	¥ 26,100	¥ 16,462	¥ 16,462	¥ 1,038	¥ 1,107	¥ 6,561	¥ 6,561	¥ 6,561	¥ 2,049	¥ 2,049	¥ 2,049	¥ 55,008	¥ 11,984	¥ 6,193	¥ 4,737	¥ 9,922	¥ 4,504

Supplemental Information Associated with the Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash paid during the fiscal year for:
Income taxes	¥ 25,879	¥ 8,197	¥ 22,088
Interest	395	327	372
Non-cash investing and financing activities:
Capital leasing receivables		31
Capital lease obligations	206	214	1,022
Change in common stock in connection with share exchange transaction	3,270		1,186
Change in treasury stock in connection with share exchange transaction	¥ 16,710		¥ 3,002

Analysis of Activity within the Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for Doubtful Accounts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation allowance at beginning of year	¥ 1,002	¥ 1,013	¥ 1,830
Provision for doubtful accounts, net of reversal	166	30	26
Write-offs	(90)	(30)	(912)
Translation adjustment and other	297	(11)	69
Valuation allowance at end of year	¥ 1,375	¥ 1,002	¥ 1,013

Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Inventory [Line Items]
Finished goods	¥ 42,599	¥ 40,069
Raw materials	30,839	25,363
Work in progress	23,526	22,362
Supplies and other	2,862	3,659
Inventories	¥ 99,826	¥ 91,453

Other Current Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Other receivable	¥ 13,740	¥ 10,802
Deferred tax assets (Note 16)	12,787	6,448
Costs on uncompleted construction contracts	5,799
Time deposit	1,552	7,810
Other	14,481	10,022
Other current assets	¥ 48,359	¥ 35,082

Marketable Securities and Other Securities Investments, Debt and Equity Securities Aggregate Fair Value, Gross Unrealized Gains and Losses and Cost (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investment Holdings [Line Items]
Cost	¥ 8,544	¥ 8,934
Gross unrealized gains	5,828	5,611
Gross unrealized losses	8	192
Fair value	14,364	14,353
Available-for-sale | Equity securities
Investment Holdings [Line Items]
Cost	7,838	8,633
Gross unrealized gains	5,814	5,610
Gross unrealized losses	3	192
Fair value	13,649	14,051
Available-for-sale | Debt Securities
Investment Holdings [Line Items]
Cost	405
Gross unrealized gains	11
Gross unrealized losses	5
Fair value	411
Held-to-maturity | Japanese government debt securities
Investment Holdings [Line Items]
Cost	301	301
Gross unrealized gains	3	1
Fair value	304	302
Fair Value, Estimate Not Practicable, Carrying (Reported) Amount | Equity securities
Investment Holdings [Line Items]
Cost	¥ 1,539	¥ 466

Marketable Securities and Other Securities Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investment Holdings [Line Items]
Increase (decrease) in net unrealized gain on available-for-sale securities included as a component of accumulated other comprehensive income, net of applicable taxes	¥ 174	¥ (53)	¥ (681)
Proceeds from sales of available-for-sale securities	692	100	72
Gross realized gains on sales of available-for-sale securities	347	0	12
Gross realized losses on sales of available-for-sale securities	0	0	0
Description of Impaired investment securities	NIDEC presumes a decline in value of investment securities is impaired if the fair value is below the original cost. Among the impaired investment securities, NIDEC presumes a decline in value of debt and equity securities is other-than-temporary if the fair value is significantly below the original cost for an extended period of time. The presumption of an other-than-temporary impairment may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. On the other hand, even if a fair value is not significantly less than the original cost, there may be cases where impairment losses are recognized when specific factors indicate the decline in the fair value is other-than-temporary. As of March 31, 2013, NIDEC determined that the decline in value for debt and equity securities with unrealized losses shown in the above table is temporary in nature.
Held-to-maturity securities pledged as collateral for the deferred payments of certain taxes	¥ 301	¥ 301

Gross Unrealized Losses on, and Fair Value of Investment Securities, Aggregated by Investment Category and Length of Time that Individual investment Securities have been in a Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	¥ 198
Less than 12 months Unrealized loss	6
12 months or more Fair value	23
12 months or more Unrealized loss	2
Equity securities
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	16	1,103
Less than 12 months Unrealized loss	1	92
12 months or more Fair value	23	770
12 months or more Unrealized loss	2	100
Debt Securities
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	182
Less than 12 months Unrealized loss	¥ 5

Other Non-Current Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Intangible assets	¥ 63,220	[1]	¥ 23,325	[1]
Deferred tax assets	7,116		5,482
Other	5,810		5,379
Other non-current assets	¥ 76,146		¥ 34,186

[1]	"Intangible assets" information is described in Note 4 "Goodwill and other intangible assets"

Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Short-term borrowings	¥ 32,798	¥ 86,608
Notes Payable to Banks
Short-term Debt [Line Items]
Short-term borrowings	32,798	59,608
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings		¥ 27,000

Short-Term Borrowings (Parenthetical) (Detail)	Mar. 31, 2013	Mar. 31, 2012
Notes Payable to Banks
Short-term Debt [Line Items]
Short-term borrowings, average interest per annum	0.21%	0.22%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, average interest per annum		0.11%

Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Debt Disclosure [Line Items]
Unused lines of credit	¥ 212,634
Yen Denominated zero coupon convertible bonds due 2015
Debt Disclosure [Line Items]
Due date	Sep 18, 2015
Redemption price description	redeemable at 100% of face value
Issue date	Sep 21, 2010
Redemption date	Sep 18, 2015
Conversion price	¥ 10,626	¥ 10,626
Number of convertible shares	9,410,878
Description of call feature	if certain events occur such as the outstanding principal balance less than 10% of the aggregate principal amount on the issuance date, a change or an amendment in the tax laws or regulations of Japan which cannot be avoided by NIDEC, the corporate events or the delisting of the shares.
Redemption price as percentage of principal amount	100.00%

Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Long-term debt	¥ 73,925	¥ 255
Unsecured straight bonds	200,347	100,347
Long-term debt and capital lease obligations	279,899	101,910
Less-Bonds current portion due within one year	(100,247)
Less-Long-term debt current portion due within one year	(31,841)	(22)
Less-Capital lease obligation current portion due within one year	(1,540)	(652)
Long-term Debt and Capital Lease Obligations	146,271	101,236
Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	73,925	255
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Long-term debt	100,247	100,347
Unsecured Zero Point Three Nine Percent Straight Bonds Due in Twenty Seventeen
Debt Instrument [Line Items]
Unsecured straight bonds	65,000
Unsecured Zero Point Six Zero Percent Straight Bonds Due in Twenty Nineteen
Debt Instrument [Line Items]
Unsecured straight bonds	15,000
Unsecured Zero Point Nine Six Percent Straight Bonds Due in Twenty Twenty Two
Debt Instrument [Line Items]
Unsecured straight bonds	20,000
Unsecured Zero Point Seven Two Percent Straight Bonds Due in Twenty Fourteen
Debt Instrument [Line Items]
Unsecured straight bonds	100
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term capital lease obligations Due 2012 to 2026 in 2012, with interest from 0.00% to 9.15% per annum in 2012 Due 2013 to 2019 in 2013, with interest from 0.00% to 8.27% per annum in 2013	¥ 5,627	¥ 1,308

Long-Term Debt (Parenthetical) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Unsecured Debt | Minimum
Debt Instrument [Line Items]
Long-term debt, due date	2013	2012
Long-term debt, interest rate	0.00%	0.00%
Unsecured Debt | Maximum
Debt Instrument [Line Items]
Long-term debt, due date	2026	2026
Long-term debt, interest rate	6.40%	6.40%
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Long-term debt, due date	2015	2015
Long-term debt, interest rate	0.00%	0.00%
Long-term debt, conversion price	10,626	10,626
Unsecured Zero Point Three Nine Percent Straight Bonds Due in Twenty Seventeen
Debt Instrument [Line Items]
Long-term debt, due date	2017
Long-term debt, interest rate	0.39%
Unsecured Zero Point Six Zero Percent Straight Bonds Due in Twenty Nineteen
Debt Instrument [Line Items]
Long-term debt, due date	2019
Long-term debt, interest rate	0.60%
Unsecured Zero Point Nine Six Percent Straight Bonds Due in Twenty Twenty Two
Debt Instrument [Line Items]
Long-term debt, due date	2022
Long-term debt, interest rate	0.96%
Unsecured Zero Point Seven Two Percent Straight Bonds Due in Twenty Fourteen
Debt Instrument [Line Items]
Long-term debt, due date	2014
Long-term debt, interest rate	0.72%
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, due date	2013	2012
Long-term debt, interest rate	0.00%	0.00%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, due date	2019	2026
Long-term debt, interest rate	8.27%	9.15%

Detail of Zero Coupon Convertible Bonds, Due 2015 (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Total	¥ 73,925	¥ 255
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Principal amount	100,000	100,000
Unamortized premium	247	347
Total	¥ 100,247	¥ 100,347

Aggregate Amounts of Annual Maturity of Long-Term Debt During the Next Five Years (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Debt Instrument [Line Items]
2014	¥ 133,628
2015	26,184
2016	18,899
2017	515
2018	65,540
2019 and thereafter	¥ 35,133

Other Current Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Liabilities [Line Items]
Payable for property, plant and equipment	¥ 10,354	¥ 11,734
Advances received	6,437	748
Other	15,641	22,268
Accrued expenses and other current liabilities, Total	¥ 32,432	¥ 34,750

Employees' Defined Benefit Plans, Japanese plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Change in plan assets:
Fair value of plan assets at end of year	¥ 14,841	¥ 7,658
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of year	14,255	15,455
Service cost	910	983
Interest cost	197	213
Actuarial loss	163	337
Acquisition and other	26	691
Plan amendment		(625)
Curtailments		(221)
Settlements		(1,304)
Benefits paid	(1,472)	(1,274)
Defined Benefit Plan, Benefit Obligation	14,079	14,255
Change in plan assets:
Fair value of plan assets at beginning of year	7,096	7,699
Actual return on plan assets	823	330
Employer contribution	622	677
Settlements		(1,043)
Benefits paid	(714)	(567)
Fair value of plan assets at end of year	7,827	7,096
Funded status	¥ (6,252)	¥ (7,159)

Amounts Included in the Consolidated Balance Sheet, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 6,272	¥ 7,159
Other non-current assets	(20)
Net amounts recognized	¥ 6,252	¥ 7,159

Amounts Included in Accumulated Other Comprehensive income (Loss) as Pension Liability Adjustments, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	¥ (1,741)	¥ (2,243)
Prior service credit	1,407	1,559
Pension liability adjustments, pre-tax	¥ (334)	¥ (684)

Pension and Severance Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans, expected employer contribute for the next fiscal year	¥ 1,389
Defined contribution plans, cost recognized for certain subsidiaries' contributions	1,999	1,533	982
Defined contribution plans, expected employer contribution	2,140
Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, total amounts of cost recognized for contributions	182	252	206
Parent Company
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, total amounts of cost recognized for contributions	166
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	4.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	4.00%
Other than Securities Investment
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	92.00%
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	13,873	14,002
Estimated prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	146
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	103
Accumulated benefit obligations	13,718	14,002
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	26
Accumulated benefit obligations	¥ 19,708	¥ 5,882

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 13,924	¥ 14,255
Accumulated benefit obligations	13,718	14,002
Fair value of plan assets	¥ 7,653	¥ 7,096

Weighted-Average Assumptions Used to Determine Benefit Obligations, Japanese Plans (Detail) (Japanese plans)	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.30%	1.60%
Rate of compensation increase	2.20%	2.30%

Weighted Average Assumptions Used to Determine Net Pension and Severance Cost Japanese Plans (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.60%	1.60%	1.80%
Expected return on plan assets	2.30%	2.30%	2.30%
Rate of compensation increase	2.30%	2.20%	2.30%

Components of Net Periodic (Benefit) Cost, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Components of net periodic (benefit) cost:
Service cost	¥ 910	¥ 983	¥ 949
Interest cost	197	213	253
Expected return on plan assets	(139)	(134)	(165)
Amortization of net actuarial loss	123	120	106
Amortization of prior service credit	(146)	(171)	(135)
(Gains) losses from curtailments and settlements		296	(249)
Net periodic pension cost	¥ 945	¥ 1,307	¥ 759

Employees' Defined Benefit Plans, Foreign Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Change in plan assets:
Fair value of plan assets at end of year	¥ 14,841	¥ 7,658
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of year	6,119	5,661
Service cost	549	441
Interest cost	625	230
Actuarial (gain) loss	992	287
Acquisition and other	10,171
Foreign currency exchange rate changes	2,297	(254)
Benefits paid	(787)	(246)
Defined Benefit Plan, Benefit Obligation	19,966	6,119
Change in plan assets:
Fair value of plan assets at beginning of year	563	593
Actual return on plan assets	505	37
Employer contribution	588	50
Acquisition and other	4,994
Foreign currency exchange rate changes	886	(12)
Benefits paid	(522)	(105)
Fair value of plan assets at end of year	7,014	563
Funded status	¥ (12,952)	¥ (5,556)

Amounts Included in the Consolidated Balance Sheet, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 12,952	¥ 5,556
Net amounts recognized	¥ 12,952	¥ 5,556

Amounts Included in Accumulated Other Comprehensive Income (Loss) as Pension Liability Adjustments, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	¥ (952)	¥ (195)
Pension liability adjustments, pre-tax	¥ (952)	¥ (195)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 19,966	¥ 6,119
Accumulated benefit obligations	19,708	5,882
Fair value of plan assets	¥ 7,014	¥ 563

Weighted-Average Assumptions Used to Determine Benefit Obligations, Foreign Plans (Detail) (Foreign plans)	Mar. 31, 2013	Mar. 31, 2012
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	4.90%
Rate of compensation increase	3.00%	3.00%

Weighted-Average Assumptions Used to Determine Net Pension and Severance Costs, Foreign Plans (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.60%	1.60%	1.80%
Expected return on plan assets	2.30%	2.30%	2.30%
Rate of compensation increase	2.30%	2.20%	2.30%
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	5.70%	4.80%
Expected return on plan assets	7.50%	4.40%	2.00%
Rate of compensation increase	3.00%	2.90%	2.50%

Components of Net Periodic (Benefit) Cost, Foreign Plans (Detail) (Foreign plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Foreign plans
Components of net periodic (benefit) cost:
Service cost	¥ 549	¥ 441	¥ 321
Interest cost	625	230	206
Expected return on plan assets	(445)	(48)	(90)
Amortization of net actuarial loss (gain)	6	(2)	5
Net periodic pension cost	¥ 735	¥ 621	¥ 442

Fair Value of Pension Plan Assets, by Asset Category (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	¥ 14,841		¥ 7,658
Japanese companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	302		307
Foreign companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	302		228
Debt Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	593	[1]	598	[2]
Other Assets | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	1,103		837
Other Assets | Life insurance company general
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	3,040		2,833
Other Assets | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	7,431	[3]	2,855	[4]
Other Assets | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,070
Fair Value Measurements Using Inputs Considered as Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	1,707		1,372
Fair Value Measurements Using Inputs Considered as Level 1 | Japanese companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	302		307
Fair Value Measurements Using Inputs Considered as Level 1 | Foreign companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	302		228
Fair Value Measurements Using Inputs Considered as Level 1 | Other Assets | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	1,103		837
Fair Value Measurements Using Inputs Considered as Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	11,064		6,286
Fair Value Measurements Using Inputs Considered as Level 2 | Debt Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	593	[1]	598	[2]
Fair Value Measurements Using Inputs Considered as Level 2 | Other Assets | Life insurance company general
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	3,040		2,833
Fair Value Measurements Using Inputs Considered as Level 2 | Other Assets | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	7,431	[3]	2,855	[4]
Fair Value Measurements Using Inputs Considered as Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,070
Fair Value Measurements Using Inputs Considered as Level 3 | Other Assets | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	¥ 2,070

[1]	These funds invest in approximately 86% Japanese bonds, 14% foreign bonds.
[2]	These funds invest in approximately 81% Japanese bonds, 19% foreign bonds.
[3]	These funds primarily invest in listed equity securities consisting of approximately 12% Japanese companies and 60% foreign companies, and debt security consisting of approximately 9% Japanese bonds and 16% foreign bonds.
[4]	These funds primarily invest in listed equity securities consisting of approximately 32% Japanese companies and 21% foreign companies, and debt security consisting of approximately 28% Japanese bonds and 12% foreign bonds.

Fair Value of Pension Plan Assets, by Asset Category (Parenthetical) (Detail)	Mar. 31, 2013	Mar. 31, 2012
Japanese companies Equity Securities | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	12.00%	32.00%
Foreign companies Equity Securities | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	60.00%	21.00%
Japanese bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	86.00%	81.00%
Japanese bonds | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	9.00%	28.00%
Foreign bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	14.00%	19.00%
Foreign bonds | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	16.00%	12.00%

Changes in Fair Value of Plan Assets Categorized as Level Three (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Fair Value Measurements Using Inputs Considered as Level 3	Mar. 31, 2013 Fair Value Measurements Using Inputs Considered as Level 3 Minster Machine Company ("Minster")
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 14,841	¥ 7,658
Acquisition				1,159	[1]
Purchases			582
Sales and settlements
Actual return on plan assets and other			329
Fair value of plan assets at end of year	¥ 14,841	¥ 7,658	¥ 2,070

[1]	As a result of the Acquisition of Minster, we acquired the plan assets categorized as Level 3.

Future Benefit Payments for Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
2014	¥ 801
2015	740
2016	786
2017	744
2018	706
Years 2019-2023	4,252
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2014	908
2015	948
2016	983
2017	1,094
2018	1,066
Years 2019-2023	¥ 6,820

Other Long-Term Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Other Liabilities [Line Items]
Deferred tax liabilities	¥ 14,500		¥ 2,943
Unrecognized tax benefits, accrued interest and penalty	2,173	[1]	2,163	[1]
Other	4,329		3,373
Other long-term liabilities	¥ 21,002		¥ 8,479

[1]	"Unrecognized tax benefits, accrued interest and penalty" information is described in Note 16 "Income taxes"

Equity - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Treasury Stock	Mar. 31, 2012 Treasury Stock	Mar. 31, 2012 Nidec Sankyo	Dec. 31, 2012 Nidec Sankyo	Sep. 30, 2012 Nidec Sankyo	Mar. 31, 2013 Repurchase at Board of Directors Meetings Resolution	Mar. 31, 2012 Repurchase at Board of Directors Meetings Resolution
Stockholders Equity Note [Line Items]
Percentage of cash dividends that must be appropriated as a legal reserve			10.00%
Description of dividend payment restriction			No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting
Amount of statutory retained earnings of the Company available for dividend payments to shareholders	¥ 69,109	¥ 109,970
Retained earnings, cash dividends	5,387
Retained earnings, cash dividends per share	¥ 40
Purchase of treasury stock, shares									5,078,200	1,645,800
Purchase of treasury stock, value	31,277	10,155	11,226						31,209	10,148
Treasury stock, shares	10,393,522	8,240,496		10,155,522	8,240,496
Treasury stock, at cost, value	57,007	42,440		56,109	42,440
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange	3,175,315		721,534			3,175,315
Purchase of additional interests in subsidiaries, percentage owned by parent company							100.00%	77.10%
Retained earnings relating to equity in undistributed earnings of accumulated deficit of equity method investee	¥ 152	¥ 190	¥ 189

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Foreign currency translation adjustments, Pre-tax
Foreign currency translation adjustments arising during period, Pre-tax	¥ 61,830	¥ (2,665)	¥ (16,667)
Reclassification adjustments for gains and losses realized in net income, Pre-tax	134	105	139
Unrealized gains (losses) from securities, Pre-tax
Unrealized holding gains (losses) arising during period, Pre-tax	156	(358)	(1,739)
Reclassification adjustments for gains and losses realized in net income, Pre-tax	88	253	190
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges, Pre-tax
Unrealized gains (losses) arising during period, Pre-tax	93	(541)	546
Reclassification adjustments for gains and losses realized in net income, Pre-tax	196	291	(192)
Pension liability adjustment, Pre-tax
Actuarial losses arising during period, Pre-tax	(328)	(831)	(657)
Prior service credit (cost) arising during period, Pre-tax		(10)	841
Reclassification adjustments for actuarial gains and losses realized in net income, Pre-tax	130	891	688
Reclassification adjustments for prior service credit and cost realized in net income, Pre-tax	(152)	463	(135)
Other comprehensive income (loss), Pre-tax	62,147	(2,402)	(16,986)
Foreign currency translation adjustments, Tax benefit (expense)
Foreign currency translation adjustments arising during period, Tax benefit (expense)			67
Reclassification adjustments for gains and losses realized in net income, Tax benefit (expense)
Unrealized gains (losses) from securities, Tax benefit (expense)
Unrealized holding gains (losses) arising during period, Tax benefit (expense)	(56)	129	714
Reclassification adjustments for gains and losses realized in net income, Tax benefit (expense)	(37)	(31)	(72)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges, Tax benefit (expense)
Unrealized gains (losses) arising during period, Tax benefit (expense)	(30)	216	(208)
Reclassification adjustments for gains and losses realized in net income, Tax benefit (expense)	(90)	(112)	73
Pension liability adjustment, Tax benefit (expense)
Actuarial losses arising during period, Tax benefit (expense)	(93)	114	267
Prior service credit (cost) arising during period, Tax benefit (expense)		4	(345)
Reclassification adjustments for actuarial gains and losses realized in net income, Tax benefit (expense)	(45)	(340)	(282)
Reclassification adjustments for prior service credit and cost realized in net income, Tax benefit (expense)	55	(198)	56
Other comprehensive income (loss), Tax benefit (expense)	(296)	(218)	270
Foreign currency translation adjustments, Net-of-tax
Foreign currency translation adjustments arising during period, Net-of-tax	61,830	(2,665)	(16,600)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	134	105	139
Unrealized gains (losses) from securities, Net-of-tax
Unrealized holding gains (losses) arising during period, Net-of-tax	100	(229)	(1,025)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	51	222	118
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges, Net-of-tax
Unrealized gains (losses) arising during period, Net-of-tax	63	(325)	338
Reclassification adjustments for gains and losses realized in net income, Net-of-tax	106	179	(119)
Pension liability adjustment, Net-of-tax
Actuarial losses arising during period, Net-of-tax	(421)	(717)	(390)
Prior service credit (cost) arising during period, Net-of-tax		(6)	496
Reclassification adjustments for actuarial gains and losses realized in net income, Net-of-tax	85	551	406
Reclassification adjustments for prior service credit and cost realized in net income, Net-of-tax	(97)	265	(79)
Other comprehensive income (loss), Net-of-tax	¥ 61,851	¥ (2,620)	¥ (16,716)

Components of Income from Continuing Operations Before Income Tax (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes	¥ (24,409)	¥ 1,259	¥ 18,243	¥ 18,334	¥ 13,427	¥ 70,856	¥ 81,966
The Company and domestic subsidiaries
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes					(7,473)	46,181	22,311
Foreign Subsidiaries
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes					¥ 20,900	¥ 24,675	¥ 59,655

Provision for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥ 9,200	¥ (4,462)	¥ 12,162
Foreign subsidiaries	5,713	6,694	8,256
Total current	14,913	2,232	20,418
Deferred income tax expense (benefit):
The Company and domestic subsidiaries	(5,504)	16,289	(1,990)
Foreign subsidiaries	(2,841)	280	(119)
Total deferred	(8,345)	16,569	(2,109)
Total provision	¥ 6,568	¥ 18,801	¥ 18,309

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Operating loss carryforwards with no expiration date	Sep. 30, 2011 The Philippines	Apr. 30, 2007 The Philippines	Mar. 31, 2013 Thailand
Income Taxes [Line Items]
Statutory income tax rate	38.00%	41.00%	41.00%
Effective income tax rate, increase from previous year	22.40%
Effective income tax rate	48.90%	26.50%	22.30%
Income tax incentives and privileges, exemption period					four years	for four years. This income tax holiday will be extended more for two years.	For a period of eight years
Operating loss carryforwards	¥ 43,511			¥ 7,253
Operating loss carryforwards, expiration period	Expire at various dates primarily up to 9 years
Undistributed earnings of foreign subsidiaries	119,781
Undistributed earnings of foreign subsidiaries, future estimated additional deferred tax liability	12,162
Unrecognized tax benefits that, if recognized, would reduce the effective tax rate	2,361
Unrecognized tax benefit, total gross accrued interest and penalty	¥ 192	¥ 396

Reconciliation of Differences Between the Statutory Tax Rate and the Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	38.00%	41.00%	41.00%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(43.60%)	(16.10%)	(22.40%)
Tax (benefit) on undistributed earnings	8.90%	5.10%	(0.10%)
Valuation allowance	33.70%	4.10%	(1.70%)
Liabilities for unrecognized tax benefits	2.30%	(10.50%)	5.30%
Accumulated earnings tax of foreign subsidiaries	0.00%	0.00%	0.30%
Changes in Japanese income tax rates		1.40%
Other	9.60%	1.50%	(0.10%)
Effective income tax rate	48.90%	26.50%	22.30%

Aggregate Dollar and Per Share Effects of Tax Holidays (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Holiday [Line Items]
Aggregate amounts of tax holidays	¥ 2,968	¥ 4,023	¥ 6,839
Per Share-basic
Income Tax Holiday [Line Items]
Per Share Effects of tax holidays	¥ 22.03	¥ 29.26	¥ 49.13
Per Share-diluted
Income Tax Holiday [Line Items]
Per Share Effects of tax holidays	¥ 20.6	¥ 27.38	¥ 47.44

Significant Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Inventories	¥ 3,142	¥ 3,089
Marketable securities	1,102
Property, plant and equipment		4,394
Accrued bonus	2,242	2,324
Accrued enterprise tax		317
Pension and severance plans	4,526	3,677
Operating loss carryforwards for tax purposes	13,646	6,672
Foreign tax credit	5,402	7,880
Accrued vacation	1,135	949
Accrued expenses	3,636	1,838
Other	2,613	1,904
Gross deferred tax assets	37,444	33,044
Less-Valuation allowance	(14,492)	(9,786)
Net deferred tax assets	22,952	23,258
Deferred tax liabilities:
Refund of enterprise taxes	(285)
Basis difference of acquired assets	(4,495)	(3,613)
Property, plant and equipment	(1,058)
Undistributed earnings not permanently reinvested	(7,856)	(6,097)
Marketable securities		(125)
Intangible assets	(4,601)	(1,068)
Transfer pricing adjustments		(9,362)
Other	(1,083)	(1,172)
Gross deferred tax liabilities	(19,378)	(21,437)
Net deferred tax assets	¥ 3,574	¥ 1,821

Net Changes in the Total Valuation Allowance for Deferred Tax Assets (Detail) (Valuation Allowance of Deferred Tax Assets, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Valuation Allowance of Deferred Tax Assets
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ (9,786)	¥ (6,235)	¥ (7,606)
Additions	(7,660)	(3,490)	(1,535)
Deductions	2,994	1,581	2,906
Impact on newly acquired companies	(40)	(1,642)
Valuation allowance at end of year	¥ (14,492)	¥ (9,786)	¥ (6,235)

Net Deferred Tax Assets Included in the Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Other current assets	¥ 12,787	¥ 6,448
Other non-current assets	7,116	5,482
Deferred tax liabilities:
Other current liabilities	(1,829)	(7,166)
Other long-term liabilities	(14,500)	(2,943)
Net deferred tax assets	¥ 3,574	¥ 1,821

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 1,766	¥ 9,199	¥ 4,887
Additions for tax positions of the current year	44	1,766	4,312
Additions for tax positions of prior years	551
Settlements		(9,199)
Balance at end of year	¥ 2,361	¥ 1,766	¥ 9,199

Reconciliation of Differences Between Basic and Diluted Income Attributable to Nidec Corporation Per Share (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Basic net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation									¥ 7,998		¥ 46,242	¥ 56,536
Loss on discontinued operations attributable to Nidec Corporation											(5,511)	(4,203)
Net income attributable to Nidec Corporation	(19,095)		894		12,917		13,282		7,998		40,731	52,333
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation									7,937		40,676	52,304
Weighted-average shares, basic:
Weighted-average shares, basic									134,714		137,490	139,216
Effect of dilutive securities
Zero coupon convertible bonds									9,411		9,411	4,950
Weighted-average shares, diluted:
Weighted-average shares, diluted									144,125		146,901	144,166
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation									¥ 59.37		¥ 336.33	¥ 406.1
Loss on discontinued operations attributable to Nidec Corporation											¥ (40.08)	¥ (30.19)
Net income attributable to Nidec Corporation	¥ (141.45)	[1],[2]	¥ 6.6	[1],[2]	¥ 97.28	[1],[2]	¥ 97.99	[1],[2]	¥ 59.37	[1],[2]	¥ 296.25	¥ 375.91
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation									¥ 55.07		¥ 314.41	¥ 391.96
Loss on discontinued operations attributable to Nidec Corporation											¥ (37.52)	¥ (29.16)
Net income attributable to Nidec Corporation	¥ (141.45)	[1]	¥ 6.06	[1]	¥ 90.74	[1]	¥ 91.53	[1]	¥ 55.07	[1]	¥ 276.89	¥ 362.8
Segment, Continuing Operations
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation											46,187	56,507
Weighted-average shares, basic:
Weighted-average shares, basic											137,490	139,216
Weighted-average shares, diluted:
Weighted-average shares, diluted											146,901	144,166
Segment, Discontinued Operations
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation											(5,511)	(4,203)
Weighted-average shares, basic:
Weighted-average shares, basic											137,490	139,216
Weighted-average shares, diluted:
Weighted-average shares, diluted											146,901	144,166
Yen Denominated zero coupon convertible bonds due 2015
Effect of dilutive securities:
Zero coupon convertible bonds									¥ (61)		¥ (55)	¥ (29)

[1]	All potentially dilutive securities are excluded from the calculation in a situation where there is a net loss attributable to Nidec Corporation.
[2]	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.

Contracted Amounts Outstanding of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative [Line Items]
Contractual amounts	¥ 7,403	¥ 7,609
Designated as Hedging Instrument | Interest rate swap agreement
Derivative [Line Items]
Contractual amounts	32,205
Designated as Hedging Instrument | Commodity futures
Derivative [Line Items]
Contractual amounts	3,739	3,102
Not Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative [Line Items]
Contractual amounts	149
Not Designated as Hedging Instrument | Options Held
Derivative [Line Items]
Contractual amounts	¥ 231

Fair Value of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Designated as Hedging Instrument | Foreign exchange forward contracts | Other current assets
Derivative [Line Items]
Asset Derivatives	¥ 659	¥ 165
Designated as Hedging Instrument | Foreign exchange forward contracts | Other current liabilities
Derivative [Line Items]
Liability Derivatives	22
Designated as Hedging Instrument | Commodity futures | Other current assets
Derivative [Line Items]
Asset Derivatives		22
Designated as Hedging Instrument | Commodity futures | Other current liabilities
Derivative [Line Items]
Liability Derivatives	181	44
Designated as Hedging Instrument | Interest rate swap agreement | Other current liabilities
Derivative [Line Items]
Liability Derivatives	20
Not Designated as Hedging Instrument | Foreign exchange forward contracts | Other current assets
Derivative [Line Items]
Asset Derivatives	16
Not Designated as Hedging Instrument | Options Held | Other current assets
Derivative [Line Items]
Asset Derivatives	¥ 10

Effect of Derivative Instruments on the Consolidated Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	¥ 277	¥ (68)	¥ 152
Designated as Hedging Instrument | Foreign exchange forward contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	81	17	55
Designated as Hedging Instrument | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	(6)
Designated as Hedging Instrument | Commodity futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in accumulated other comprehensive income	(102)	(78)	67
Designated as Hedging Instrument | Commodity futures | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(183)	(196)	64
Designated as Hedging Instrument | Interest rate swap agreement | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(4)
Not Designated as Hedging Instrument | Foreign exchange forward contracts | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	22		2
Not Designated as Hedging Instrument | Options Held | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	40
Not Designated as Hedging Instrument | Interest rate swap agreement | Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income		¥ 2	¥ (1)

Derivatives - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Derivative [Line Items]
Net gain in accumulated other comprehensive income expected to be reclassified into earnings within the next 12 months	¥ 178
The maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions	33 months

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets:
Marketable securities	¥ 14,060	¥ 14,051
Derivatives	685	187
Total assets:	14,745	14,238
Liabilities:
Derivatives	223	44
Fair Value Measurements Using Inputs Considered as Level 1
Assets:
Marketable securities	13,649	14,051
Derivatives		22
Total assets:	13,649	14,073
Liabilities:
Derivatives	181	44
Fair Value Measurements Using Inputs Considered as Level 2
Assets:
Marketable securities	411
Derivatives	685	165
Total assets:	1,096	165
Liabilities:
Derivatives	¥ 42

Estimated Fair Values of Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Carrying amount of Asset (Liability)
Cash and cash equivalents	¥ 193,420	¥ 130,290	¥ 94,321	¥ 123,309
Short-term investments	1,552	7,810
Short-term loan receivable	132	119
Long-term loan receivable	89	85
Short-term borrowings	(32,798)	(59,608)
Commercial papers		(27,000)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(73,925)	(255)
Bonds including the current portion	(200,347)	(100,347)
Estimated fair value Asset (Liability)
Cash and cash equivalents	193,420	130,290
Short-term investments	1,552	7,810
Short-term borrowings	(32,798)	(59,608)
Commercial papers		(27,000)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(73,907)	(227)
Bonds including the current portion	(200,850)	(102,991)
Short-term loan receivable
Estimated fair value Asset (Liability)
Loan receivable	132	119
Long-term loan receivable
Estimated fair value Asset (Liability)
Loan receivable	¥ 91	¥ 86

Related Party Transactions - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2011
Related Party Transaction [Line Items]
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange	3,175,315	721,534
Chief Executive Officer
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party	9.00%
Share exchange transaction, shares of common stock held in treasury allocated for the share exchange	153,136	74,100
Variable Interest Entity, Not Primary Beneficiary
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party	4.10%
Immediate Family Member of Management or Principal Owner
Related Party Transaction [Line Items]
Percentage of the outstanding shares of the Company owned by a related party	1.90%

Leased Assets Under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Class of property
Other leased assets	¥ 65	¥ 112
Less-Accumulated amortization	(1,345)	(2,152)
Capital Leases, Balance Sheet, Assets by Major Class, Net	5,670	1,051
Machinery and Equipment
Class of property
Machinery and equipment	¥ 6,950	¥ 3,091

Lease Commitments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Leases Disclosure [Line Items]
Amortization expenses under capital leases	¥ 524	¥ 835	¥ 1,039
Proceed from sale-leaseback transaction	4,107
Rental expenses under operating leases	2,719	1,526	1,472
Rental revenues under operating leases	¥ 412	¥ 373	¥ 376

Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Leases Disclosure [Line Items]
2014	¥ 1,775
2015	1,664
2016	1,666
2017	539
2018	539
2019 and thereafter	21
Total minimum lease payments	6,204
Less-Amount representing interest	(577)
Present value of net minimum lease payments	5,627
Less-Current obligations	(1,540)	(652)
Long-term capital lease obligations	¥ 4,087

Minimum Rental Payments Required Under Operating Leases Relating Primarily to Land, Buildings and Equipment Having Initial or Remaining Non-Cancelable Lease Terms in Excess of One Year (Detail) (Noncancelable Lease Obligations, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013
Noncancelable Lease Obligations
Leases Disclosure [Line Items]
2014	¥ 2,237
2015	1,581
2016	1,336
2017	1,074
2018	927
2019 and thereafter	2,543
Total minimum future rentals	¥ 9,698

Future Minimum Lease Payments to be Received Under Operating Leases that have Remaining Non-Cancelable Terms (Detail) (Non Cancelable Lease Receivable, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Non Cancelable Lease Receivable
Leases Disclosure [Line Items]
2014	¥ 161
2015	22
2016	22
2017	22
2018	22
2019 and thereafter	22
Total minimum future rentals	¥ 271

Flooding in Thailand - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding	¥ 4,027	¥ 19,662
Net gain recognized as a result of excess insurance recovery over the flooding loss in Thailand	4,027	5,932
Thailand
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding		17,269
Thailand | Property Plant and Equipment
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding		13,730
Thailand | Inventories
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding		¥ 3,539

Other Commitments and Contingencies, Concentrations and Factors that May Affect Future Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Commitments for the purchase of property, plant and equipment and other assets	9,000
Guarantee of employees bank loans, amount	73
Guarantee of employees bank loans, maximum undiscounted amount of obligation to make future payments in the event of defaults	73
Guarantee of employees bank loans, current carrying amount	0
Accounts receivable concentration of credit risk, amount	19,534	39,159
ASI
Commitments and Contingencies Disclosure [Line Items]
Contingent liabilities assumed in connection with acquisition	5,822
Customer Concentration Risk | Two Largest Customers
Commitments and Contingencies Disclosure [Line Items]
Concentration of risk percentage	0.20%	22.00%	25.00%
Customer Concentration Risk | Largest Customer
Commitments and Contingencies Disclosure [Line Items]
Concentration of risk percentage	0.11%	12.00%	13.00%
Credit Concentration Risk
Commitments and Contingencies Disclosure [Line Items]
Concentration of risk percentage	0.13%	23.00%

Changes in Product Warranty Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 971	¥ 959
Addition	1,626	643
Utilization	(664)	(620)
Foreign exchange impact	268	(11)
Balance at end of year	¥ 2,201	¥ 971

Discontinued Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011 Specialty Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total exit costs, pre-tax	¥ 5,800	¥ 3,522
Total exit costs, net of tax	4,412	2,410
Goodwill impairment loss	¥ 2,045

Operating Results of Discontinued Operations (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	¥ 186,060	¥ 169,670	¥ 174,519	¥ 179,021	¥ 709,270	¥ 682,320	¥ 675,988
Loss on discontinued operations before income taxes						(7,796)	(7,012)
Income taxes						28	841
Loss on discontinued operations						(7,768)	(6,171)
Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales						5,615	17,662
Lens Actuator Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on discontinued operations before income taxes						(2,203)	(1,409)
Income taxes						(269)	(289)
Loss on discontinued operations						(2,472)	(1,698)
Lens Actuator Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales						1,576	2,391
Nidec Pegion Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on discontinued operations before income taxes						(1,817)	(663)
Income taxes						129	8
Loss on discontinued operations						(1,688)	(655)
Nidec Pegion Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales						1,365	3,168
Compact Digital Camera Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on discontinued operations before income taxes						(3,776)	(369)
Income taxes						168	57
Loss on discontinued operations						(3,608)	(312)
Compact Digital Camera Lens Unit Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales						2,674	6,983
Specialty Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on discontinued operations before income taxes							(4,571)
Income taxes							1,065
Loss on discontinued operations							(3,506)
Specialty Lens Unit Business | Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales							¥ 5,120

Product Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Net sales:
Net sales	¥ 186,060	¥ 169,670	¥ 174,519	¥ 179,021	¥ 709,270		¥ 682,320		¥ 675,988
Small precision motors
Net sales:
Net sales					319,724		331,437		348,386
Small precision motors | Hard disk drives spindle motors
Net sales:
Net sales					165,427		176,932		196,265
Small precision motors | Other small precision brushless DC motors
Net sales:
Net sales					154,297	[1],[2]	154,505	[1],[2]	152,121	[1],[2]
Automotive, appliance, commercial and industrial products
Net sales:
Net sales					248,464	[3]	208,529	[3]	163,411	[3]
Machinery
Net sales:
Net sales					63,526		64,904		77,329
Electronic and optical components
Net sales:
Net sales					69,188	[1]	69,377	[1]	78,368	[1]
Others
Net sales:
Net sales					¥ 8,368	[3]	¥ 8,073	[3]	¥ 8,494	[3]

[1]	Starting in the year ended March 31, 2013, the motor application products that were previously included in the "electronic and optical components" product category have been reclassified to the "small precision motors" product category. To enable comparisons between periods, previously reported amounts have been reclassified.
[2]	Starting in the year ended March 31, 2013, the "small precision motors" product category is divided into "hard disk drives spindle motors" and "other small precision motors." To enable comparisons between periods, previously reported amounts have been reclassified.
[3]	Starting in the year ended March 31, 2013, the "general motors" product category is renamed as "automotive, appliance, commercial and industrial products" and the automotive components that were previously included in the "other" product category have been reclassified to the "automotive, appliance, commercial and industrial products" product category. To enable comparisons between periods, previously reported amounts have been reclassified.

Revenues from External Customers and Long-Lived Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales:
Net sales	¥ 186,060	¥ 169,670	¥ 174,519	¥ 179,021	¥ 709,270	¥ 682,320	¥ 675,988
Long-lived assets:
Long-lived assets	277,977				277,977	230,831
Japan
Net sales:
Net sales					213,169	260,470	295,376
Long-lived assets:
Long-lived assets	86,612				86,612	84,299
U.S.A.
Net sales:
Net sales					99,260	71,317	46,579
Long-lived assets:
Long-lived assets	21,047				21,047	15,650
Singapore
Net sales:
Net sales					55,712	40,595	28,015
Long-lived assets:
Long-lived assets	1,899				1,899	1,412
Thailand
Net sales:
Net sales					81,678	75,908	99,932
Long-lived assets:
Long-lived assets	42,418				42,418	33,476
The Philippines
Net sales:
Net sales					18,543	19,683	10,657
Long-lived assets:
Long-lived assets	11,838				11,838	11,691
China
Net sales:
Net sales					150,631	148,553	139,264
Long-lived assets:
Long-lived assets	56,756				56,756	47,260
Other
Net sales:
Net sales					90,277	65,794	56,165
Long-lived assets:
Long-lived assets	¥ 57,407				¥ 57,407	¥ 37,043

Net Sales to External Customers and Other Financial Information by Operating Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Net sales:
Adjustments						¥ 709,367		¥ 681,362		¥ 675,596
Consolidated total	186,060		169,670	174,519	179,021	709,270		682,320		675,988
Operating income or loss:
Operating income or loss						17,627		73,070		92,869
Depreciation:
Consolidated total						34,935		31,511		32,981
Segment assets:
Consolidated total	1,004,852					1,004,852		800,401
Consolidated total						61,368		41,446		55,010
Subtotal Before Elimination Adjustments
Net sales:
Consolidated total						262,728		250,174		243,683
Business Intersegment, Eliminations
Net sales:
Consolidated total						(262,728)		(250,174)		(243,683)
U.S. GAAP adjustments and Others
Depreciation:
Consolidated total						(3,487)	[1],[2]	(1,019)	[1],[2]	(1,006)	[1],[2]
Segment assets:
Consolidated total	(7,681)	[3]				(7,681)	[3]	(6,420)	[3]
Nidec Corporation
Net sales:
Net sales to external customers						23,748		46,901		72,334
Net sales to other operating segments						108,282		100,064		74,406
Operating income or loss:
Operating income or loss						(4,856)		7,497		6,799
Depreciation:
Depreciation						917		995		1,072
Segment assets:
Segment assets	565,451					565,451		488,939
Expenditure for segment assets						1,991		659
Nidec Electronics (Thailand)
Net sales:
Net sales to external customers						63,349		64,226		86,086
Net sales to other operating segments						35,492		36,649		45,219
Operating income or loss:
Operating income or loss						10,525		15,027		21,473
Depreciation:
Depreciation						5,572		5,085		6,569
Segment assets:
Segment assets	91,784					91,784		107,523
Expenditure for segment assets						14,588		4,600
Nidec (Zhejiang)
Net sales:
Net sales to external customers						21,109		26,430		24,500
Net sales to other operating segments						2,977		3,617		6,618
Operating income or loss:
Operating income or loss						(2,689)		774		2,351
Depreciation:
Depreciation						1,196		1,231		1,430
Segment assets:
Segment assets	13,897					13,897		15,267
Expenditure for segment assets						710		662
Nidec (Dalian)
Net sales:
Net sales to external customers						3,648		4,269		4,218
Net sales to other operating segments						11,117		15,471		20,852
Operating income or loss:
Operating income or loss						(409)		431		2,658
Depreciation:
Depreciation						914		802		780
Segment assets:
Segment assets	24,159					24,159		19,119
Expenditure for segment assets						2,372		1,597
Nidec Singapore
Net sales:
Net sales to external customers						50,039		34,220		19,082
Net sales to other operating segments						709		448		451
Operating income or loss:
Operating income or loss						1,115		781		245
Depreciation:
Depreciation						133		70		79
Segment assets:
Segment assets	21,590					21,590		23,886
Expenditure for segment assets						417		87
Nidec (H.K.)
Net sales:
Net sales to external customers						52,028		50,748		55,724
Net sales to other operating segments						1,734		1,162		1,587
Operating income or loss:
Operating income or loss						146		359		564
Depreciation:
Depreciation						7		6		7
Segment assets:
Segment assets	15,678					15,678		17,345
Expenditure for segment assets						5		5
Nidec Philippines
Net sales:
Net sales to external customers						14,707		15,326		7,337
Net sales to other operating segments						25,682		24,390		28,504
Operating income or loss:
Operating income or loss						4,883		7,799		5,403
Depreciation:
Depreciation						2,750		2,598		2,734
Segment assets:
Segment assets	37,084					37,084		31,530
Expenditure for segment assets						1,876		2,370
Nidec Sankyo
Net sales:
Net sales to external customers						73,201		78,589		86,027
Net sales to other operating segments						300		396		556
Operating income or loss:
Operating income or loss						4,210		7,414		13,226
Depreciation:
Depreciation						3,773		3,715		3,830
Segment assets:
Segment assets	107,393					107,393		99,089
Expenditure for segment assets						4,777		5,278
Nidec Copal
Net sales:
Net sales to external customers						49,627		51,124		58,396
Net sales to other operating segments						2,093		2,318		2,632
Operating income or loss:
Operating income or loss						(3,192)		6,384		9,557
Depreciation:
Depreciation						3,806		3,115		3,990
Segment assets:
Segment assets	62,376					62,376		70,809
Expenditure for segment assets						9,539		8,363
Nidec Tosok
Net sales:
Net sales to external customers						31,090		33,358		29,745
Net sales to other operating segments						190		150		201
Operating income or loss:
Operating income or loss						1,715		3,140		4,009
Depreciation:
Depreciation						2,930		2,660		2,119
Segment assets:
Segment assets	43,566					43,566		38,035
Expenditure for segment assets						5,814		4,813
Nidec Copal Electronics
Net sales:
Net sales to external customers						26,845		29,098		30,553
Net sales to other operating segments						20		20		27
Operating income or loss:
Operating income or loss						3,277		4,194		4,969
Depreciation:
Depreciation						1,318		1,150		1,254
Segment assets:
Segment assets	38,684					38,684		35,517
Expenditure for segment assets						984		1,348
Nidec Techno Motor
Net sales:
Net sales to external customers						39,940		40,058		42,935
Net sales to other operating segments						3,143		952		889
Operating income or loss:
Operating income or loss						4,168		4,591		4,018
Depreciation:
Depreciation						1,890		1,491		1,676
Segment assets:
Segment assets	42,508					42,508		33,846
Expenditure for segment assets						5,144		2,719
Nidec Motor
Net sales:
Adjustments						119,093		83,999		50,886
Consolidated total						154		30
Operating income or loss:
Operating income or loss						723		2,111		240
Depreciation:
Consolidated total						6,481		3,892		2,914
Segment assets:
Consolidated total	178,429					178,429		72,846
Expenditure for segment assets						3,594		1,993
Nidec Motors & Actuators
Net sales:
Net sales to external customers						44,707		44,748		38,371
Net sales to other operating segments						15,170		11,607		6,702
Operating income or loss:
Operating income or loss						3,447		3,126		1,274
Depreciation:
Depreciation						1,470		1,423		1,383
Segment assets:
Segment assets	46,601					46,601		43,053
Expenditure for segment assets						1,845		2,190
All Others
Net sales:
Adjustments						96,236		78,268		69,402
Consolidated total						55,665		52,900		55,039
Operating income or loss:
Operating income or loss						10,541		11,201		16,184
Depreciation:
Consolidated total						5,265		4,297		4,150
Segment assets:
Consolidated total	158,270					158,270		127,875
Expenditure for segment assets						7,712		4,762
Unallocated Amount to Segment
Net sales:
Adjustments						(97)	[4]	958	[4]	392	[4]
Segment assets:
Goodwill	132,893					132,893		80,525
Unallocated Amount to Segment | Business Intersegment, Eliminations
Operating income or loss:
Operating income or loss						2,167		2,789		1,455
Segment assets:
Consolidated total	(579,649)					(579,649)		(510,192)
Unallocated Amount to Segment | Other adjustments
Operating income or loss:
Operating income or loss						(17,606)	[5]	(3,072)	[5]	(1,090)	[5]
Unallocated Amount to Segment | U.S. GAAP adjustments and Others
Operating income or loss:
Operating income or loss						(538)	[6]	(1,476)	[6]	(466)	[6]
Unallocated Amount to Segment | Other
Segment assets:
Consolidated total	11,819					11,819		11,809
Operating Segments
Operating income or loss:
Operating income or loss						33,604		74,829		92,970
Depreciation:
Consolidated total						38,422		32,530		33,987
Segment assets:
Consolidated total	¥ 1,447,470					¥ 1,447,470		¥ 1,224,679

[1]	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.
[2]	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
[3]	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.
[4]	US GAAP adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.
[5]	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly includes gain (loss) from sales (or disposal) of fixed assets.
[6]	Others is mainly from the amortization of capitalized assets related to business combinations.

Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Customer	Mar. 31, 2012 Customer	Mar. 31, 2011 Customer
Segment Reporting Disclosure [Line Items]
Sales to customers which exceeded 10% of the consolidated net sales	¥ 74,897	¥ 151,253	¥ 165,797
Number of major customers	1	2	2

Subsequent Events - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2011	Mar. 31, 2013 Dividend Declared	Apr. 23, 2013 Share Exchange Nidec Seimitsu Corporation	Apr. 23, 2013 Share Exchange Nidec Copal	Apr. 23, 2013 Share Exchange Nidec Tosok
Subsequent Event [Line Items]
Subsequent event, description			Subsequent to March 31, 2013, the Company's Board of Directors declared a cash dividend of ¥5,387 million payable on June 5, 2013 to stockholders as of March 31, 2013.
Cash dividend declared	¥ 5,387		¥ 5,387
Cash dividend declared, payable date			Jun 5, 2013
Cash dividend declared, record date			Mar 31, 2013
Share exchange ratio				0.017	0.122	0.124
Number of shares allocated for share exchange	3,175,315	721,534		2,075	2,575,845	1,312,016

Quarterly Financial Data (Unaudited) (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Quarterly Financial Information [Line Items]
Net sales	¥ 186,060		¥ 169,670		¥ 174,519		¥ 179,021		¥ 709,270		¥ 682,320	¥ 675,988
Income before income taxes	(24,409)		1,259		18,243		18,334		13,427		70,856	81,966
Net income (loss) attributable to Nidec Corporation	¥ (19,095)		¥ 894		¥ 12,917		¥ 13,282		¥ 7,998		¥ 40,731	¥ 52,333
Net income (loss) attributable to Nidec Corporation per share:
Basic	¥ (141.45)	[1],[2]	¥ 6.6	[1],[2]	¥ 97.28	[1],[2]	¥ 97.99	[1],[2]	¥ 59.37	[1],[2]	¥ 296.25	¥ 375.91
Diluted	¥ (141.45)	[1]	¥ 6.06	[1]	¥ 90.74	[1]	¥ 91.53	[1]	¥ 55.07	[1]	¥ 276.89	¥ 362.8

[1]	All potentially dilutive securities are excluded from the calculation in a situation where there is a net loss attributable to Nidec Corporation.
[2]	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.